UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               DANIEL J. MAVICO
                                                 USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  DECEMBER 31, 2014



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING DECEMBER 31, 2014


[LOGO OF USAA]
   USAA(R)

                                    [GRAPHIC OF USAA EXTENDED MARKET INDEX FUND]

 ==============================================================

       ANNUAL REPORT
       USAA EXTENDED MARKET INDEX FUND
       DECEMBER 31, 2014

 ==============================================================

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

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PRESIDENT'S MESSAGE

"THE BEGINNING OF A NEW YEAR CAN BE A GREAT
 TIME TO TAKE STOCK OF YOUR FINANCIAL WELL          [PHOTO OF BROOKS ENGLEHARDT]
 BEING, TAX SITUATION, AND THE PROGRESS
 YOU'VE MADE TOWARD YOUR GOALS."

--------------------------------------------------------------------------------

FEBRUARY 2015

When the reporting period began in January 2014, investors had high hopes for the U.S. economy--that growth would accelerate and the economic recovery would continue. At the same time, many expected long-term interest rates to rise when the Federal Reserve (the Fed) started tapering (or reducing) its quantitative easing (QE) asset purchases. Some pundits predicted a "great rotation" from bonds into stocks as interest rates rose and bond prices fell (bond prices and interest rates move in opposite directions).

The reality, however, was somewhat different. Instead of interest rates rising, they fell during the reporting period, driving up bond prices. Meanwhile, the U.S. economy hit a winter weather-related soft patch and actually contracted during the first quarter. Then, after regaining its footing in the second quarter, the U.S. economy slowly strengthened and by the end of the year, observers were once again optimistic that economic growth could accelerate in 2015.

During the reporting period, foreign economies underperformed that of the U.S. Europe's economic growth slowed, Japan struggled to jumpstart its moribund economy, and the economy of the former engine of global growth--China--weakened. Although economic divergence is likely to continue for a time, we do not believe it will endure over the long term. Eventually, the global economy will either rebound or global economic weakness will weigh on the U.S. economy, dampening growth. According to Standard & Poor's, S&P 500 companies generate 46.3% of their sales overseas.

That said, economic divergence also has been observed in central bank policy and equity market performance. As the Fed finished tapering its QE program during October, other global central banks continued to ease monetary policy, pushing down interest rates around the world. At the same time, U.S. stocks recorded strong gains for the reporting period, outperforming European stocks and emerging markets stocks--which generally posted declines.

Meanwhile, inflation pressures have continued to ease, with the collapse of energy prices a prime example. Oil prices fell close to 50% during the reporting period. Natural gas prices also declined. At USAA Investments, we believe the U.S. economy will generally benefit from lower energy prices.

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

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Consumer spending comprises a large percentage of the U.S. economy and lower energy prices means consumers will have more money to spend on other things. However, no one knows how significantly lower prices will affect energy-producing regions or energy-related industries, such as oil services and steel manufacturing.

The reporting period also was marked by an increase in geopolitical worries-- from Russia's involvement in Ukraine to ongoing Islamic extremism. Furthermore, near the end of the reporting period, Greece's government was forced to call an early national election, raising fears that the main opposition party--should it win--would seek to change the country's bailout agreement with the European Union. Stories such as these may influence the investment environment during the months ahead. We also expect to see exaggerated news reports if market volatility increases, as we anticipate that it might. However, dramatic news headlines are designed to elicit an emotional reaction, and shareholders should instead focus on relevant information, such as the direction of interest rates and economic conditions, to give them the perspective they need to appropriately manage their investments.

Investors also may want to make a new year's resolution to improve their financial fitness. As I write to you, 2015 has just started. The beginning of a new year can be a great time to take stock of your financial well being, tax situation, and the progress you've made toward achieving your goals. If you want to simplify your finances, you may consider consolidating some of your accounts. You also might want to rebalance your portfolio. Regular rebalancing can potentially help you protect your gains and prepare for what happens next. At the same time, you should make sure your investment plan still matches your goals, risk tolerance, and time horizon. If you'd like some help, please call one of our financial advisors. They would be happy to assist you.

From all of us here at USAA Investments, I wish you the happiest and healthiest of new years. We remain resolved to provide you with our best advice, exceptional service, and a wide variety of investment options. Thank you for allowing us to serve your investment needs.

Sincerely,

/S/ BROOKS ENGLEHARDT

Brooks Englehardt
President
USAA Investments

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened.
o The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. Most of these stocks are listed on the New York Stock Exchange.
o Investments provided by USAA Investment Management Company and USAA Financial Advisors Inc., both registered broker dealers. o Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

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

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                1

MANAGER'S COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           4

FINANCIAL INFORMATION

 USAA EXTENDED MARKET INDEX FUND:

   Distributions to Shareholders                                              8

   Report of Independent Registered
     Public Accounting Firm                                                   9

   Financial Statements                                                      10

   Financial Highlights                                                      13

   Notes to Financial Statements                                             14

EXPENSE EXAMPLE                                                              20

TRUSTEES' AND OFFICERS' INFORMATION                                          22

 MASTER EXTENDED MARKET INDEX SERIES:

   Report of Independent Registered
     Public Accounting Firm                                                  31

   Schedule of Investments                                                   33

   Financial Statements                                                      77

   Financial Highlights                                                      80

   Notes to Financial Statements                                             81

OFFICERS' AND DIRECTORS' INFORMATION                                         94

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2015, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA EXTENDED MARKET INDEX FUND (THE FUND) SEEKS TO MATCH, BEFORE FEES AND EXPENSES, THE PERFORMANCE OF THE U.S. STOCKS NOT INCLUDED IN THE S&P 500 INDEX AS REPRESENTED BY THE DOW JONES U.S. COMPLETION TOTAL STOCK MARKET INDEX(SM). THE DOW JONES U.S. COMPLETION TOTAL STOCK MARKET INDEX MEASURES THE PERFORMANCE OF ALL SMALL- AND MID-CAP STOCKS AS MEASURED BY THE DOW JONES U.S. TOTAL STOCK MARKET INDEX(SM) LESS THE STOCKS IN THE S&P 500 INDEX.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund's principal investment strategy is to invest all of the Fund's investable assets in the Master Extended Market Index Series of the Quantitative Master Series LLC (Extended Market Portfolio), which is a separate fund advised by BlackRock Advisors, LLC (BlackRock), with a substantially similar investment objective as the Fund. Therefore, your interest in the Extended Market Portfolio's securities is indirect, and the investment characteristics of the Fund will correspond directly to those of the Extended Market Portfolio. This type of arrangement is commonly referred to as a master-feeder structure.

The Extended Market Portfolio seeks to track, before fees and expenses, the performance of the Dow Jones U.S. Completion Total Stock Market Index as closely as possible, and normally, at least 80% of its assets will be invested in securities or other financial instruments of companies that are components of or have economic characteristics similar to the securities included in the Dow Jones U.S. Completion Total Stock Market Index.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGER'S COMMENTARY ON THE FUND

--------------------------------------------------------------------------------

As of the end of the reporting period, the USAA Extended Market Index Fund (the
Fund) had a total return of 7.18%, while U.S. stocks, as represented by the broad market Dow Jones U.S. Completion Total Stock Market Index(SM) had a return of 7.63%. U.S. equities moved higher in 2014 as domestic economic growth picked up momentum and interest rates remained low. Although volatility increased, levels generally remained below the historical norm.

It was an unpleasant start to 2014 for equity investors. Volatility ticked up amid heightened risks in emerging markets, slowing growth in China, and softer economic data in the U.S., while investors braced for the impact of the Federal Reserve (the Fed) scaling back on stimulus. Equity markets around the world generally declined sharply in January 2014. However, the sell-off was short-lived, and equities rebounded as uncertainty abated. Notably, relief came in the form of long-term interest rates remaining low even as the Fed reduced its open-market purchases. Additionally, investors were comforted by the Fed's dovish stance on short-term rates and increasing evidence that the recent weakness in U.S. economic data had been temporary and weather-related.

Equity valuations were relatively high in the aftermath of the strong rally in 2013. Investors continued to favor equities in 2014 while bond yields were persistently low. Improving U.S. economic data, strong corporate earnings, and increased merger and acquisition activity propelled market gains, pushing major U.S. stock indexes to all-time highs.

However, the combination of high valuations and expectations of higher interest rates left equities particularly vulnerable to bad news. Volatility increased as tensions between Russia and Ukraine mounted and investors considered the potential implications of economic sanctions. The fragmentation of Iraq led to escalating violence and a spike in oil prices during the summer. A ground war in Gaza, the downing of civilian airliners over Malaysia, and

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Refer to page 5 for benchmark definition.

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2  | USAA EXTENDED MARKET INDEX FUND

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Scotland's flirtation with independence from the United Kingdom added to global headwinds, resulting in a challenging third quarter for equity markets.

U.S. economic growth strengthened considerably in the latter part of 2014. Initially, the good news was bad for stocks, spurring a sell-off in September as investors feared the Fed would raise short-term interest rates earlier than previously expected. Calm was restored when the Fed reaffirmed its anticipation that short-term interest rates would continue to be warranted for some time after its target employment and inflation levels are realized. U.S. stocks rebounded in October and continued their climb through year-end as U.S.
economic data continued to impress investors and help fuel a positive corporate earnings season.

While the pace of U.S. economic growth strengthened, the broader global economy showed signs of slowing. This drove volatility higher as the divergence in global central bank policies became a major theme in equity markets. While the Fed moved towards tightening monetary policy, the European Central Bank and Bank of Japan implemented measures to stimulate their economies and support their currencies. However, the U.S. equity market absorbed much of the increased liquidity flowing from foreign central banks as global investors sought relative stability in a world of rising geopolitical tensions and uneven economic growth.

As the U.S. economy strengthened, so did the U.S. dollar, which put downward pressure on commodity prices. Oil prices in particular plunged in the latter months of 2014 as a global supply-and-demand imbalance materialized. Lower oil prices led to a pickup in consumer spending in the U.S., which was a positive for U.S. stocks.

THIS MATERIAL IS NOT INTENDED TO BE RELIED UPON AS A FORECAST, RESEARCH OR INVESTMENT ADVICE, AND IS NOT A RECOMMENDATION, OFFER OR SOLICITATION TO BUY OR SELL ANY SECURITIES OR TO ADOPT ANY INVESTMENT STRATEGY. THE OPINIONS EXPRESSED ARE AS OF DECEMBER 31, 2014, AND MAY CHANGE AS SUBSEQUENT CONDITIONS VARY. THE INFORMATION AND OPINIONS CONTAINED IN THIS MATERIAL ARE DERIVED FROM PROPRIETARY AND NON-PROPRIETARY SOURCES DEEMED BY BLACKROCK TO BE RELIABLE, ARE NOT NECESSARILY ALL-INCLUSIVE AND ARE NOT GUARANTEED AS TO ACCURACY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THERE IS NO GUARANTEE THAT ANY FORECASTS MADE WILL COME TO PASS. ANY INVESTMENTS NAMED WITHIN THIS MATERIAL MAY NOT NECESSARILY BE HELD IN ANY ACCOUNTS MANAGED BY BLACKROCK. RELIANCE UPON INFORMATION IN THIS MATERIAL IS AT THE SOLE DISCRETION OF THE READER. INDEX PERFORMANCE IS SHOWN FOR ILLUSTRATIVE PURPOSES ONLY. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

PREPARED BY BLACKROCK INVESTMENTS, LLC, MEMBER FINRA.

(C)2015 BLACKROCK, INC. ALL RIGHTS RESERVED.

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                                           MANAGER'S COMMENTARY ON THE FUND |  3

================================================================================

INVESTMENT OVERVIEW

USAA EXTENDED MARKET INDEX FUND (THE FUND)(Ticker Symbol: USMIX)

--------------------------------------------------------------------------------
                                      12/31/14                      12/31/13
--------------------------------------------------------------------------------
Net Assets                         $660.9 Million              $615.7 Million
Net Asset Value Per Share              $18.02                      $17.63

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/14
--------------------------------------------------------------------------------
   1 YEAR                         5 YEARS                         10 YEARS
   7.18%                          16.27%                           8.86%

--------------------------------------------------------------------------------
                             EXPENSE RATIOS AS OF 12/31/13*
--------------------------------------------------------------------------------
   BEFORE REIMBURSEMENT         0.51%         AFTER REIMBURSEMENT         0.50%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

* The expense ratios represent the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated May 1, 2014, and are calculated as a percentage of average net assets. USAA Asset Management Company (the Manager) has agreed, through May 1, 2015, to make payments or waive management, administration, and other fees so that the total annual operating expenses of the Fund (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.50% of the Fund's average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Manager at any time after May 1, 2015. These expense ratios may differ from the expense ratios disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

================================================================================

4  | USAA EXTENDED MARKET INDEX FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                        DOW JONES U.S.
                       COMPLETION TOTAL           USAA EXTENDED
                      STOCK MARKET INDEX*       MARKET INDEX FUND
12/31/2004               $10,000.00                $10,000.00
 1/31/2005                 9,661.30                  9,662.22
 2/28/2005                 9,848.25                  9,840.00
 3/31/2005                 9,659.46                  9,680.00
 4/30/2005                 9,306.47                  9,351.11
 5/31/2005                 9,861.09                  9,902.22
 6/30/2005                10,182.81                 10,213.33
 7/31/2005                10,756.04                 10,764.44
 8/31/2005                10,632.73                 10,640.00
 9/30/2005                10,713.33                 10,702.22
10/31/2005                10,461.80                 10,471.11
11/30/2005                10,949.85                 10,977.78
12/31/2005                11,002.87                 11,011.42
 1/31/2006                11,725.47                 11,703.05
 2/28/2006                11,609.23                 11,602.94
 3/31/2006                12,051.42                 12,039.76
 4/30/2006                12,101.02                 12,085.26
 5/31/2006                11,578.64                 11,575.64
 6/30/2006                11,611.83                 11,593.84
 7/31/2006                11,283.94                 11,266.23
 8/31/2006                11,526.08                 11,502.84
 9/30/2006                11,631.51                 11,630.25
10/31/2006                12,210.21                 12,203.57
11/30/2006                12,652.25                 12,649.48
12/31/2006                12,684.43                 12,697.46
 1/31/2007                13,093.54                 13,117.21
 2/28/2007                13,061.23                 13,040.90
 3/31/2007                13,202.85                 13,174.45
 4/30/2007                13,530.01                 13,470.19
 5/31/2007                14,112.32                 14,033.03
 6/30/2007                13,905.05                 13,851.78
 7/31/2007                13,281.41                 13,250.77
 8/31/2007                13,415.18                 13,374.79
 9/30/2007                13,821.95                 13,794.54
10/31/2007                14,230.69                 14,233.37
11/30/2007                13,432.45                 13,403.41
12/31/2007                13,368.58                 13,295.64
 1/31/2008                12,543.27                 12,426.77
 2/29/2008                12,272.43                 12,174.20
 3/31/2008                12,054.94                 11,931.72
 4/30/2008                12,712.33                 12,588.42
 5/31/2008                13,317.82                 13,154.19
 6/30/2008                12,319.19                 12,164.09
 7/31/2008                12,203.13                 12,042.86
 8/31/2008                12,440.56                 12,285.33
 9/30/2008                11,088.73                 10,961.83
10/31/2008                 8,800.63                  8,698.74
11/30/2008                 7,797.92                  7,708.64
12/31/2008                 8,150.83                  8,064.29
 1/31/2009                 7,541.89                  7,443.13
 2/28/2009                 6,804.36                  6,714.88
 3/31/2009                 7,391.05                  7,293.20
 4/30/2009                 8,498.86                  8,385.57
 5/31/2009                 8,851.69                  8,728.28
 6/30/2009                 8,925.91                  8,792.54
 7/31/2009                 9,729.73                  9,585.04
 8/31/2009                10,093.19                  9,949.17
 9/30/2009                10,679.33                 10,516.77
10/31/2009                10,101.39                  9,927.75
11/30/2009                10,503.11                 10,324.00
12/31/2009                11,201.75                 10,997.03
 1/31/2010                10,933.50                 10,727.76
 2/28/2010                11,461.21                 11,244.76
 3/31/2010                12,301.19                 12,063.35
 4/30/2010                12,886.81                 12,634.20
 5/31/2010                11,918.36                 11,686.37
 6/30/2010                11,092.64                 10,878.56
 7/31/2010                11,860.45                 11,621.74
 8/31/2010                11,200.69                 10,964.72
 9/30/2010                12,474.93                 12,214.14
10/31/2010                13,033.28                 12,752.68
11/30/2010                13,421.90                 13,118.89
12/31/2010                14,407.45                 14,088.18
 1/31/2011                14,591.72                 14,255.50
 2/28/2011                15,239.81                 14,891.30
 3/31/2011                15,547.18                 15,192.48
 4/30/2011                16,011.27                 15,627.50
 5/31/2011                15,808.44                 15,426.72
 6/30/2011                15,439.61                 15,058.62
 7/31/2011                14,940.36                 14,578.98
 8/31/2011                13,719.47                 13,385.44
 9/30/2011                12,239.50                 11,946.51
10/31/2011                13,953.12                 13,619.69
11/30/2011                13,873.22                 13,530.45
12/31/2011                13,866.43                 13,520.27
 1/31/2012                14,914.57                 14,535.17
 2/29/2012                15,514.38                 15,106.78
 3/31/2012                15,869.01                 15,445.08
 4/30/2012                15,752.50                 15,328.42
 5/31/2012                14,650.98                 14,255.20
 6/30/2012                15,113.78                 14,698.49
 7/31/2012                15,010.14                 14,593.50
 8/31/2012                15,528.19                 15,095.11
 9/30/2012                15,908.45                 15,456.74
10/31/2012                15,698.51                 15,246.76
11/30/2012                15,929.78                 15,480.07
12/31/2012                16,346.85                 15,881.74
 1/31/2013                17,485.74                 16,977.85
 2/28/2013                17,655.46                 17,132.74
 3/31/2013                18,482.87                 17,930.99
 4/30/2013                18,601.07                 18,038.22
 5/31/2013                19,096.96                 18,502.88
 6/30/2013                18,909.23                 18,312.25
 7/31/2013                20,193.05                 19,539.42
 8/31/2013                19,638.46                 18,991.36
 9/30/2013                20,791.59                 20,099.39
10/31/2013                21,394.32                 20,683.19
11/30/2013                21,907.14                 21,183.59
12/31/2013                22,566.95                 21,799.13
 1/31/2014                22,159.31                 21,366.36
 2/28/2014                23,372.34                 22,528.65
 3/31/2014                23,203.50                 22,367.91
 4/30/2014                22,606.47                 21,811.50
 5/31/2014                22,947.24                 22,132.98
 6/30/2014                23,966.93                 23,097.43
 7/31/2014                22,902.92                 22,071.16
 8/31/2014                24,037.27                 23,159.26
 9/30/2014                22,817.28                 21,959.87
10/31/2014                23,739.25                 22,850.14
11/30/2014                24,054.61                 23,146.89
12/31/2014                24,288.77                 23,365.02

                                   [END CHART]

                          Data from 12/31/04 to 12/31/14.

The graph illustrates how a $10,000 hypothetical investment in the USAA Extended Market Index Fund closely tracks the Dow Jones U.S. Completion Total Stock Market Index, which is a market-capitalization-weighted index of approximately 3,500 U.S. equity securities. It includes all the stocks in the Dow Jones U.S. Total Stock Market Index except for stocks included in the S&P 500 Index.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes.

*The Dow Jones U.S. Completion Total Stock Market Index is a subset of the Dow Jones U.S. Total Stock Market Index that excludes components of the S&P 500 Index. The Dow Jones U.S. Total Stock Market Index is an all-inclusive measure composed of all U.S. equity securities with readily available prices. This broad index is divided according to stock-size segment, style, and sector to create distinct sub-indexes that track every major segment of the market.

================================================================================

                                                        INVESTMENT OVERVIEW |  5

================================================================================

Dow Jones U.S. Completion Total Stock Market Index is a service mark of Dow Jones & Company, Inc. Dow Jones does not have any relationship to the Fund other than the licensing and sublicensing of the Dow Jones U.S. Completion Total Stock Market Index and its service marks for use in connection with the Fund.
o Dow Jones does not sponsor, endorse, sell, or promote the Fund; recommend that any person invest in the Fund or any other securities; have any responsibility or liability for or make any decisions about the timing, amount, or pricing of the Fund; have any responsibility or liability for the administration, management, or marketing of the Fund; consider the needs of the Fund or the owners of the Fund in determining, composing, or calculating the Dow Jones U.S. Completion Total Stock Market Index, or have any obligation to do so.

Dow Jones will have no liability in connection with the Fund. Specifically, Dow Jones makes no warranty, express or implied, and Dow Jones disclaims any warranty about: the results to be obtained by the Fund, the owner of the Fund, or any other person in connection with the use of the Dow Jones U.S. Completion Total Stock Market Index and the data included in the Dow Jones U.S. Completion Total Stock Market Index; the accuracy or completeness of the Dow Jones U.S. Completion Total Stock Market Index and any related data; the merchantability and the fitness for a particular purpose or use of the Dow Jones U.S. Completion Total Stock Market Index and/or its related data; Dow Jones will have no liability for any errors, omissions, or interruptions in the Dow Jones U.S. Completion Total Stock Market Index or related data; under no circumstances will Dow Jones be liable for any lost profits or indirect, punitive, special, or consequential damages or losses, even if Dow Jones knows that they might occur.
o The licensing agreement between BlackRock Advisors, LLC (or its predecessor), and Dow Jones, and the sublicensing agreement between the Fund and BlackRock Advisors, LLC (or its predecessor), are solely for the benefit of the parties to these agreements and not for the benefit of the owners of the USAA Extended Market Index Fund or any other third parties.

================================================================================

6  | USAA EXTENDED MARKET INDEX FUND

================================================================================

                      o TOP 10 HOLDINGS - 12/31/14 o
                           (% of Net Assets)*

American Airlines Group, Inc. ............................ 0.8%
Liberty Global PLC ....................................... 0.6%
Illumina, Inc. ........................................... 0.6%
United Continental Holdings, Inc. ........................ 0.5%
LinkedIn Corp. ........................................... 0.5%
HCA Holdings, Inc. ....................................... 0.5%
Tesla Motors, Inc. ....................................... 0.5%
Las Vegas Sands Corp. .................................... 0.5%
Twitter, Inc. ............................................ 0.4%
Cheniere Energy, Inc. .................................... 0.3%

              o TOP 10 INDUSTRY SECTORS - 12/31/14 o
                         (% of Net Assets)*

Real Estate Investment Trusts (REITS)..................... 9.1%
Software & Computer Services ............................. 6.4%
Pharmaceuticals & Biotechnology .......................... 6.2%
Travel & Leisure  ........................................ 5.8%
Health Care Equipment & Services ......................... 5.5%
Banks .................................................... 5.1%
General Retailers ........................................ 4.8%
Technology Hardware & Equipment .......................... 4.7%
Support Services ......................................... 4.6%
Media .................................................... 4.1%

*Percentages are of the net assets of the Master Extended Market Index Series (the Series), not the net assets of the Fund.

You will find a complete list of securities that the Series owns on pages 33-76.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

DISTRIBUTIONS TO SHAREHOLDERS

--------------------------------------------------------------------------------

The following federal tax information related to the Fund's fiscal year ended December 31, 2014, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2015.

With respect to distributions paid, the Fund designates the following amounts (or, if subsequently determined to be different, the maximum amount allowable) for the fiscal year ended December 31, 2014:

 DIVIDEND RECEIVED        QUALIFIED DIVIDEND      LONG-TERM
DEDUCTION (CORPORATE    INCOME (NON-CORPORATE     CAPITAL GAIN      QUALIFIED INTEREST
  SHAREHOLDERS)(1)         SHAREHOLDERS)(1)      DISTRIBUTIONS(2)          INCOME
--------------------------------------------------------------------------------------
47.40%                    50.39%                 $19,490,611               $6,361
--------------------------------------------------------------------------------------

(1) Presented as a percentage of net investment income and short-term capital gain distributions paid, if any.

(2) Pursuant to Section 852 of the Internal Revenue Code.

================================================================================

8  | USAA EXTENDED MARKET INDEX FUND

================================================================================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA EXTENDED MARKET INDEX FUND:

We have audited the accompanying statement of assets and liabilities, of the USAA Extended Market Index Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of December 31, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the Master Extended Market Index Series. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Extended Market Index Fund at December 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
February 20, 2015

================================================================================

                    REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM |  9

================================================================================

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2014

--------------------------------------------------------------------------------

ASSETS
   Investment in Master Extended Market Index Series, at fair value             $661,021,361
   Receivable for capital shares sold                                                546,737
   Receivable due from USAA Transfer Agency Company                                      111
                                                                                ------------
          Total assets                                                           661,568,209
                                                                                ------------
LIABILITIES
   Payable for capital shares redeemed                                               546,315
   Accrued transfer agency fees                                                       23,040
   Other accrued expenses and payables                                                68,274
                                                                                ------------
          Total liabilities                                                          637,629
                                                                                ------------
               Net assets applicable to capital shares outstanding              $660,930,580
                                                                                ============
NET ASSETS CONSIST OF:
  Paid-in capital                                                               $448,810,265
  Accumulated undistributed net investment income                                    832,065
  Accumulated net realized gain from investments and
      futures transactions                                                         2,281,362
  Net unrealized appreciation on investments and futures contracts               209,006,888
                                                                                ------------
              Net assets applicable to capital shares outstanding               $660,930,580
                                                                                ============
  Capital shares outstanding                                                      36,678,512
                                                                                ============
  Net asset value, redemption price, and offering price per share               $      18.02
                                                                                ============

See accompanying notes to financial statements and accompanying financial statements of the Master Extended Market Index Series (the Series) attached.

================================================================================

10  | USAA EXTENDED MARKET INDEX FUND

================================================================================

STATEMENT OF OPERATIONS

Year ended December 31, 2014

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Allocated from Master Extended Market Index Series:
       Dividends - unaffiliated                                                 $  8,462,113
       Foreign taxes withheld                                                        (10,636)
       Securities lending - affiliated                                               659,506
       Dividends - affiliated                                                          9,137
                                                                                ------------
           Total income                                                            9,120,120
                Expenses (Note 4B)                                                  (422,165)
                                                                                ------------
   Net allocated investment income                                                 8,697,955
                                                                                ------------
FUND EXPENSES
   Administration and servicing fees                                               1,605,473
   Transfer agent's fees                                                             811,114
   Custody and accounting fees                                                         6,685
   Shareholder reporting fees                                                         39,615
   Postage                                                                            37,634
   Trustees' fees                                                                     22,200
   Registration fees                                                                  30,303
   Professional fees                                                                  95,295
   Other                                                                              12,601
                                                                                ------------
           Total Fund expenses                                                     2,660,920
                                                                                ------------
NET INVESTMENT INCOME                                                              6,037,035
                                                                                ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND
FUTURES CONTRACTS ALLOCATED FROM MASTER EXTENDED
MARKET INDEX SERIES
   Net realized gain from investment transactions                                 18,870,012
   Net realized gain from futures transactions                                     2,090,157
   Net change in unrealized appreciation/depreciation on investments
       and futures contracts                                                      17,660,960
                                                                                ------------
           Net allocated realized and unrealized gain on investments
                and futures contracts                                             38,621,129
                                                                                ------------
   Increase in net assets from operations                                       $ 44,658,164
                                                                                ============

See accompanying notes to financial statements and accompanying financial statements of the Series attached.

================================================================================

                                                      FINANCIAL STATEMENTS |  11

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

Years ended December 31,

----------------------------------------------------------------------------------------------

                                                                       2014               2013
----------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                       $  6,037,035      $   4,492,759
   Net realized gain from investment transactions                18,870,012         20,801,938
   Net realized gain from futures transactions                    2,090,157          5,159,908
   Net change in unrealized appreciation/depreciation
       on investments and futures contracts                      17,660,960        126,849,136
                                                               -------------------------------
       Net increase in net assets from operations                44,658,164        157,303,741
                                                               -------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income                                         (5,994,862)        (4,327,638)
   Net realized gains                                           (24,612,434)       (17,524,518)
                                                               -------------------------------
       Distributions to shareholders                            (30,607,296)       (21,852,156)
                                                               -------------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                    107,613,549        142,920,022
   Reinvested dividends                                          30,028,873         21,398,615
   Cost of shares redeemed                                     (106,501,843)       (82,425,844)
                                                               -------------------------------
       Net increase in net assets from
           capital share transactions                            31,140,579         81,892,793
                                                               -------------------------------
   Net increase in net assets                                    45,191,447        217,344,378

NET ASSETS
   Beginning of period                                          615,739,133        398,394,755
                                                               -------------------------------
   End of period                                               $660,930,580      $ 615,739,133
                                                               ===============================
Accumulated undistributed net investment income
   End of period                                               $    832,065      $     789,892
                                                               ===============================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                    6,006,461          9,010,642
   Shares issued for reinvested dividends                         1,676,002          1,239,182
   Shares redeemed                                               (5,929,127)        (5,218,612)
                                                               -------------------------------
       Increase in shares outstanding                             1,753,336          5,031,212
                                                               ===============================

See accompanying notes to financial statements and accompanying financial statements of the Series attached.

================================================================================

12  | USAA EXTENDED MARKET INDEX FUND

================================================================================

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

Contained below are selected ratios and supplemental data for the periods indicated for the USAA Extended Market Index Fund.

                                                               YEARS ENDED DECEMBER 31,
                                     -------------------------------------------------------------------------
                                         2014             2013            2012           2011             2010
                                     -------------------------------------------------------------------------
Net asset value at
 beginning of period                 $  17.63         $  13.33        $  11.59        $  12.63        $  10.21
                                     -------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income                    .16              .13             .19             .11             .09
 Net realized and unrealized gain
  (loss) on investments and futures
  transactions                           1.09             4.82            1.83            (.63)(b)        2.78
                                     -------------------------------------------------------------------------
Total from investment
 operations                              1.25             4.95            2.02            (.52)           2.87
                                     -------------------------------------------------------------------------
Less distributions:
 From net investment income              (.16)            (.13)           (.19)           (.09)           (.11)
 From realized capital gains             (.70)            (.52)           (.09)           (.43)           (.34)
                                     -------------------------------------------------------------------------
Total distributions                      (.86)            (.65)           (.28)           (.52)           (.45)
                                     -------------------------------------------------------------------------
Net asset value at
 end of period                       $  18.02         $  17.63        $  13.33        $  11.59        $  12.63
                                     =========================================================================
Total return (%)*                        7.18            37.26           17.47           (4.03)          28.11
Net assets at end of period (000)    $660,930         $615,739        $398,395        $353,660        $362,835
Ratios to average net assets: **
 Expenses, including expenses of the
  Master Extended Market
  Index Series (%)(a)                     .48              .50             .50             .50             .50
 Expenses before reimbursements,
  including expenses of the Master
  Extended Market Index Series (%)(a)     .48              .51             .65             .75             .81
 Net investment income (%)                .94              .89            1.45             .87             .86
Portfolio turnover (%)***                  10               18              12              12              15

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 ** For the year ended December 31, 2014 , average net assets were $642,174,533.
*** Represents the portfolio turnover of the Master Extended Market Index Series.
(a) Reflects total annual operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                            -             (.00%)(+)       (.00%)(+)       (.00%)(+)       (.00%)(+)
    (+) Represents less than 0.01% of average net assets.
(b) Reflected a net realized and unrealized loss per share, whereas the statement of operations reflected a net realized and unrealized gain for the period. The difference in realized and unrealized gains and losses was due to the timing of sales and repurchases of shares in relation to fluctuating market values for the portfolio.

See accompanying notes to financial statements and accompanying financial statements of the Series attached.

================================================================================

                                                      FINANCIAL HIGHLIGHTS |  13

================================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 2014

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this annual report pertains only to the USAA Extended Market Index Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's primary investment objective seeks to match, before fees and expenses, the performance of the U.S. stocks not included in the S&P 500 Index as represented by the Dow Jones U.S. Completion Total Stock Market Index.

USAA Asset Management Company (the Manager), an affiliate of the Fund, attempts to achieve this objective by investing all of the Fund's investable assets in the Master Extended Market Index Series of the Quantitative Master Series LLC (the Series), which is a separate open-end investment management company advised by BlackRock Advisors, LLC (BlackRock), with a substantially similar investment objective. At December 31, 2014, the Fund's investment was 99.9% of the Series.

The financial statements of the Series, including the Schedule of Investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

A. VALUATION OF INVESTMENTS - The Fund records its investment in the Series at fair value, which reflects its proportionate interest in the net assets of the Series. Valuation of the securities held by the Series is discussed in Note 2 of the Series' Notes to Financial Statements included elsewhere in this report.

================================================================================

14  | USAA EXTENDED MARKET INDEX FUND

================================================================================

B. FAIR VALUE MEASUREMENTS - Refer to the Schedule of Investments of the Series for a discussion of fair value measurements and a summary of the inputs used to value the Series' assets.

C. DERIVATIVE FINANCIAL INSTRUMENTS - Refer to Note 4 in the Series' Notes to Financial Statements for a discussion of derivative financial instruments and how they are accounted for in the Series' financial statements.

D. INVESTMENT INCOME AND EXPENSES - The Fund records daily its pro rata share of the Series' income, expenses, and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

E. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

F. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the year ended
   December 31, 2014, there were no custodian and other bank credits.

G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  15

================================================================================

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the year ended December 31, 2014, the Fund paid CAPCO facility fees of $3,298, which represents 0.9% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the year ended December 31, 2014.

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

The tax character of distributions paid during the years ended December 31, 2014, and 2013, was as follows:

                                           2014                          2013
                                         ---------------------------------------
Ordinary income*                         $11,116,685                 $ 6,808,021
Long-term realized capital gain           19,490,611                  15,044,135
                                         -----------                 -----------
 Total distributions paid                $30,607,296                 $21,852,156
                                         -----------                 -----------

================================================================================

16  | USAA EXTENDED MARKET INDEX FUND

================================================================================

As of December 31, 2014, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed ordinary income*                                    $  1,258,168
Undistributed long-term capital gains                                3,736,007
Unrealized appreciation of investments                            $207,126,140

* Includes short-term realized capital gains, if any, which are taxable as ordinary income.

The difference between book-basis and tax-basis unrealized appreciation of investments is attributable to the tax deferral of losses on wash sales, partnership basis, passive foreign investment corporation, and mark-to-market adjustments.

Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income and the Fund's pro rata share of the Series' realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

The Fund is permitted to carry forward post-enactment capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and/or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At December 31, 2014, the Fund had no capital loss carryforwards, for federal income tax purposes.

For the year ended December 31, 2014, the Fund did not incur any income tax, interest, or penalties and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  17

================================================================================

(4) TRANSACTIONS WITH MANAGER

A. ADMINISTRATION AND SERVICING FEES - The Manager provides administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.25% of the Fund's average net assets for the fiscal year. For the year ended December 31, 2014, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $1,605,473.

   In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The USAA Mutual Funds Trust's Board of Trustees (the Board) has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended December 31, 2014, the Fund reimbursed the Manager $18,473 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

   Out of the administration and servicing fees received from the Fund, the Manager pays BlackRock up to 0.10% for subadministration services provided on the Manager's behalf. For the year ended December 31, 2014, the Manager incurred subadministration fees, paid or payable to BlackRock, of $282,314.

B. EXPENSE LIMITATION - The Manager has agreed, through May 1, 2015, to limit the total annual operating expenses of the Fund to 0.50% of the Fund's average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through May 1, 2015, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the year ended December 31, 2014, the Fund did not incur reimbursable expenses. Additionally, the expenses allocated to the Fund from the Series included fees waived by BlackRock of $15,158 (See Master Feeder Notes to Financials). Refer to Note 5 in the Series' Notes to Financial Statements.

C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agency services to the Fund based on an annual charge

================================================================================

18  | USAA EXTENDED MARKET INDEX FUND

================================================================================

   of $23 per shareholder account, plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended December 31, 2014, the Fund incurred transfer agent's fees paid or payable to SAS, of $811,114.

D. UNDERWRITING AGREEMENT - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

E. MANAGEMENT AGREEMENT - The Manager serves as investment adviser to the Fund pursuant to a Management Agreement and is responsible for monitoring the services provided to the Series by BlackRock. While the Fund maintains its investment in the Series, the Manager receives no fee from the Fund for the monitoring service performed on its behalf.

(5) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association (USAA), a large, diversified financial services institution.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  19

================================================================================

EXPENSE EXAMPLE

December 31, 2014 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including administration fees, transfer agency fees, expenses allocated to the Fund by the Master Extended Market Index Series, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2014, through December 31, 2014.

ACTUAL EXPENSES

The line labeled "actual" in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line in the table labeled "hypothetical" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account

================================================================================

20  | USAA EXTENDED MARKET INDEX FUND

================================================================================

balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                  EXPENSES PAID
                                      BEGINNING              ENDING               DURING PERIOD*
                                    ACCOUNT VALUE         ACCOUNT VALUE            JULY 1, 2014 -
                                     JULY 1, 2014       DECEMBER 31, 2014        DECEMBER 31, 2014
                                    --------------------------------------------------------------
Actual                                 $1,000.00              $1,011.59                 $2.43

Hypothetical
 (5% return before expenses)            1,000.00               1,022.79                  2.45

 * Expenses are equal to the Fund's annualized expense ratio of 0.48%, which includes expenses of the Master Extended Market Index Series, and is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half-year period). The Fund's actual ending account value is based on its actual total return of 1.16% for the six-month period of July 1, 2014, through December 31, 2014.

================================================================================

                                                           EXPENSE EXAMPLE |  21

================================================================================

TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees (the Board) of the Trust consists of seven Trustees.
These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Asset Management Company (AMCO) and its affiliates. Pursuant to a policy adopted by the Board, the term of office for each Trustee shall be 20 years or until the Independent Trustee reaches age 72 or an Interested Trustee reaches age 65. The Board may change or grant exceptions from this policy at any time without shareholder approval. A Trustee may resign or be removed by a vote of the other Trustees or the holders of a majority of the outstanding shares of the Trust at any time. Vacancies on the Board can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of the USAA family of funds consisting of one registered investment company offering 52 individual funds. Unless otherwise indicated, the business address for each is P.O. Box 659430, San Antonio, TX 78265-9430.

If you would like more information about the funds' Trustees, you may call (800) 531-USAA (8722) to request a free copy of the funds' statement of additional information (SAI).

================================================================================

22  | USAA EXTENDED MARKET INDEX FUND

================================================================================

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

DANIEL S. MCNAMARA(2,4)
Trustee, President, and Vice Chair of the Board of Trustees
Born: June 1966
Year of Election or Appointment: 2009

President, Financial Advice and Solutions Group, USAA (02/13-present); Director of AMCO (01/12-present); Director of USAA Investment Management Company (IMCO) (10/09-present); President and Director, IMCO (10/09-04/14); President, AMCO (08/11-04/13); President and Director of USAA Shareholder Account Services (SAS) (10/09-present); Senior Vice President of USAA Financial Planning Services Insurance Agency, Inc. (FPS) (04/11-present); President and Director of USAA Investment Corporation (ICORP) (03/10-present); President and Director of USAA Financial Advisors, Inc. (FAI) and FPS (10/09-04/11); President, Banc of America Investment Advisors (09/07-09/09); Managing Director, Planning and Financial Products Group, Bank of America (09/01-09/09). Mr. McNamara brings to the Board extensive experience in the financial services industry, including experience as an officer of the Trust.

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

ROBERT L. MASON, PH.D.(2,3,4,5,6)
Trustee and Chair
Born: July 1946
Year of Election or Appointment: 1997(+)

Institute Analyst, Southwest Research Institute (03/02-present), which focuses in the fields of technological research. Dr. Mason brings to the Board particular experience with information technology matters, statistical analysis, and human resources as well as over 17 years' experience as a Board member of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  23

================================================================================

JEFFERSON C. BOYCE(3,4,5,6)
Trustee
Born: September 1957
Year of Election or Appointment: 2013

Senior Managing Director, New York Life Investments, LLC (1992-2012). Mr. Boyce brings to the Board experience in financial investment management, and, in particular, institutional and retail mutual funds, variable annuity products, broker dealers, and retirement programs, including experience in organizational development, marketing, product development, and money management as well as over one year's experience as a Board Member of the USAA family of funds. Mr. Boyce is a board member of Westhab Inc., and Friends of Teboho, Inc.

DAWN M. HAWLEY(3,4,5,6,8)
Trustee
Born: February 1954
Year of Election or Appointment: 2014

Manager of Finance, Menil Foundation, Inc. (05/07-06/11), which is a private foundation that oversees the assemblage of sculptures, prints, drawings, photographs, and rare books. Ms. Hawley brings to the Board experience in financial investment management and, in particular, institutional and retail mutual funds, variable annuity products, broker dealers, and retirement programs, including experience in financial planning, budgeting, accounting practices, and asset/liability management functions including major acquisitions and mergers. Ms. Hawley holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

24  | USAA EXTENDED MARKET INDEX FUND

================================================================================

PAUL L. MCNAMARA(3,4,5,6)
Trustee
Born: July 1948
Year of Election or Appointment: 2012

Director, Cantor Opportunistic Alternatives Fund, LLC (03/10-02/14), which is a closed-end fund of funds managed by Cantor Fitzgerald Investment Advisors, LLC. Mr. McNamara retired from Lord Abbett & Co. LLC as an Executive Member on 09/30/09, a position he held since 10/02. He had been employed at Lord Abbett since 1996. Mr. McNamara brings to the Board extensive experience with the financial services industry and, in particular, institutional and retail mutual fund markets, including experience with mutual fund marketing, distribution, and risk management, as well as overall experience with compliance and corporate governance issues. Mr. McNamara also has experience serving as a fund director as well as over three years as a Board Member of the USAA family of funds. Paul
L. McNamara is no relation to Daniel S. McNamara. Mr. McNamara holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

BARBARA B. OSTDIEK, PH.D.(3,4,5,6,7)
Trustee
Born: March 1964
Year of Election or Appointment: 2008

Senior Associate Dean of Degree programs at Jesse H. Jones Graduate School of Business at Rice University (07/13-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Business at Rice University (07/01-present); Academic Director, El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Business at Rice University (07/02-06/12). Dr. Ostdiek brings to the Board particular experience with financial investment management, education, and research as well as over six years' experience as a Board member of the USAA family of funds. Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  25

================================================================================

MICHAEL F. REIMHERR(3,4,5,6)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (05/95-present), which performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr brings to the Board particular experience with organizational development, budgeting, finance, and capital markets as well as over 14 years' experience as a Board member of the USAA family of funds. Mr. Reimherr is a member of the advisory board for Texas Star & Nut Company. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

   (1) Indicates the Trustee is an employee of AMCO or affiliated companies and is considered an "interested person" under the Investment Company Act of 1940.
   (2) Member of Executive Committee.
   (3) Member of Audit Committee.
   (4) Member of Pricing and Investment Committee.
   (5) Member of Corporate Governance Committee.
   (6) The address for all non-interested trustees is that of the USAA
       Funds, P.O. Box 659430, San Antonio, TX 78265-9430.
   (7) Dr. Ostdiek was designated as an Audit Committee Financial Expert by the Funds' Board in November 2008.
   (8) Ms. Hawley was designated as an Audit Committee Financial Expert by the Funds' Board in September 2014.
   (+) Mr. Mason was elected as Chair of the Board in January 2012.

================================================================================

26  | USAA EXTENDED MARKET INDEX FUND

================================================================================

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

R. MATTHEW FREUND
Vice President
Born: July 1963
Year of Appointment: 2010

Senior Vice President, Investment Portfolio Management, Chief Investment Officer, AMCO (01/12-present); Senior Vice President, Investment Portfolio Management, IMCO (02/10-12/11); Vice President, Fixed Income Investments, IMCO (02/04-02/10). Mr. Freund also serves as a director of SAS.

JOHN P. TOOHEY
Vice President
Born: March 1968
Year of Appointment: 2009

Head of Equities, Equity Investments, AMCO (01/12-present); Vice President, Equity Investments, IMCO (02/09-12/11).

JAMES G. WHETZEL
Secretary
Born: February 1978
Year of Appointment: 2013

Assistant Vice President, Financial Advice & Solutions Group (FASG) General Counsel, USAA (10/13-present); Executive Director and General Counsel, FASG, USAA (10/12-10/13); Secretary and Director, IMCO (06/13-present); Attorney, FASG General Counsel, USAA (11/08-10/12); Assistant Secretary, USAA family of funds (04/10-06/13). Mr. Whetzel also serves as Secretary of AMCO, SAS, and ICORP.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  27

================================================================================

DANIEL J. MAVICO
Assistant Secretary
Born: June 1977
Year of Appointment: 2013

Assistant Vice President, Lead Securities Attorney, FASG General Counsel, USAA (11/14-present); Executive Director, FASG General Counsel (04/13-11/14); Attorney, FASG General Counsel, USAA (04/10-04/13); Associate, Goodwin Procter LLP (02/09-04/10). Mr. Mavico also serves as Assistant Secretary of IMCO, AMCO, SAS, and FAI.

ROBERTO GALINDO, JR.
Treasurer
Born: November 1960
Year of Appointment: 2008

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present).

JAMES K. DE VRIES
Assistant Treasurer
Born: April 1969
Year of Appointment: 2013

Executive Director, Investment and Financial Administration, AMCO, (04/12-present); Director, Tax, USAA (11/09-04/12); Manager, Tax, USAA (04/08-11/09).

================================================================================

28  | USAA EXTENDED MARKET INDEX FUND

================================================================================

STEPHANIE HIGBY
Chief Compliance Officer
Born: July 1974
Year of Appointment: 2013

Executive Director, Institutional Asset Management Compliance, USAA (04/13-present); Director, Institutional Asset Management Compliance, AMCO (03/12-04/13); Compliance Director for USAA Mutual Funds Compliance, IMCO (06/06-02/12). Ms. Higby also serves as the Funds' anti-money laundering compliance officer.

(1) Indicates those Officers who are employees of AMCO or affiliated companies and are considered "interested persons" under the Investment Company Act of 1940.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  29

                            Annual report of the
                   MASTER EXTENDED MARKET INDEX SERIES
                in which the USAA EXTENDED MARKET INDEX FUND
                                    invests

================================================================================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

TO THE SHAREHOLDERS OF MASTER EXTENDED MARKET INDEX SERIES AND BOARD OF DIRECTORS OF QUANTITATIVE MASTER SERIES LLC:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Extended Market Index Series, one of the series constituting Quantitative Master Series LLC (the "Series") as of December 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Series is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Extended Market Index Series of Quantitative Master Series LLC as of December 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Boston, Massachusetts
February 18, 2015

================================================================================

                   REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM |  31

================================================================================

PORTFOLIO INFORMATION AS OF DECEMBER 31, 2014
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                      PERCENT OF
                                                                       LONG-TERM
SECTOR ALLOCATION                                                    INVESTMENTS
--------------------------------------------------------------------------------
Financials                                                                23%
Technology                                                                17
Consumer Discretionary                                                    16
Industrial                                                                15
Health Care                                                               13
Materials                                                                  5
Energy                                                                     4
Utilities                                                                  3
Consumer Staples                                                           3
Telecommunications                                                         1
--------------------------------------------------------------------------------

For Series compliance purposes, the Series' sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

--------------------------------------------------------------------------------
DERIVATIVE FINANCIAL INSTRUMENTS
--------------------------------------------------------------------------------
The Series may invest in various derivative financial instruments. Derivative financial instruments are used to obtain exposure to a security, index and/or market without owning or taking physical custody of securities or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage. Derivative financial instruments also involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Series' ability to use a derivative financial instrument successfully depends on the investment advisor's ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Series can realize on an investment and/or may result in lower distributions paid to shareholders. The Series' investments in these instruments are discussed in detail in the Notes to Financial Statements.

================================================================================

32  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

SCHEDULE OF INVESTMENTS

December 31, 2014

-------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                VALUE
-------------------------------------------------------------------------------------------------
COMMON STOCKS

AEROSPACE & DEFENSE - 1.6%
    5,544     AAR Corp.                                                              $    154,012
    3,079     Aerovironment, Inc.(a)                                                       83,903
    4,582     Alliant Techsystems, Inc.                                                   532,658
    3,084     Astronics Corp.(a)                                                          170,576
   14,914     B/E Aerospace, Inc.(a)                                                      865,310
    2,281     CPI Aerostructures, Inc.(a)                                                  23,928
    3,267     Cubic Corp.                                                                 171,975
    6,896     Curtiss-Wright Corp.                                                        486,789
    1,874     Ducommun, Inc.(a)                                                            47,375
    1,469     Engility Holdings, Inc.(a)                                                   62,873
    4,664     Esterline Technologies Corp.(a)                                             511,548
   26,909     Exelis, Inc.                                                                471,715
    9,848     GenCorp, Inc.(a)                                                            180,218
      682     HEICO Corp.                                                                  41,193
    7,676     HEICO Corp., Class A                                                        363,535
   13,978     Hexcel Corp.(a)                                                             579,947
    7,147     Huntington Ingalls Industries, Inc.                                         803,752
    4,600     Innovative Solutions & Support, Inc.(a)                                      14,628
    7,457     KLX, Inc.(a)                                                                307,601
    9,451     Kratos Defense & Security Solutions, Inc.(a)                                 47,444
    2,720     LMI Aerospace, Inc.(a)                                                       38,352
    2,988     Mantech International  Corp., Class A                                        90,327
    5,963     Moog, Inc., Class A(a)                                                      441,441
    9,087     Orbital Sciences Corp.(a)                                                   244,349
    3,523     RBC Bearings, Inc.                                                          227,339
    9,005     Smith & Wesson Holding Corp.(a)                                              85,277
   17,576     Spirit Aerosystems Holdings, Inc., Class A(a)                               756,471
    3,052     Sturm Ruger & Co., Inc.(b)                                                  105,691
    8,193     Taser International, Inc.(a)                                                216,951
    5,392     Teledyne Technologies, Inc.(a)                                              553,974
    7,289     TransDigm Group, Inc.                                                     1,431,195
    7,519     Triumph Group, Inc.                                                         505,427
      644     VSE Corp.                                                                    42,440
                                                                                     ------------
                                                                                       10,660,214
                                                                                     ------------
ALTERNATIVE ENERGY - 0.1%
    1,737     Aemetis, Inc.(a)                                                             10,057
    8,820     Amyris, Inc.(a)(b)                                                           18,169
      743     Ascent Solar Technologies, Inc.(a)                                              795
    2,445     Enphase Energy, Inc.(a)                                                      34,939
   35,334     FuelCell Energy, Inc.(a)(b)                                                  54,414
    4,822     Green Plains Renewable Energy, Inc.                                         119,489
    3,549     Ocean Power Technologies, Inc.(a)                                             2,252
    3,027     Pattern Energy Group, Inc.                                                   74,646
   24,367     Plug Power, Inc.(a)(b)                                                       73,101
    1,264     Renewable Energy Group, Inc.(a)                                              12,274
      798     REX American Resources Corp.(a)                                              49,452
    9,331     Solazyme, Inc.(a)(b)                                                         24,074
    6,581     SunPower Corp.(a)                                                           169,987
                                                                                     ------------
                                                                                          643,649
                                                                                     ------------
AUTOMOBILES & PARTS - 2.2%
   24,733     Allison Transmission Holdings, Inc.                                         838,449
   10,606     American Axle & Manufacturing Holdings, Inc.(a)                             239,589
   13,092     Autoliv, Inc.                                                             1,389,323
    8,084     Cooper Tire & Rubber Co.                                                    280,111
      923     Cooper-Standard Holding, Inc.(a)                                             53,423

================================================================================

                                                   SCHEDULE OF INVESTMENTS |  33

================================================================================

-------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                VALUE
-------------------------------------------------------------------------------------------------
   22,822     Dana Holding Corp.                                                     $    496,150
    4,690     Dorman Products, Inc.(a)                                                    226,386
    4,284     Federal-Mogul Corp.(a)                                                       68,929
    2,169     Fuel Systems Solutions, Inc.(a)                                              23,729
   21,271     Gentex Corp.                                                                768,521
    5,419     Gentherm, Inc.(a)                                                           198,444
   11,474     Lear Corp.                                                                1,125,370
   44,157     LKQ Corp.(a)                                                              1,241,695
    6,073     LoJack Corp.(a)                                                              15,365
    7,575     Modine Manufacturing Co.(a)                                                 103,020
    2,943     Motorcar Parts of America, Inc.(a)                                           91,498
    3,134     Standard Motor Products, Inc.                                               119,468
    4,259     Stoneridge, Inc.(a)                                                          54,771
      573     Strattec Security Corp.                                                      47,318
    3,069     Superior Industries  International, Inc.                                     60,735
    9,011     Tenneco, Inc.(a)                                                            510,113
   13,971     Tesla Motors, Inc.(a)                                                     3,107,290
    8,211     Titan International, Inc.                                                    87,283
    2,094     Tower International, Inc.(a)                                                 53,502
   16,049     TRW Automotive Holdings Corp.(a)                                          1,650,640
    7,139     U.S. Auto Parts Network, Inc.(a)                                             16,705
    6,503     Visteon Corp.(a)                                                            694,911
    8,022     WABCO Holdings, Inc.(a)                                                     840,545
                                                                                     ------------
                                                                                       14,403,283
                                                                                     ------------
BANKS - 5.1%
    1,862     1st Source Corp.                                                             63,885
    1,956     Ameriana Bancorp                                                             32,665
    1,548     American National Bankshares, Inc.                                           38,406
    4,563     Ameris Bancorp                                                              116,995
    1,856     Ames National Corp.                                                          48,145
    2,224     Arrow Financial Corp.                                                        61,138
   22,027     Associated Banc-Corp                                                        410,363
   12,497     Astoria Financial Corp.                                                     166,960
    4,690     Banc of California, Inc.                                                     53,794
      770     Bancfirst Corp.                                                              48,810
    2,128     Bancorp of New Jersey, Inc.                                                  24,451
    5,772     The Bancorp, Inc.(a)                                                         62,857
   12,027     BancorpSouth, Inc.                                                          270,728
    7,238     Bank Mutual Corp.                                                            49,653
    6,145     Bank of Hawaii Corp.                                                        364,460
    1,025     The Bank of Kentucky Financial Corp.                                         49,477
      972     Bank of Marin Bancorp                                                        51,117
    9,184     Bank of the Ozarks, Inc.                                                    348,257
    4,459     BankFinancial Corp.                                                          52,884
   15,096     BankUnited, Inc.                                                            437,331
    3,084     Banner Corp.                                                                132,674
    1,972     Bar Harbor Bankshares                                                        63,104
    2,823     BCB Bancorp, Inc.                                                            33,114
    2,595     Bear State Financial, Inc.(a)                                                28,545
    5,424     Beneficial Mutual Bancorp, Inc.(a)                                           66,552
    3,819     Berkshire Hills  Bancorp, Inc.                                              101,815
    2,046     BofI Holding, Inc.(a)                                                       159,199
    2,663     BOK Financial Corp.                                                         159,887
   12,591     Boston Private Financial Holdings, Inc.                                     169,601
    2,106     Bridge Bancorp, Inc.                                                         56,335
    2,609     Bridge Capital Holdings(a)                                                   58,389
   10,701     Brookline Bancorp, Inc.                                                     107,331
    2,602     Bryn Mawr Bank Corp.                                                         81,443
      882     California First National Bancorp                                            12,577
    1,176     Camden National Corp.                                                        46,852
    3,648     Cape Bancorp, Inc.                                                           34,328
    4,970     Capital Bank Financial   Corp., Class A(a)                                  133,196
    1,923     Capital City Bank Group, Inc.                                                29,883
   18,962     Capitol Federal  Financial, Inc.                                            242,334
    4,985     Cardinal Financial Corp.                                                     98,853
    6,367     Cascade Bancorp(a)                                                           33,045
   10,973     Cathay General Bancorp                                                      280,799
    6,618     Centerstate Banks, Inc.                                                      78,820
    4,655     Central Pacific Financial Corp.                                             100,082
      627     Century Bancorp, Inc., Class A                                               25,118


================================================================================

34  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

-------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                VALUE
-------------------------------------------------------------------------------------------------
    4,344     Chemical Financial Corp.                                               $    133,100
    2,061     Chicopee Bancorp, Inc.                                                       34,522
    2,446     Citizens & Northern Corp.                                                    50,559
    2,320     City Holding Co.                                                            107,950
    6,907     City National Corp.                                                         558,155
    1,974     Clifton Bancorp, Inc.                                                        26,827
    2,402     CNB Financial Corp.                                                          44,437
    5,743     CoBiz Financial, Inc.                                                        75,406
      463     Colony Bankcorp, Inc.(a)                                                      3,648
    7,682     Columbia Banking System, Inc.                                               212,100
   11,746     Commerce Bancshares, Inc.                                                   510,834
    6,000     Community Bank System, Inc.                                                 228,780
    2,381     Community Trust Bancorp, Inc.                                                87,168
    2,905     CommunityOne Bancorp(a)                                                      33,262
    2,856     ConnectOne Bancorp, Inc.                                                     54,264
    7,719     Cullen/Frost Bankers, Inc.                                                  545,270
   13,798     CVB Financial Corp.                                                         221,044
    4,654     Dime Community Bancshares, Inc.                                              75,767
    3,780     Eagle Bancorp, Inc.(a)                                                      134,266
   20,443     East West Bancorp, Inc.                                                     791,349
    2,546     Eastern Virginia Bankshares, Inc.(a)                                         16,473
    1,296     Enterprise Bancorp, Inc.                                                     32,724
    3,330     Enterprise Financial Services Corp.                                          65,701
    2,374     ESB Financial Corp.                                                          44,964
    1,863     ESSA Bancorp, Inc.                                                           22,356
    1,489     Farmers Capital Bank Corp.(a)                                                34,679
    3,242     Fidelity Southern Corp.                                                      52,229
    2,187     Financial Institutions, Inc.                                                 55,003
    2,216     First Bancorp, Inc.                                                          40,087
    3,105     First Bancorp, North Carolina                                                57,349
   15,663     First BanCorp, Puerto Rico(a)                                                91,942
   11,407     First Busey Corp.                                                            74,260
    1,968     First Citizens Banc Corp.                                                    20,270
      846     First Citizens BancShares, Inc., Class A                                    213,860
   13,854     First Commonwealth Financial Corp.                                          127,734
    2,730     First Community Bancshares, Inc.                                             44,963
    3,213     First Connecticut Bancorp, Inc.                                              52,436
    1,535     First Defiance Financial Corp.                                               52,282
    8,783     First Financial Bancorp                                                     163,276
    8,954     First Financial Bankshares, Inc.                                            267,546
    1,437     First Financial Corp.                                                        51,186
    2,894     First Financial Northwest, Inc.                                              34,844
      968     First Financial Service Corp.(a)                                              3,707
   34,097     First Horizon National Corp.                                                463,037
    2,988     First Interstate Bancsystem, Inc.                                            83,126
    5,448     First Merchants Corp.                                                       123,942
   11,044     First Midwest Bancorp, Inc.                                                 188,963
   52,329     First Niagara Financial Group, Inc.                                         441,133
    2,237     The First of Long Island Corp.                                               63,464
   17,858     First Republic Bank                                                         930,759
   15,167     First Security Group, Inc.(a)                                                34,277
    3,052     First South Bancorp, Inc.                                                    24,294
    1,784     First United Corp.(a)                                                        15,325
   23,503     FirstMerit Corp.                                                            443,972
    3,391     Flagstar Bancorp, Inc.(a)                                                    53,340
    4,602     Flushing Financial Corp.                                                     93,283
   23,424     FNB Corp.                                                                   312,008
    2,566     Fox Chase Bancorp, Inc.                                                      42,775
    2,485     Franklin Financial Corp.(a)                                                  52,632
   26,155     Fulton Financial Corp.                                                      323,276
    2,176     German American Bancorp, Inc.                                                66,412
   10,789     Glacier Bancorp, Inc.                                                       299,611
    1,408     Great Southern Bancorp, Inc.                                                 55,855
    3,814     Guaranty Bancorp                                                             55,074

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                                                   SCHEDULE OF INVESTMENTS |  35

================================================================================

-------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                VALUE
-------------------------------------------------------------------------------------------------
   11,270     Hampton Roads Bankshares, Inc.(a)                                      $     18,934
   11,609     Hancock Holding Co.                                                         356,396
    5,135     Hanmi Financial Corp.                                                       111,994
    1,241     Hawthorn Bancshares, Inc.                                                    17,684
    2,048     Heartland Financial USA, Inc.                                                55,501
    4,396     Heritage Commerce Corp.                                                      38,817
    5,226     Heritage Financial Corp.                                                     91,716
    1,907     HMN Financial, Inc.(a)                                                       23,647
    1,779     Home Bancorp, Inc.                                                           40,810
    7,170     Home BancShares, Inc.                                                       230,587
   11,237     Home Loan Servicing Solutions Ltd.                                          219,346
    3,179     HomeTrust Bancshares, Inc.(a)                                                52,962
    1,338     Horizon Bancorp                                                              34,975
    2,386     Hudson Valley Holding Corp.                                                  64,804
    4,573     Iberiabank Corp.                                                            296,559
    3,467     Independent Bank Corp./MA                                                   148,422
    4,221     Independent Bank Corp./MI                                                    55,084
    8,105     International Bancshares Corp.                                              215,107
    4,029     Intervest Bancshares Corp.                                                   40,491
   50,255     Investors Bancorp, Inc.                                                     564,112
    3,257     Kearny Financial Corp.(a)                                                    44,784
    5,519     Lakeland Bancorp, Inc.                                                       64,572
    2,532     Lakeland Financial Corp.                                                    110,066
    5,686     LegacyTexas Financial Group, Inc.                                           135,611
    6,531     Macatawa Bank Corp.                                                          35,529
    3,542     MainSource Financial Group, Inc.                                             74,099
    9,008     MB Financial, Inc.                                                          296,003
    2,713     Mercantile Bank Corp.                                                        57,027
    1,163     Merchants Bancshares, Inc.                                                   35,623
    2,347     Metro Bancorp, Inc.(a)                                                       60,834
    1,608     MidSouth Bancorp, Inc.                                                       27,883
    1,520     MidWestOne Financial Group, Inc.                                             43,791
    1,697     MutualFirst Financial, Inc.                                                  37,283
    1,269     National Bankshares, Inc.                                                    38,565
   16,473     National Penn Bancshares, Inc.                                              173,378
    6,330     NBT Bancorp, Inc.                                                           166,289
   64,949     New York Community Bancorp, Inc.                                          1,039,184
    5,756     NewBridge Bancorp(a)                                                         50,135
    9,226     Northfield Bancorp, Inc.                                                    136,545
    1,270     Northrim BanCorp, Inc.                                                       33,325
   13,479     Northwest Bancshares, Inc.                                                  168,892
      859     Norwood Financial Corp.(b)                                                   24,954
    2,337     OceanFirst Financial Corp.                                                   40,056
    7,031     OFG Bancorp                                                                 117,066
      934     Ohio Valley Banc Corp.                                                       22,743
   14,444     Old National Bancorp                                                        214,927
    5,393     Old Second Bancorp, Inc.(a)                                                  28,960
    6,327     Oritani Financial Corp.                                                      97,436
    2,093     Orrstown Financial Services, Inc.(a)                                         35,539
    3,334     Pacific Continental Corp.                                                    47,276
   14,044     PacWest Bancorp                                                             638,440
    2,005     Park National Corp.                                                         177,402
    9,934     Park Sterling Corp.                                                          73,015
    2,063     Peapack Gladstone Financial Corp.                                            38,289
    1,050     Penns Woods Bancorp, Inc.                                                    51,723
    1,497     Peoples Bancorp of North Carolina, Inc.                                      26,901
    1,815     Peoples Bancorp, Inc.                                                        47,063
    1,245     Peoples Financial Corp.                                                      15,500
    5,097     Pinnacle Financial Partners, Inc.                                           201,535
   14,885     Popular, Inc.(a)                                                            506,834
    1,044     Porter Bancorp, Inc.(a)                                                         501
    2,659     Preferred Bank                                                               74,159
   10,307     PrivateBancorp, Inc.                                                        344,254
    8,313     Prosperity Bancshares, Inc.                                                 460,208
    1,737     Provident Financial Holdings, Inc.                                           26,281
    7,911     Provident Financial Services, Inc.                                          142,873
    2,837     Pulaski Financial Corp.                                                      34,980
    4,800     Renasant Corp.                                                              138,864

================================================================================

36  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

-------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                VALUE
-------------------------------------------------------------------------------------------------
    1,667     Republic Bancorp, Inc., Class A                                        $     41,208
    6,390     Republic First Bancorp, Inc.(a)                                              23,962
    6,227     Riverview Bancorp, Inc.(a)                                                   27,897
    4,337     S&T Bancorp, Inc.                                                           129,286
    3,931     Sandy Spring Bancorp, Inc.                                                  102,520
    4,359     Seacoast Banking Corp. of Florida(a)                                         59,936
    3,680     Shore Bancshares, Inc.(a)                                                    34,224
    1,921     Sierra Bancorp                                                               33,733
    7,365     Signature Bank(a)                                                           927,695
    2,584     Simmons First National Corp., Class A                                       105,040
    3,558     South State Corp.                                                           238,671
    3,952     Southside Bancshares, Inc.                                                  114,252
    3,310     Southwest Bancorp, Inc.                                                      57,462
    5,576     State Bank Financial Corp.                                                  111,408
   12,155     Sterling Bancorp                                                            174,789
    2,255     Stock Yards Bancorp, Inc.                                                    75,182
    2,452     Suffolk Bancorp                                                              55,685
    1,593     Summit Financial Group, Inc.(a)                                              17,634
    2,292     Sun Bancorp, Inc.(a)                                                         44,465
   26,147     Susquehanna Bancshares, Inc.                                                351,154
    7,396     SVB Financial Group(a)                                                      858,454
   20,016     Synovus Financial Corp.                                                     542,233
   23,707     TCF Financial Corp.                                                         376,704
    1,901     Territorial Bancorp, Inc.                                                    40,967
    6,384     Texas Capital Bancshares, Inc.(a)                                           346,843
   12,214     TFS Financial Corp.                                                         181,805
    1,745     Tompkins Financial Corp.                                                     96,498
    5,248     TowneBank                                                                    79,350
    3,317     Trico Bancshares                                                             81,930
   14,741     TrustCo Bank Corp. NY                                                       107,020
    9,562     Trustmark Corp.                                                             234,651
    5,193     UMB Financial Corp.                                                         295,430
   31,544     Umpqua Holdings Corp.                                                       536,563
    6,713     Union Bankshares Corp.                                                      161,649
    3,115     United Bancorp, Inc.                                                         25,699
    9,006     United Bankshares, Inc.                                                     337,275
    6,361     United Community Banks, Inc.                                                120,477
   11,244     United Community Financial Corp.                                             60,380
    7,872     United Financial Bancorp, Inc.                                              113,042
    3,819     United Security Bancshares(a)                                                20,814
    2,482     Univest Corp. of Pennsylvania                                                50,236
   33,096     Valley National Bancorp                                                     321,362
   14,111     Washington Federal, Inc.                                                    312,559
    2,302     Washington Trust Bancorp, Inc.                                               92,494
    3,280     Waterstone Financial, Inc.                                                   43,132
   13,130     Webster Financial Corp.                                                     427,119
    4,185     WesBanco, Inc.                                                              145,638
    3,190     West BanCorp., Inc.                                                          54,294
    3,780     Westamerica BanCorp                                                         185,296
   11,822     Western Alliance Bancorp(a)                                                 328,652
    3,799     Westfield Financial, Inc.                                                    27,885
   11,170     Wilshire Bancorp, Inc.                                                      113,152
    6,809     Wintrust Financial Corp.                                                    318,389
    1,272     WSFS Financial Corp.                                                         97,804
    2,663     Yadkin Financial Corp.(a)                                                    52,328
                                                                                     ------------
                                                                                       33,850,861
                                                                                     ------------
              BEVERAGES - 0.1%
    1,150     The Boston Beer Co., Inc., Class A(a)                                       332,971
      775     Coca-Cola Bottling Co.Consolidated                                           68,223
    1,760     Craft Brew Alliance, Inc.(a)                                                 23,478
    2,173     National Beverage Corp.(a)                                                   49,153
    5,635     Primo Water Corp.(a)                                                         24,287
    2,312     Willamette Valley Vineyards, Inc.(a)                                         13,410
                                                                                     ------------
                                                                                          511,522
                                                                                     ------------
              CHEMICALS - 2.4%
    4,114     A. Schulman, Inc.                                                           166,740
    4,209     Aceto Corp.                                                                  91,335
   11,308     Albemarle Corp.                                                             679,950
    3,882     American Vanguard Corp.                                                      45,109
    9,228     Ashland, Inc.                                                             1,105,145
    7,328     Axalta Coating Systems, Ltd.(a)                                             190,675
   10,198     Axiall Corp.                                                                433,109

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                                                   SCHEDULE OF INVESTMENTS |  37

================================================================================

-------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                VALUE
-------------------------------------------------------------------------------------------------
    4,473     Balchem Corp.                                                          $    298,081
    8,564     Cabot Corp.                                                                 375,617
    8,196     Calgon Carbon Corp.(a)                                                      170,313
    5,282     Cambrex Corp.(a)                                                            114,197
   21,966     Celanese Corp., Series A                                                  1,317,081
    1,295     Chase Corp.                                                                  46,607
   11,318     Chemtura Corp.(a)                                                           279,894
   10,446     Cytec Industries, Inc.                                                      482,292
   13,135     Ferro Corp.(a)                                                              170,230
    3,639     FutureFuel Corp.                                                             47,380
    1,451     Hawkins, Inc.                                                                62,872
    7,170     HB Fuller Co.                                                               319,280
   29,011     Huntsman Corp.                                                              660,871
    3,136     Innophos Holdings, Inc.                                                     183,299
    3,555     Innospec, Inc.                                                              151,798
    8,200     Intrepid Potash, Inc.(a)                                                    113,816
    1,469     KMG Chemicals, Inc.                                                          29,380
    3,035     Koppers Holdings, Inc.                                                       78,849
    5,043     Kraton Performance Polymers, Inc.(a)                                        104,844
    2,763     Kronos Worldwide, Inc.                                                       35,974
    2,939     LSB Industries, Inc.(a)                                                      92,402
    4,583     Metabolix, Inc.(a)                                                            1,833
    5,044     Minerals Technologies, Inc.                                                 350,306
    1,544     NewMarket Corp.                                                             623,050
   11,378     Olin Corp.                                                                  259,077
    4,674     OM Group, Inc.                                                              139,285
    7,759     OMNOVA Solutions, Inc.(a)                                                    63,158
    2,295     Penford Corp.(a)                                                             42,894
   13,235     Platform Specialty Products Corp.(a)                                        307,317
   13,217     PolyOne Corp.                                                               501,056
    6,803     Polypore International, Inc.(a)                                             320,081
    1,917     Quaker Chemical Corp.                                                       176,441
    6,271     Rayonier Advanced Materials, Inc.                                           139,843
   30,656     Rentech, Inc.(a)                                                             38,627
   10,431     Rockwood Holdings, Inc.                                                     821,963
   19,289     RPM International, Inc.                                                     978,145
    7,801     Senomyx, Inc.(a)                                                             46,884
    6,902     Sensient Technologies Corp.                                                 416,467
    2,773     Stepan Co.                                                                  111,142
    1,000     TOR Minerals International, Inc.(a)                                           7,370
    3,711     Tredegar Corp.                                                               83,460
    9,237     Tronox Ltd., Class A                                                        220,580
   11,020     The Valspar Corp.                                                           953,010
    5,836     Westlake Chemical Corp.                                                     356,521
   10,766     WR Grace & Co.(a)                                                         1,026,969
    5,548     Zagg, Inc.(a)                                                                37,671
    3,420     Zep, Inc.                                                                    51,813
                                                                                     ------------
                                                                                       15,922,103
                                                                                     ------------
CONSTRUCTION & MATERIALS - 2.1%
    6,260     AAON, Inc.                                                                  140,162
    6,401     Acuity Brands, Inc.                                                         896,588
    1,844     Advanced Drainage Systems, Inc.                                              42,375
   22,574     AECOM Technology Corp.(a)                                                   685,572
    5,959     Aegion Corp.(a)                                                             110,897
    4,419     Ameresco, Inc., Class A(a)                                                   30,933
   13,435     American DG Energy, Inc.(a)                                                   8,061
    2,023     American Woodmark Corp.(a)                                                   81,810
   10,881     AO Smith Corp.                                                              613,797
    4,359     Apogee Enterprises, Inc.                                                    184,691
    1,758     Argan, Inc.                                                                  59,139
    6,693     Armstrong World Industries, Inc.(a)                                         342,146
   22,042     BlueLinx Holdings, Inc.(a)                                                   25,569
    4,216     Boise Cascade Co.(a)                                                        156,625
    9,072     Builders FirstSource, Inc.(a)                                                62,325
   14,092     Chicago Bridge & Iron Co. NV                                                591,582
    1,321     Continental Building Products, Inc.(a)                                       23,421
    7,447     Eagle Materials, Inc.                                                       566,196
    9,674     EMCOR Group, Inc.                                                           430,396
   23,057     Fortune Brands Home & Security, Inc.                                      1,043,790
   10,137     Generac Holdings, Inc.(a)                                                   474,006
    4,428     Gibraltar Industries, Inc.(a)                                                71,999
    5,285     Granite Construction, Inc.                                                  200,936
    9,666     Great Lakes Dredge & Dock Corp.(a)                                           82,741
    6,030     Griffon Corp.                                                                80,199
   12,367     Headwaters, Inc.(a)                                                         185,381

================================================================================

38  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

-------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                VALUE
-------------------------------------------------------------------------------------------------
    5,539     Hill International, Inc.(a)                                            $     21,270
    1,137     Installed Building Products, Inc.(a)                                         20,261
    2,430     Insteel Industries, Inc.                                                     57,299
    2,641     Integrated Electrical Services, Inc.(a)                                      20,600
    5,008     Inteliquent, Inc.                                                            98,307
   20,959     KBR, Inc.                                                                   355,255
    3,913     Layne Christensen Co.(a)                                                     37,330
    1,479     LB Foster Co., Class A                                                       71,835
    6,446     Lennox International, Inc.                                                  612,821
   21,467     Louisiana-Pacific Corp.(a)                                                  355,494
    2,044     Masonite International Corp.(a)                                             125,624
    9,152     MasTec, Inc.(a)                                                             206,927
   28,179     MDU Resources Group, Inc.                                                   662,207
   23,943     Mueller Water Products, Inc., Series A                                      245,176
    3,640     MYR Group, Inc.(a)                                                           99,736
    5,071     NCI Building Systems, Inc.(a)                                                93,915
    1,694     Nortek, Inc.(a)                                                             137,773
    1,680     Northwest Pipe Co.(a)                                                        50,602
      773     Omega Flex, Inc.                                                             29,227
    5,034     Orion Marine Group, Inc.(a)                                                  55,626
   16,373     Owens Corning                                                               586,317
      986     Patrick Industries, Inc.(a)                                                  43,364
    6,280     PGT, Inc.(a)                                                                 60,477
    1,485     Ply Gem Holdings, Inc.(a)                                                    20,760
    5,751     Primoris Services Corp.                                                     133,653
    5,802     Quanex Building Products Corp.                                              108,962
    5,710     Simpson Manufacturing Co., Inc.                                             197,566
    4,288     Sterling Construction Co., Inc.(a)                                           27,400
    5,070     Thermon Group Holdings, Inc.(a)                                             122,643
    3,961     TRC Cos., Inc.(a)                                                            25,113
    4,838     Trex Co., Inc.(a)                                                           206,002
    5,832     Tutor Perini Corp.(a)                                                       140,376
    2,945     Universal Forest Products, Inc.                                             156,674
      915     US Concrete, Inc.(a)                                                         26,032
   13,820     USG Corp.(a)                                                                386,822
    3,646     Valmont Industries, Inc.                                                    463,042
    3,831     Watsco, Inc.                                                                409,917
    3,991     Watts Water Technologies, Inc., Class A                                     253,189
                                                                                     ------------
                                                                                       13,916,931
                                                                                     ------------
ELECTRICITY - 1.5%
    5,910     ALLETE, Inc.                                                                325,877
   16,299     Alliant Energy Corp.                                                      1,082,580
    1,815     Alteva(a)                                                                    12,796
    6,519     Black Hills Corp.                                                           345,768
   51,955     Calpine Corp.(a)                                                          1,149,764
    8,686     Cleco Corp.                                                                 473,734
   19,269     Covanta Holding Corp.                                                       424,111
   12,990     Dynegy, Inc.(a)                                                             394,247
    6,267     El Paso Electric Co.                                                        251,056
    7,217     The Empire District Electric Co.                                            214,634
   23,267     Great Plains Energy, Inc.                                                   661,015
   14,355     Hawaiian Electric Industries, Inc.                                          480,605
    7,221     IDACORP, Inc.                                                               477,958
   23,268     ITC Holdings Corp.                                                          940,725
    5,145     MGE Energy, Inc.                                                            234,663
    5,838     NorthWestern Corp.                                                          330,314
    3,208     Ormat Technologies, Inc.                                                     87,193
   11,667     Portland General Electric Co.                                               441,363
    2,940     TerraForm Power, Inc., Class A                                               90,787
   23,727     U.S. Geothermal, Inc.(a)                                                     10,922
    9,098     UIL Holdings Corp.                                                          396,127
    3,102     Unitil Corp.                                                                113,750
    1,316     Vivint Solar, Inc.(a)                                                        12,134
   19,630     Westar Energy, Inc.                                                         809,541
                                                                                     ------------
                                                                                        9,761,664
                                                                                     ------------
ELECTRONIC & ELECTRICAL EQUIPMENT - 2.9%
    3,068     Adept Technology, Inc.(a)                                                    26,630
    1,620     Allied Motion Technologies, Inc.                                             38,378

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                                                   SCHEDULE OF INVESTMENTS |  39

================================================================================

-------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                VALUE
-------------------------------------------------------------------------------------------------
    1,261     American Science & Engineering, Inc.                                   $     65,446
    3,908     Anixter International, Inc.(a)                                              345,702
   12,042     API Technologies Corp.(a)                                                    25,649
   14,002     Arrow Electronics, Inc.(a)                                                  810,576
   19,707     Avnet, Inc.                                                                 847,795
    6,474     AVX Corp.                                                                    90,636
    3,732     AZZ, Inc.                                                                   175,105
    2,135     Badger Meter, Inc.                                                          126,712
    2,157     Bel Fuse, Inc., Class B                                                      58,972
    6,349     Belden, Inc.                                                                500,365
    8,089     Benchmark Electronics, Inc.(a)                                              205,784
    6,689     Brady Corp., Class A                                                        182,877
   55,452     Capstone Turbine Corp.(a)(b)                                                 40,996
    6,943     Checkpoint Systems, Inc.(a)                                                  95,327
   12,565     Cognex Corp.(a)                                                             519,311
    3,768     Coherent, Inc.(a)                                                           228,793
    1,187     Control4 Corp.(a)                                                            18,244
    5,283     CTS Corp.                                                                    94,196
    2,661     CyberOptics Corp.(a)                                                         25,572
    6,043     Daktronics, Inc.                                                             75,598
    3,274     Electro Rent Corp.                                                           45,967
    4,035     Electro Scientific Industries, Inc.                                          31,312
    8,818     eMagin Corp.(a)                                                              20,281
    2,783     Encore Wire Corp.                                                           103,889
    4,406     EnerNOC, Inc.(a)                                                             68,073
    6,481     EnerSys, Inc.                                                               400,007
    3,900     ESCO Technologies, Inc.                                                     143,910
    4,476     Fabrinet(a)                                                                  79,404
    2,690     FARO Technologies, Inc.(a)                                                  168,609
    6,059     FEI Co.                                                                     547,431
    7,113     General Cable Corp.                                                         105,984
   17,533     GrafTech International Ltd.(a)                                               88,717
    3,828     Greatbatch, Inc.(a)                                                         188,720
    2,164     GSI Group, Inc.(a)                                                           31,854
    3,110     Houston Wire & Cable Co.                                                     37,165
    7,775     Hubbell, Inc., Class B                                                      830,603
    8,248     II-VI, Inc.(a)                                                              112,585
    5,485     Intevac, Inc.(a)                                                             42,618
    2,740     IntriCon Corp.(a)                                                            18,659
    5,300     IPG Photonics Corp.(a) $                                                    397,076
    5,925     Itron, Inc.(a)                                                              250,568
   28,671     Jabil Circuit, Inc.                                                         625,888
    8,847     Kemet Corp.(a)                                                               37,157
   24,213     Keysight Technologies, Inc.(a)                                              817,673
    3,441     Kimball Electronics, Inc.(a)                                                 41,361
   12,733     Knowles Corp.(a)                                                            299,862
    1,837     Landauer, Inc.                                                               62,715
    6,052     LightPath Technologies, Inc., Class A(a)                                      5,506
    3,360     Littelfuse, Inc.                                                            324,811
    3,465     LSI Industries, Inc.                                                         23,527
    1,195     MA-COM Technology Solutions Holdings, Inc.(a)                                37,380
      750     Magnetek, Inc.(a)                                                            30,488
    5,619     Maxwell Technologies, Inc.(a)                                                51,245
    5,454     Methode Electronics, Inc.                                                   199,126
    4,180     Mettler-Toledo International, Inc.(a)                                     1,264,283
    2,372     MTS Systems Corp.                                                           177,971
    7,191     NAPCO Security Technologies, Inc.(a)                                         33,798
   14,741     National Instruments Corp.                                                  458,298
    6,575     Newport Corp.(a)                                                            125,648
      974     NVE Corp.(a)                                                                 68,949
    5,121     Orion Energy Systems, Inc.(a)                                                28,166
    2,875     OSI Systems, Inc.(a)                                                        203,464
    3,206     Park Electrochemical Corp.                                                   79,926
    1,732     Planar Systems, Inc.(a)                                                      14,497
    5,087     Plexus Corp.(a)                                                             209,635
    1,398     Powell Industries, Inc.                                                      68,600
    6,497     Regal-Beloit Corp.                                                          488,574
    5,552     Research Frontiers, Inc.(a)                                                  28,426
    4,390     Rofin-Sinar Technologies, Inc.(a)                                           126,300
    2,784     Rogers Corp.(a)                                                             226,729
    4,201     Rubicon Technology, Inc.(a)                                                  19,199
   12,085     Sanmina Corp.(a)                                                            284,360
   23,164     Sensata Technologies Holding NV(a)                                        1,214,025

================================================================================

40  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

-------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                VALUE
-------------------------------------------------------------------------------------------------
      750     SL Industries, Inc.(a)                                                 $     29,250
   37,737     Trimble Navigation Ltd.(a)                                                1,001,540
    8,600     TTM Technologies, Inc.(a)                                                    64,758
    2,949     Turtle Beach Corp.(a)(b)                                                      9,407
    3,982     Ultralife Corp.(a)                                                           12,464
    6,229     Universal Display Corp.(a)                                                  172,855
    5,928     Veeco Instruments, Inc.(a)                                                  206,769
    1,392     Viasystems Group, Inc.(a)                                                    22,662
    3,135     Vicor Corp.(a)                                                               37,934
   19,991     Vishay Intertechnology, Inc.                                                282,873
    2,569     Vishay Precision Group, Inc.(a)                                              44,084
    6,589     WESCO International, Inc.(a)                                                502,148
    7,397     Zebra Technologies Corp., Class A(a)                                        572,602
                                                                                     ------------
                                                                                       18,949,029
                                                                                     ------------
FINANCIAL SERVICES - 3.6%
    2,164     Actinium Pharmaceuticals, Inc.(a)                                            12,746
   14,581     Ally Financial, Inc.(a)                                                     344,403
    4,710     Artisan Partners Asset Management, Inc., Class A                            237,996
      144     Ashford, Inc.(a)                                                             13,536
    2,169     Asta Funding, Inc.(a)                                                        18,979
      251     Atlanticus Holdings Corp.(a)                                                    615
   11,987     BBCN Bancorp, Inc.                                                          172,373
   26,284     BGC Partners, Inc., Class A                                                 240,499
      692     Blackhawk Network Holdings, Inc.(a)                                          26,850
    5,974     Blackhawk Network Holdings, Inc., Class B(a)                                225,160
    3,145     Calamos Asset Management, Inc., Class A                                      41,891
    4,166     Cash America International, Inc.                                             94,235
   12,462     CBOE Holdings, Inc.                                                         790,340
   26,792     CIT Group, Inc.                                                           1,281,461
    2,805     Cohen & Steers, Inc.                                                        118,034
   18,550     Cowen Group, Inc., Class A(a)                                                89,040
    1,376     Credit Acceptance Corp.(a)                                                  187,700
      489     Diamond Hill Investment Group, Inc.                                          67,502
   17,463     Eaton Vance Corp.                                                           714,761
    3,846     Encore Capital Group, Inc.(a)                                               170,762
    3,811     Enova International, Inc.(a)                                                 84,833
    6,499     Essent Group Ltd.(a)                                                        167,089
   13,176     EverBank Financial Corp.                                                    251,135
    5,234     Evercore Partners, Inc., Class A                                            274,105
    8,094     Ezcorp, Inc., Class A(a)                                                     95,104
    1,765     FBR & Co.(a)                                                                 43,401
    1,972     Federal Agricultural Mortgage Corp., Class C                                 59,830
   14,119     Federated Investors, Inc., Class B                                          464,939
    7,688     Financial Engines, Inc.                                                     280,996
    4,540     First Cash Financial Services, Inc.(a)                                      252,742
    4,899     The First Marblehead Corp.(a)                                                29,149
   40,898     FNF Group                                                                 1,408,936
   13,726     FNFV Group(a)                                                               216,047
    6,290     FXCM, Inc., Class A                                                         104,225
      650     GAMCO Investors, Inc., Class A                                               57,811
   10,994     GFI Group, Inc.                                                              59,917
    5,171     Green Dot Corp., Class A(a)                                                 105,954
    3,945     Greenhill & Co., Inc.                                                       172,002
    4,686     Imperial Holdings, Inc.(a)                                                   30,553
    7,197     Interactive Brokers Group, Inc., Class A                                    209,865
    1,975     INTL. FCStone, Inc.(a)                                                       40,626
    5,739     Investment Technology Group, Inc.(a)                                        119,486
   22,005     Janus Capital Group, Inc.                                                   354,941
    2,144     Jason Industries, Inc.(a)                                                    21,118
   12,151     KCG Holdings, Inc., Class A(a)                                              141,559
    1,461     Ladder Capital Corp., Class A(a)                                             28,650
   17,747     Ladenburg Thalmann Financial Services, Inc.(a)                               70,101
    1,296     LendingTree, Inc.(a)                                                         62,649

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

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
-------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                VALUE
-------------------------------------------------------------------------------------------------
    9,529     Liberty Broadband Corp.(a)                                             $    386,273
    3,633     Liberty Broadband Corp., Class A(a)                                         181,977
   10,469     Liberty TripAdvisor Holdings, Inc., Series A(a)                             281,616
   11,414     LPL Financial Holdings, Inc.                                                508,494
    5,606     MarketAxess Holdings, Inc.                                                  402,006
    1,640     Marlin Business Services Corp.                                               33,669
   50,636     MGIC Investment Corp.(a)                                                    471,928
    3,823     MicroFinancial, Inc.                                                         39,014
      647     Moelis & Co., Class A                                                        22,600
    5,436     MoneyGram International, Inc.(a)                                             49,413
   16,460     MSCI, Inc.                                                                  780,862
    2,846     Nelnet, Inc., Class A                                                       131,855
    4,431     NewStar Financial, Inc.(a)                                                   56,717
   27,118     NorthStar Asset Management Group, Inc.                                      612,053
    3,681     NRG Yield, Inc., Class A                                                    173,522
   16,212     Ocwen Financial Corp.(a)                                                    244,801
    1,362     Oppenheimer Holdings, Inc., Class A                                          31,667
    4,035     PICO Holdings, Inc.(a)                                                       76,060
    2,533     Piper Jaffray Cos.(a)                                                       147,142
    7,471     PRA Group, Inc.(a)                                                          432,795
    3,173     Pzena Investment Management, Inc., Class A                                   30,017
   27,973     Radian Group, Inc.                                                          467,709
   17,974     Raymond James Financial, Inc.                                             1,029,730
    4,122     RCS Capital Corp., Class A                                                   50,453
    4,370     Resource America, Inc., Class A                                              39,505
    4,085     Safeguard Scientifics, Inc.(a)                                               80,965
   12,093     Santander Consumer USA Holdings, Inc.                                       237,144
   18,904     SEI Investments Co.                                                         756,916
   61,213     SLM Corp.                                                                   623,760
    2,392     Springleaf Holdings, Inc.(a)                                                 86,519
    3,359     Stewart Information Services Corp.                                          124,417
    8,982     Stifel Financial Corp.(a)                                                   458,262
    4,978     SWS Group, Inc.(a)                                                           34,398
   18,126     Synchrony Financial(a)                                                      539,248
    9,262     Synergy Resources Corp.(a)                                                  116,145
   35,685     TD Ameritrade Holding Corp.                                               1,276,809
    2,312     TESARO, Inc.(a)                                                              85,983
    4,302     U.S. Global Investors, Inc., Class A                                         13,336
    1,102     Virtus Investment Partners, Inc.                                            187,880
   28,257     Voya Financial, Inc.                                                      1,197,532
   12,358     Waddell & Reed Financial, Inc., Class A                                     615,676
    3,729     Walker & Dunlop, Inc.(a)                                                     65,407
    1,350     Westwood Holdings Group, Inc.                                                83,457
   16,630     WisdomTree Investments, Inc.                                                260,675
    1,566     World Acceptance Corp.(a)                                                   124,419
    4,048     Xoom Corp.(a)                                                                70,880
                                                                                     ------------
                                                                                       23,778,352
                                                                                     ------------
FIXED LINE TELECOMMUNICATIONS - 0.2%
   14,330     8x8, Inc.(a)                                                                131,263
   34,307     Cincinnati Bell, Inc.(a)                                                    109,439
    7,436     Consolidated Communications Holdings, Inc.                                  206,944
   20,783     EarthLink Holdings Corp.                                                     91,237
    4,215     Fairpoint Communications, Inc.(a)                                            59,895
    4,596     General Communication, Inc., Class A(a)                                      63,195
    1,381     Hawaiian Telcom Holdco, Inc.(a)                                              38,074
    2,546     IDT Corp., Class B(a)                                                        51,709
    8,833     inContact, Inc.(a)                                                           77,642
    3,575     Lumos Networks Corp.                                                         60,132
    2,210     Straight Path Communications, Inc., Class B(a)                               41,880

================================================================================

42  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

-------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                VALUE
-------------------------------------------------------------------------------------------------
   26,555     Vonage Holdings Corp.(a)                                               $    101,175
    3,118     Zayo Group Holdings, Inc.(a)                                                 95,317
                                                                                     ------------
                                                                                        1,127,902
                                                                                     ------------
FOOD & DRUG RETAILERS - 0.9%
    5,569     Casey's General Stores, Inc.                                                502,992
    3,358     The Chefs' Warehouse, Inc.(a)                                                77,368
    3,184     Core-Mark Holding Co., Inc.                                                 197,185
    1,939     Diplomat Pharmacy, Inc.(a)                                                   53,070
    6,338     The Fresh Market, Inc.(a)                                                   261,126
   13,048     GNC Holdings, Inc., Class A                                                 612,734
    1,683     Ingles Markets, Inc., Class A                                                62,422
   14,337     Omnicare, Inc.                                                            1,045,597
    3,814     The Pantry, Inc.(a)                                                         141,347
    3,455     PetMed Express, Inc.                                                         49,648
  133,937     Rite Aid Corp.(a)                                                         1,007,206
    2,013     Smart & Final Stores, Inc.(a)                                                31,665
    5,307     SpartanNash Co.                                                             138,725
   17,841     Sprouts Farmers Market, Inc.(a)                                             606,237
   30,827     Supervalu, Inc.(a)                                                          299,022
    7,328     United Natural Foods Inc.(a)                                                566,638
    4,670     Vitamin Shoppe, Inc.(a)                                                     226,869
    1,485     Weis Markets, Inc.                                                           71,013
                                                                                     ------------
                                                                                        5,950,864
                                                                                     ------------
FOOD PRODUCERS - 1.7%
      610     Alico, Inc.                                                                  30,518
    3,787     The Andersons, Inc.                                                         201,241
    8,323     B&G Foods, Inc.                                                             248,858
    9,299     Boulder Brands, Inc.(a)                                                     102,847
   20,792     Bunge Ltd.                                                                1,890,201
    4,298     Cal-Maine Foods, Inc.                                                       167,751
    2,295     Calavo Growers, Inc.                                                        108,553
    7,588     Chiquita Brands International, Inc.(a)                                      109,722
   24,513     Darling International, Inc.(a)                                              445,156
   14,232     Dean Foods Co.                                                              275,816
    4,042     Diamond Foods, Inc.(a)                                                      114,106
      892     Farmer Bros Co.(a)                                                           26,269
   26,331     Flowers Foods, Inc.                                                         505,292
    4,740     Fresh Del Monte Produce, Inc.                                               159,027
      277     Golden Enterprises, Inc.                                                        956
    1,073     Griffin Land & Nurseries, Inc.                                               32,254
   15,022     The Hain Celestial Group, Inc.(a)                                           875,632
   13,646     Harbinger Group, Inc.(a)                                                    193,227
   10,030     Herbalife Ltd.(b)                                                           378,131
    4,100     HQ Sustainable Maritime Industries, Inc.(a)(b)                                   --
   10,471     Ingredion, Inc.                                                             888,360
    2,141     J&J Snack Foods Corp.                                                       232,877
    1,174     John B Sanfilippo & Son, Inc.                                                53,417
    2,760     Lancaster Colony Corp.                                                      258,446
   17,643     Lifevantage Corp.(a)                                                         22,936
    1,804     Lifeway Foods, Inc.(a)                                                       33,428
    2,404     Limoneira Co.                                                                60,052
      644     Mannatech, Inc.(a)                                                           17,163
    2,128     Medifast, Inc.(a)                                                            71,394
    2,244     MGP Ingredients, Inc.                                                        35,590
    2,417     Nutraceutical International Corp.(a)                                         52,111
    4,769     Nutrisystem, Inc.                                                            93,234
    3,642     Omega Protein Corp.(a)                                                       38,496
      825     Phibro Animal Health Corp., Class A                                          26,029
    9,076     Pilgrim's Pride Corp.(a)(b)                                                 297,602
   12,043     Pinnacle Foods, Inc.                                                        425,118
    6,559     Post Holdings, Inc.(a)                                                      274,756
      414     Reliv International, Inc.                                                       484
    2,724     Rocky Mountain Chocolate Factory, Inc.                                       35,957
    2,959     Sanderson Farms, Inc.(b)                                                    248,630
       38     Seaboard Corp.(a)                                                           159,522
    1,057     Seneca Foods Corp., Class A(a)                                               28,571
    7,426     Snyders-Lance, Inc.                                                         226,864
    2,820     Tootsie Roll Industries, Inc.                                                86,433

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                                                   SCHEDULE OF INVESTMENTS |  43

================================================================================

-------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                VALUE
-------------------------------------------------------------------------------------------------

    5,511     TreeHouse Foods, Inc.(a)                                               $    471,356
    1,032     USANA Health Sciences, Inc.(a)                                              105,873
   25,738     WhiteWave Foods Co.(a)                                                      900,573
                                                                                     ------------
                                                                                       11,010,829
                                                                                     ------------
              FORESTRY & PAPER - 0.3%
    3,010     Clearwater Paper Corp.(a)                                                   206,335
    1,749     Deltic Timber Corp.                                                         119,632
    9,251     Domtar Corp.                                                                372,075
   12,554     KapStone Paper and Packaging Corp.                                          367,958
    3,801     Mercer International, Inc.(a)                                                46,714
    2,503     Neenah Paper, Inc.                                                          150,856
    6,319     PH Glatfelter Co.                                                           161,577
   14,370     Resolute Forest Products(a)                                                 253,056
    1,220     Veritiv Corp.(a)                                                             63,281
    8,116     Wausau Paper Corp.                                                           92,279
                                                                                     ------------
                                                                                        1,833,763
                                                                                     ------------
              GAS, WATER & MULTI-UTILITIES - 1.5%
    5,550     American States Water Co.                                                   209,013
   25,387     American Water Works Co., Inc.                                            1,353,127
   25,466     Aqua America, Inc.                                                          679,942
    2,012     Artesian Resources Corp., Class A                                            45,451
   14,305     Atmos Energy Corp.                                                          797,361
    9,077     Avista Corp.                                                                320,872
    3,708     Cadiz, Inc.(a)(b)                                                            41,530
    7,627     California Water Service Group                                              187,700
    2,272     Chesapeake Utilities Corp.                                                  112,828
    1,969     Connecticut Water Service, Inc.                                              71,455
    2,312     Delta Natural Gas Co., Inc.                                                  49,130
    4,001     Gas Natural, Inc.                                                            44,091
    4,413     Genie Energy Ltd.(a)                                                         27,272
    5,237     The Laclede Group, Inc.                                                     278,608
    2,966     Middlesex Water Co.                                                          68,396
   12,253     National Fuel Gas Co.                                                       851,951
    5,833     New Jersey Resources Corp.                                                  356,980
    3,833     Northwest Natural Gas Co.                                                   191,267
    7,857     ONE Gas, Inc.                                                               323,866
   10,565     Piedmont Natural Gas Co., Inc.                                              416,367
   11,804     PNM Resources, Inc.                                                         349,752
   25,817     Questar Corp.                                                               652,654
    2,449     RGC Resources, Inc.                                                          53,878
    2,006     SJW Corp.                                                                    64,433
    4,709     South Jersey Industries, Inc.                                               277,501
    6,290     Southwest Gas Corp.                                                         388,785
   24,888     UGI Corp.                                                                   945,246
   12,350     Vectren Corp.                                                               570,940
    7,456     WGL Holdings, Inc.                                                          407,247
                                                                                     ------------
                                                                                       10,137,643
                                                                                     ------------
GENERAL INDUSTRIALS - 1.4%
    9,535     Actuant Corp., Class A                                                      259,733
      774     AEP Industries, Inc.(a)                                                      45,008
    9,328     Aptargroup, Inc.                                                            623,484
   14,485     Bemis Co., Inc.                                                             654,867
   15,269     Berry Plastics Group, Inc.(a)                                               481,737
    9,247     Carlisle Cos., Inc.                                                         834,449
   20,487     Crown Holdings, Inc.(a)                                                   1,042,788
   47,817     Graphic Packaging Holding Co.(a)                                            651,268
    4,302     Greif, Inc., Class A                                                        203,184
   11,862     Harsco Corp.                                                                224,073
    4,398     Landec Corp.(a)                                                              60,736
    2,241     Multi-Color Corp.                                                           124,196
    3,762     Myers Industries, Inc.                                                       66,211
    5,434     Otter Tail Corp.                                                            168,237
   14,410     Packaging Corp. of America                                                1,124,701
    5,522     Raven Industries, Inc.                                                      138,050
   12,473     Rexnord Corp.(a)                                                            351,863
   20,289     Rock-Tenn Co., Class A                                                    1,237,223
    6,377     Silgan Holdings, Inc.                                                       341,807
   14,709     Sonoco Products Co.                                                         642,783
    6,652     TriMas Corp.(a)                                                             208,141
    1,471     UFP Technologies, Inc.(a)                                                    36,165
                                                                                     ------------
                                                                                        9,520,704
                                                                                     ------------
GENERAL RETAILERS - 4.8%
    3,545     1-800-Flowers.com, Inc., Class A(a)                                          29,211
    9,416     Aaron's, Inc.                                                               287,847
   10,459     Abercrombie & Fitch Co., Class A                                            299,546

================================================================================

44  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

-------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                VALUE
-------------------------------------------------------------------------------------------------
   10,621     Advance Auto Parts, Inc.                                               $  1,691,713
   13,619     Aeeropostale, Inc.(a)                                                        31,596
      860     AMERCO, Inc.                                                                244,464
    1,386     America's Car-Mart, Inc.(a)                                                  73,985
   25,308     American Eagle Outfitters, Inc.                                             351,275
    2,731     American Public Education, Inc.(a)                                          100,692
    6,914     ANN, Inc.(a)                                                                252,223
    6,946     Antero Resources Corp.(a)                                                   281,869
   14,033     Apollo Education Group, Inc.(a)                                             478,666
    4,545     Asbury Automotive Group, Inc.(a)                                            345,056
   19,006     Ascena Retail Group, Inc.(a)                                                238,715
    2,429     Autobytel, Inc.(a)                                                           26,476
    5,772     Barnes & Noble, Inc.(a)                                                     134,026
    7,528     Beacon Roofing Supply, Inc.(a)                                              209,278
    2,684     Big 5 Sporting Goods Corp.                                                   39,267
    7,927     Big Lots, Inc.                                                              317,239
    1,962     Blue Nile, Inc.(a)                                                           70,652
    2,228     The Bon-Ton Stores, Inc.                                                     16,509
    2,758     Bridgepoint Education, Inc.(a)                                               31,221
    4,287     Bright Horizons Family Solutions, Inc.(a)                                   201,532
    6,155     Brown Shoe Co., Inc.                                                        197,883
    3,979     The Buckle, Inc.(b)                                                         208,977
    2,182     Build-A-Bear Workshop, Inc.(a)                                               43,858
    4,911     Burlington Stores, Inc.(a)                                                  232,094
    7,045     Cabela's, Inc.(a)                                                           371,342
    4,067     Cache, Inc.(a)                                                                  813
   10,557     Cambium Learning Group, Inc.(a)                                              17,525
    1,708     Capella Education Co.                                                       131,448
   10,687     Career Education Corp.(a)                                                    74,382
    3,000     Carriage Services, Inc.                                                      62,850
    3,894     The Cato Corp., Class A                                                     164,249
   23,266     CDK Global, Inc.                                                            948,322
    6,895     Chegg, Inc.(a)(b)                                                            47,644
    2,560     Chemed Corp.                                                                270,515
   22,386     Chico's FAS, Inc.                                                           362,877
    3,319     The Children's Place Retail Stores, Inc.                                    189,183
    6,159     Christopher & Banks Corp.(a)                                                 35,168
    2,851     Citi Trends, Inc.(a)                                                         71,988
   11,329     Clean Energy Fuels Corp.(a)                                                  56,588
    1,741     Collectors Universe, Inc.                                                    36,317
    3,781     Conn's, Inc.(a)(b)                                                           70,667
      766     The Container Store Group, Inc.(a)                                           14,654
   16,699     Copart, Inc.(a)                                                             609,346
   10,420     Corinthian Colleges, Inc.(a)(b)                                                 660
   11,102     CST Brands, Inc.                                                            484,158
    2,029     Destination Maternity Corp.                                                  32,363
    9,670     Destination XL Group, Inc.(a)                                                52,798
   14,192     Dick's Sporting Goods, Inc.                                                 704,633
    3,564     Dillard's, Inc., Class A                                                    446,141
   10,401     DSW, Inc., Class A                                                          387,957
    7,906     EVINE Live, Inc.(a)                                                          52,101
   12,714     Express, Inc.(a)                                                            186,769
    6,992     The Finish Line, Inc., Class A                                              169,976
    7,243     Five Below, Inc.(a)                                                         295,732
   20,707     Foot Locker, Inc.                                                         1,163,319
    6,825     Francesca's Holdings Corp.(a)                                               113,977
    4,554     Fred's, Inc., Class A                                                        79,285
    3,403     FTD Cos., Inc.(a)                                                           118,492
    3,595     Gaiam, Inc., Class A(a)                                                      25,632
    3,579     Genesco, Inc.(a)                                                            274,223
    7,107     Grand Canyon Education, Inc.(a)                                             331,613
    3,061     Group 1 Automotive, Inc.                                                    274,327
    1,843     GrubHub, Inc.(a)                                                             66,938
    8,649     Guess?, Inc.                                                                182,321
    2,955     Haverty Furniture Cos., Inc.                                                 65,040
    3,771     Hibbett Sports, Inc.(a)                                                     182,630

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                                                   SCHEDULE OF INVESTMENTS |  45

================================================================================

-------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                VALUE
-------------------------------------------------------------------------------------------------
    9,233     Hillenbrand, Inc.                                                      $    318,538
   16,204     Houghton Mifflin Harcourt Co.(a)                                            335,585
    4,675     HSN, Inc.                                                                   355,300
   13,169     ITT Corp.                                                                   532,818
    2,918     ITT Educational Services, Inc.(a)(b)                                         28,042
   45,394     JC Penney Co., Inc.(a)(b)                                                   294,153
    4,637     K12, Inc.(a)                                                                 55,041
   20,540     KAR Auction Services, Inc.                                                  711,711
    2,421     Kirkland's, Inc.(a)                                                          57,232
    2,102     Lands' End, Inc.(a)                                                         113,424
    4,477     Liquidity Services, Inc.(a)                                                  36,577
    3,413     Lithia Motors, Inc., Class A                                                295,873
    4,057     Lumber Liquidators Holdings, Inc.(a)                                        269,020
    4,557     MarineMax, Inc.(a)                                                           91,368
    4,391     Matthews International Corp., Class A                                       213,710
    1,533     Mattress Firm Holding Corp.(a)                                               89,037
    6,640     The Men's Wearhouse, Inc.                                                   293,156
    4,139     The Michaels Cos., Inc.(a)                                                  102,357
    4,602     Monro Muffler Brake, Inc.                                                   265,996
    6,282     Murphy USA, Inc.(a)                                                         432,578
   70,820     Office Depot, Inc.(a)                                                       607,281
    2,875     Outerwall, Inc.(a)                                                          216,257
    2,367     Overstock.com, Inc.(a)                                                       57,447
    1,516     PCM, Inc.(a)                                                                 14,432
    6,156     Penske Automotive Group, Inc.                                               302,075
    7,918     The Pep Boys-Manny Moe & Jack(a)                                             77,755
    1,362     Perfumania Holdings, Inc.(a)                                                  8,335
   13,531     Pier 1 Imports, Inc.                                                        208,377
    2,618     Pricesmart, Inc.                                                            238,814
    2,023     The Providence Service Corp.(a)                                              73,718
   25,331     RadioShack Corp.(a)(b)                                                        9,372
    6,577     RealNetworks, Inc.(a)                                                        46,302
    5,946     Regis Corp.(a)                                                               99,655
    7,455     Rent-A-Center, Inc.                                                         270,766
    4,891     Restoration Hardware Holdings, Inc.(a)                                      469,585
    9,330     Rollins, Inc.                                                               308,823
    5,240     Rush Enterprises, Inc., Class A(a)                                          167,942
   18,759     Sally Beauty Holdings, Inc.(a)                                              576,652
    7,223     Sears Holdings Corp.(a)(b)                                                  238,215
   31,152     Service Corp. International                                                 707,150
    5,207     ServiceMaster Global Holdings, Inc.(a)                                      139,391
    2,127     Shoe Carnival, Inc.                                                          54,643
    5,972     Shutterfly, Inc.(a)                                                         249,003
   11,533     Signet Jewelers Ltd.                                                      1,517,397
    7,339     SolarCity Corp.(a)(b)                                                       392,490
    5,131     Sonic Automotive, Inc., Class A                                             138,742
    9,325     Sotheby's                                                                   402,653
    2,950     SP Plus Corp.(a)                                                             74,428
   10,106     Speed Commerce, Inc.(a)                                                      31,228
    4,498     Stage Stores, Inc.                                                           93,109
    2,473     Stamps.com, Inc.(a)                                                         118,679
    4,383     Stein Mart, Inc.                                                             64,079
    1,653     Strayer Education, Inc.(a)                                                  122,785
    2,757     Tile Shop Holdings, Inc.(a)                                                  24,482
    2,424     Titan Machinery, Inc.(a)(b)                                                  33,791
    1,171     TrueCar, Inc.(a)                                                             26,816
    5,992     Tuesday Morning Corp.(a)                                                    130,026
    9,376     Ulta Salon Cosmetics & Fragrance, Inc.(a)                                 1,198,628
   12,576     VCA, Inc.(a)                                                                613,331
    4,279     Weight Watchers International, Inc.(a)(b)                                   106,290
    2,322     West Marine, Inc.(a)                                                         30,000
   15,586     The Wet Seal, Inc., Class A(a)(b)                                             1,012
   12,447     Williams-Sonoma, Inc.                                                       941,989
      574     Winmark Corp.                                                                49,892
    3,388     Zumiez, Inc.(a)                                                             130,878
                                                                                     ------------
                                                                                       31,939,064
                                                                                     ------------
HEALTH CARE EQUIPMENT & SERVICES - 5.5%
    3,187     Abaxis, Inc.                                                                181,117
    5,703     ABIOMED, Inc.(a)                                                            217,056
    7,158     Acadia Healthcare Co., Inc.(a)                                              438,141

================================================================================

46  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

-------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                VALUE
-------------------------------------------------------------------------------------------------
   11,390     Accuray, Inc.(a)                                                       $     85,995
    5,236     AdCare Health Systems,Inc.(a)                                                20,944
    1,515     Addus HomeCare Corp.(a)                                                      36,769
    5,450     Air Methods Corp.(a)                                                        239,964
   11,957     Alere, Inc.(a)                                                              454,366
   10,666     Align Technology, Inc.(a)                                                   596,336
    2,209     Alliance HealthCare Services, Inc.(a)                                        46,367
    1,625     Almost Family, Inc.(a)                                                       47,044
   20,207     Alphatec Holdings, Inc.(a)                                                   28,492
    5,567     Amedisys, Inc.(a)                                                           163,391
    2,753     American Caresource Holdings, Inc.(a)                                         8,039
    5,438     Amsurg Corp.(a)                                                             297,622
    1,828     Analogic Corp.                                                              154,667
    4,266     AngioDynamics, Inc.(a)                                                       81,097
    2,272     Anika Therapeutics, Inc.(a)                                                  92,561
   22,489     Antares Pharma, Inc.(a)                                                      57,797
    4,748     AtriCure, Inc.(a)                                                            94,770
      236     Atrion Corp.                                                                 80,242
    3,008     Bio-Rad Laboratories, Inc., Class A(a)                                      362,644
    3,943     Bio-Reference Laboratories, Inc.(a)                                         126,689
   11,125     Biolase, Inc.(a)                                                             29,259
   10,652     BioScrip, Inc.(a)                                                            74,457
    5,058     BioTelemetry, Inc.(a)                                                        50,732
    5,924     Bovie Medical Corp.(a)                                                       21,504
   25,166     Brookdale Senior Living, Inc.(a)                                            922,837
   16,384     Bruker Corp.(a)                                                             321,454
   10,340     BSD Medical Corp.(a)                                                          3,671
    5,342     Cantel Medical Corp.                                                        231,095
    4,670     Capital Senior Living Corp.(a)                                              116,330
   26,645     Cardica, Inc.(a)                                                             18,652
    4,924     Cardiovascular Systems, Inc.(a)                                             148,114
    8,529     Centene Corp.(a)                                                            885,737
   10,479     Cepheid, Inc.(a)                                                            567,333
    1,314     CollabRx, Inc.(a)                                                               828
   17,082     Community Health Systems, Inc.(a)                                           921,061
    4,155     CONMED Corp.                                                                186,809
    7,042     The Cooper Cos., Inc.                                                     1,141,438
    1,759     Corvel Corp.(a)                                                              65,470
    8,422     Covance, Inc.(a)                                                            874,541
    4,639     CryoLife, Inc.                                                               52,560
    3,451     Cutera, Inc.(a)                                                              36,857
    3,779     Cyberonics, Inc.(a)                                                         210,415
    3,272     Cynosure, Inc., Class A(a)                                                   89,718
   10,627     DexCom, Inc.(a)                                                             585,016
   10,545     Endologix, Inc.(a)                                                          161,233
    3,034     The Ensign Group, Inc.                                                      134,679
   17,103     Envision Healthcare Holdings, Inc.(a)                                       593,303
    1,399     Escalon Medical Corp.(a)                                                      2,252
    1,661     Exactech, Inc.(a)                                                            39,150
    7,271     Five Star Quality Care, Inc.(a)                                              30,175
    4,704     Fluidigm Corp.(a)                                                           158,666
    1,754     Fonar Corp.(a)                                                               18,242
    7,145     GenMark Diagnostics, Inc.(a)                                                 97,243
    5,338     Gentiva Health Services, Inc.(a)                                            101,689
    8,779     Globus Medical, Inc., Class A(a)                                            208,677
    7,730     Haemonetics Corp.(a)                                                        289,257
    6,787     Halyard Health, Inc.(a)                                                     308,605
    5,275     Hanger, Inc.(a)                                                             115,523
    3,656     Harvard Apparatus Regenerative Technology, Inc.(a)                           11,626
   44,198     HCA Holdings, Inc.(a)                                                     3,243,691
   11,708     Health Net, Inc.(a)                                                         626,729
   10,521     Healthcare Services Group, Inc.                                             325,415
   13,261     HealthSouth Corp.                                                           510,018
    3,505     HealthStream, Inc.(a)                                                       103,327
    5,860     Healthways, Inc.(a)                                                         116,497
    2,540     HeartWare International, Inc.(a)                                            186,512
   12,194     Henry Schein, Inc.(a)                                                     1,660,213
    8,350     Hill-Rom Holdings, Inc.                                                     380,927
   13,081     HMS Holdings Corp.(a)                                                       276,532
   35,760     Hologic, Inc.(a)                                                            956,222

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                                                   SCHEDULE OF INVESTMENTS |  47

================================================================================

-------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                VALUE
-------------------------------------------------------------------------------------------------
    9,589     Hooper Holmes, Inc.(a) $                                               $      4,986
    1,995     ICU Medical, Inc.(a)                                                        163,391
    6,998     IDEXX Laboratories, Inc.(a)                                               1,037,593
    8,659     Insulet Corp.(a)                                                            398,834
    3,596     Integra LifeSciences Holdings Corp.(a)                                      195,011
    4,474     Invacare Corp.                                                               74,984
    2,772     IPC The Hospitalist Co., Inc.(a)                                            127,207
    8,365     Kindred Healthcare, Inc.                                                    152,076
    1,153     LDR Holding Corp.(a)                                                         37,795
    1,911     LHC Group, Inc.(a)                                                           59,585
    6,660     LifePoint Hospitals, Inc.(a)                                                478,921
    3,844     Magellan Health Services, Inc.(a)                                           230,755
    7,186     Masimo Corp.(a)                                                             189,279
   14,859     MEDNAX, Inc.(a)                                                             982,329
    6,734     Meridian Bioscience, Inc.                                                   110,842
    6,737     Merit Medical Systems, Inc.(a)                                              116,752
    4,295     Molina Healthcare, Inc.(a)                                                  229,911
    1,141     National Healthcare Corp.                                                    71,700
    4,670     Natus Medical, Inc.(a)                                                      168,307
   30,416     Navidea Biopharmaceuticals, Inc.(a)(b)                                       57,486
    5,821     Neogen Corp.(a)                                                             288,663
    2,739     NeoGenomics, Inc.(a)                                                         11,422
    1,024     Nevro Corp.(a)                                                               39,598
    7,143     NuVasive, Inc.(a)                                                           336,864
    9,415     NxStage Medical, Inc.(a)                                                    168,811
    5,708     Omnicell, Inc.(a)                                                           189,049
    9,831     OraSure Technologies, Inc.(a)                                                99,686
    3,072     Orthofix International NV(a)                                                 92,344
    8,724     Owens & Minor, Inc.                                                         306,300
    8,024     PAREXEL International Corp.(a)                                              445,813
    4,711     PharMerica Corp.(a)                                                          97,565
    1,801     Psychemedics Corp.                                                           27,141
    4,664     Quidel Corp.(a)                                                             134,883
    5,911     RadNet, Inc.(a)                                                              50,480
   20,199     ResMed, Inc.                                                              1,132,356
    3,653     Retractable Technologies, Inc.(a)                                            18,265
    6,648     Rockwell Medical, Inc.(a)                                                    68,341
   10,112     RTI Surgical, Inc.(a)                                                        52,582
   10,084     Select Medical Holdings Corp.                                               145,210
    8,104     Sirona Dental Systems, Inc.(a)                                              708,046
    4,337     Skilled Healthcare Group, Inc., Class A(a)                                   37,168
    6,589     Spectranetics Corp.(a)                                                      227,848
    5,027     Staar Surgical Co.(a)                                                        45,796
    8,488     STERIS Corp.                                                                550,447
    2,327     SurModics, Inc.(a)                                                           51,427
    1,522     Symmetry Surgical, Inc.(a)                                                   11,856
   10,392     Team Health Holdings, Inc.(a)                                               597,852
    6,015     Teleflex, Inc.                                                              690,642
    8,126     Thoratec Corp.(a)                                                           263,770
    3,759     Tornier NV(a)                                                                95,855
    3,073     Triple-S Management Corp., Class B(a)                                        73,475
    1,930     U.S. Physical Therapy, Inc.                                                  80,983
   18,515     Unilife Corp.(a)(b)                                                          62,025
    7,080     Universal American Corp.(a)                                                  65,702
    8,634     Uroplasty, Inc.(a)                                                           17,786
      725     Utah Medical Products, Inc.                                                  43,536
    2,838     Vascular Solutions, Inc.(a)                                                  77,080
   14,475     Vision-Sciences, Inc.(a)                                                     10,133
    8,185     Volcano Corp.(a)                                                            146,348
    3,808     VWR Corp.(a)                                                                 98,513
    6,436     WellCare Health Plans, Inc.(a)                                              528,138
   10,030     West Pharmaceutical Services, Inc.                                          533,997
    7,889     Wright Medical Group, Inc.(a)                                               211,977
    3,199     Zeltiq Aesthetics, Inc.(a)                                                   89,284
                                                                                     ------------
                                                                                       36,037,202
                                                                                     ------------

================================================================================

48  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

-------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                VALUE
-------------------------------------------------------------------------------------------------
HOUSEHOLD GOODS & HOME CONSTRUCTION - 1.8%                                           $
   17,340     ACCO Brands Corp.(a) $                                                      156,233
    2,150     Bassett Furniture Industries, Inc.                                           41,947
    4,476     Beazer Homes USA, Inc.(a)                                                    86,655
    7,808     Blount International, Inc.(a)                                               137,187
    6,754     Briggs & Stratton Corp.                                                     137,917
    1,223     Cavco Industries, Inc.(a)                                                    96,947
    7,098     Central Garden and Pet Co., Class A(a)                                       67,786
   19,381     Church & Dwight Co., Inc.                                                 1,527,417
    1,034     Compx International, Inc.                                                    12,201
   12,106     Comstock Holdings Cos., Inc.(a)                                              12,469
    2,900     The Dixie Group, Inc.(a)                                                     26,593
    9,004     Energizer Holdings, Inc.                                                  1,157,554
    3,943     Ethan Allen Interiors, Inc.                                                 122,115
      965     Flexsteel Industries, Inc.                                                   31,121
    2,823     Forward Industries, Inc.(a)                                                   2,936
    8,835     Herman Miller, Inc.                                                         260,014
    6,614     HNI Corp.                                                                   337,711
    1,876     Hooker Furniture Corp.                                                       32,211
   21,351     Hovnanian Enterprises, Inc., Class A(a)                                      88,180
    9,120     Interface, Inc.                                                             150,206
    4,579     iRobot Corp.(a)                                                             158,983
   26,215     Jarden Corp.(a)                                                           1,255,174
   12,864     KB Home                                                                     212,899
    7,374     Knoll, Inc.                                                                 156,108
    7,735     La-Z-Boy, Inc.                                                              207,607
    3,813     Libbey, Inc.(a)                                                             119,881
    1,440     Lifetime Brands, Inc.                                                        24,768
    4,013     M/I Homes, Inc.(a)                                                           92,139
    6,036     MDC Holdings, Inc.                                                          159,773
    5,757     Meritage Homes Corp.(a)                                                     207,194
      930     National Presto Industries, Inc.                                             53,977
      591     NVR, Inc.(a)                                                                753,720
      858     Oil-Dri Corp. of America                                                     27,997
    7,317     The Ryland Group, Inc.                                                      282,144
    6,480     The Scotts Miracle-Gro Co., Class A                                         403,834
    8,141     Select Comfort Corp.(a)                                                     220,051
    3,200     Spectrum Brands Holdings, Inc.                                              306,176
   23,580     Standard Pacific Corp.(a)                                                   171,898
    9,078     Steelcase, Inc., Class A                                                    162,950
    4,488     Taylor Morrison Home Corp., Class A(a)                                       84,778
    9,199     Tempur Sealy International, Inc.(a)                                         505,117
   24,101     Toll Brothers, Inc.(a)                                                      825,941
   21,980     TRI Pointe Homes, Inc.(a)                                                   335,195
    7,507     Tupperware Brands Corp.                                                     472,941
      935     Virco Manufacturing Corp.(a)                                                  2,281
    1,560     Wayfair, Inc., Class A(a)                                                    30,966
    2,105     WD-40 Co.                                                                   179,093
    1,192     William Lyon Homes, Class A(a)                                               24,162
                                                                                     ------------
                                                                                       11,923,147
                                                                                     ------------
INDUSTRIAL ENGINEERING - 2.8%
    8,723     Accuride Corp.(a)                                                            37,858
   12,017     AGCO Corp.                                                                  543,168
    1,182     Alamo Group, Inc.                                                            57,256
    4,299     Albany International Corp., Class A                                         163,319
    4,066     Altra Industrial Motion Corp.                                               115,434
    1,354     American Railcar Industries, Inc.                                            69,731
    2,477     Astec Industries, Inc.                                                       97,371
   15,418     The Babcock & Wilcox Co.                                                    467,165
    2,781     Broadwind Energy, Inc.(a)                                                    14,990
    2,961     Ceco Environmental Corp.                                                     46,014
      494     Chicago Rivet & Machine Co.                                                  15,166
    2,688     CIRCOR International, Inc.                                                  162,033
    7,116     CLARCOR, Inc.                                                               474,210
   13,979     Colfax Corp.(a)                                                             720,897
    2,933     Columbus McKinnon Corp.                                                      82,241
    5,294     Commercial Vehicle Group, Inc.(a)                                            35,258
    7,181     Crane Co.                                                                   421,525

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                                                   SCHEDULE OF INVESTMENTS |  49

================================================================================

-------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                VALUE
-------------------------------------------------------------------------------------------------
   18,381     Donaldson Co., Inc.                                                    $    710,058
    3,742     Douglas Dynamics, Inc.                                                       80,191
    2,036     Dynamic Materials Corp.                                                      32,617
    7,157     Energy Recovery, Inc.(a)(b)                                                  37,717
    3,303     EnPro Industries, Inc.(a)                                                   207,296
    9,560     Federal Signal Corp.                                                        147,606
    5,549     Franklin Electric Co., Inc.                                                 208,254
    1,751     FreightCar America, Inc.                                                     46,069
    6,431     GATX Corp.                                                                  370,040
    2,838     The Gorman-Rupp Co.                                                          91,157
    8,698     Graco, Inc.                                                                 697,406
    1,902     Graham Corp.                                                                 54,720
    3,794     The Greenbrier Cos., Inc.(b)                                                203,852
    4,783     H&E Equipment Services, Inc.                                                134,354
    1,150     Hurco Cos., Inc.                                                             39,203
    1,589     Hyster-Yale Materials Handling, Inc.                                        116,315
   11,459     IDEX Corp.                                                                  891,969
    4,210     John Bean Technologies Corp.                                                138,341
    1,829     Kadant, Inc.                                                                 78,080
   11,351     Kennametal, Inc.                                                            406,252
      998     Key Technology, Inc.(a)                                                      12,774
    4,589     Kimball International, Inc., Class B                                         41,852
   11,145     Lincoln Electric Holdings, Inc.                                             770,008
    1,910     Lindsay Corp.(b)                                                            163,763
    3,024     Lydall, Inc.(a)                                                              99,248
    2,717     Manitex International, Inc.(a)                                               34,533
   19,929     The Manitowoc Co., Inc.                                                     440,431
    3,097     Materion Corp.                                                              109,107
   15,080     Meritor, Inc.(a)                                                            228,462
    1,937     MFRI, Inc.(a)                                                                13,578
    8,396     The Middleby Corp.(a)                                                       832,044
    1,717     Miller Industries, Inc.                                                      35,696
    4,526     MSA Safety, Inc.                                                            240,285
    8,298     Mueller Industries, Inc.                                                    283,294
      799     NACCO Industries, Inc., Class A                                              47,429
   10,412     Navistar International Corp.(a)                                             348,594
    2,760     NN, Inc.                                                                     56,746
    8,523     Nordson Corp.                                                               664,453
   11,659     Oshkosh Corp.                                                               567,210
    4,561     PMFG, Inc.(a)                                                                23,854
    3,441     Proto Labs, Inc.(a)                                                         231,098
    4,844     Spartan Motors, Inc.                                                         25,479
    5,969     SPX Corp.                                                                   512,856
    1,909     Standex International Corp.                                                 147,489
    3,649     Sun Hydraulics Corp.                                                        143,698
    2,738     Tennant Co.                                                                 197,601
   16,034     Terex Corp.                                                                 447,028
   10,770     The Timken Co.                                                              459,664
    5,808     TimkenSteel Corp.                                                           215,070
    8,332     The Toro Co.                                                                531,665
   22,679     Trinity Industries, Inc.                                                    635,239
    1,357     Twin Disc, Inc.                                                              26,950
   10,790     Wabash National Corp.(a)                                                    133,364
   14,057     Wabtec Corp.                                                              1,221,413
    8,217     Woodward, Inc.                                                              404,523
                                                                                     ------------
                                                                                       18,561,631
                                                                                     ------------
INDUSTRIAL METALS & MINING - 0.7%
   23,581    AK Steel Holding Corp.(a)                                                    140,071
    1,402    Ampco-Pittsburgh Corp.                                                        26,988
    7,727    Carpenter Technology Corp.                                                   380,555
    7,937    Century Aluminum Co.(a)                                                      193,663
   22,958    Cliffs Natural Resources, Inc.(b)                                            163,920
   17,156    Commercial Metals Co.                                                        279,471
    2,787    Friedman Industries, Inc.                                                     19,537
    9,757    Globe Specialty Metals, Inc.                                                 168,113
      780    Handy & Harman Ltd.(a)                                                        35,903
    1,874    Haynes International, Inc.                                                    90,889
    8,576    Horsehead Holding Corp.(a)                                                   135,758
    2,717    Kaiser Aluminum Corp.                                                        194,075
   39,235    McEwen Mining, Inc.(a)                                                        43,551
   10,483    Noranda Aluminum Holding Corp.                                                36,900
    1,597    Olympic Steel, Inc.                                                           28,395
   11,249    Reliance Steel & Aluminum Co.                                                689,226

================================================================================

50  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

-------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                VALUE
-------------------------------------------------------------------------------------------------
    4,899     RTI International Metals, Inc.(a)                                      $    123,749
   32,856     Steel Dynamics, Inc.                                                        648,577
    2,147     Synalloy Corp.                                                               37,809
   21,421     United States Steel Corp.                                                   572,798
    1,302     Universal Stainless & Alloy Products, Inc.(a)                                32,745
   19,733     Uranium Energy Corp.(a)(b)                                                   34,533
    7,462     Worthington Industries, Inc.                                                224,532
                                                                                     ------------
                                                                                        4,301,758
                                                                                     ------------
INDUSTRIAL TRANSPORTATION - 1.5%
   13,461     Air Lease Corp.                                                             461,847
    8,433     Air Transport Services Group, Inc.(a)                                        72,186
    9,655     Aircastle Ltd.                                                              206,327
    3,738     ArcBest Corp.                                                               173,331
    3,637     Atlas Air Worldwide Holdings, Inc.(a)                                       179,304
    8,240     Baltic Trading Ltd.                                                          20,682
    2,930     CAI International, Inc.(a)                                                   67,976
    3,676     Celadon Group, Inc.                                                          83,408
    8,242     Con-way, Inc.                                                               405,341
    1,989     Covenant Transportation Group, Inc., Class A(a)                              53,922
    2,581     Echo Global Logistics, Inc.(a)                                               75,365
    4,305     Forward Air Corp.                                                           216,843
    1,004     FRP Holdings, Inc.(a)                                                        39,367
    7,559     Genesee & Wyoming, Inc., Class A(a)                                         679,705
    7,267     Heartland Express, Inc.                                                     196,282
    5,073     Hub Group, Inc., Class A(a)                                                  193,180
   13,339     JB Hunt Transport Services, Inc.                                          1,123,811
    8,365     Kirby Corp.(a)                                                              675,390
    8,454     Knight Transportation, Inc.                                                 284,562
    6,377     Landstar System, Inc.                                                       462,524
    3,567     Marten Transport Ltd.                                                        77,975
    6,067     Matson, Inc.                                                                209,433
   10,049     Old Dominion Freight Line, Inc.(a)                                          780,204
      840     PAM Transportation Services, Inc.(a)                                         43,546
    8,287     PHH Corp.(a)                                                                198,556
    5,040     Quality Distribution, Inc.(a)                                                53,626
    5,032     Rand Logistics, Inc.(a)                                                      19,876
    4,005     Roadrunner Transportation Systems, Inc.(a)                                   93,517
    3,719     Saia, Inc.(a)                                                               205,884
   12,742     Swift Transportation Co.(a)                                                 364,803
    5,188     TAL International Group, Inc.(a)                                            226,041
    5,878     Teekay Corp.                                                                299,131
    2,471     Textainer Group Holdings Ltd.                                                84,805
      912     Universal Truckload Services, Inc.                                           26,001
    1,622     USA Truck, Inc.(a)                                                           46,065
   13,413     UTI Worldwide, Inc.(a)                                                      161,895
    5,884     Werner Enterprises, Inc.                                                    183,287
    7,972     Wesco Aircraft Holdings, Inc.(a)                                            111,449
    1,351     Willis Lease Finance Corp.(a)                                                29,587
   10,958     World Fuel Services Corp.                                                   514,259
    8,134     XPO Logistics, Inc.(a)                                                      332,518
    4,194     YRC Worldwide, Inc.(a)                                                       94,323
                                                                                     ------------
                                                                                        9,828,134
                                                                                     ------------
LEISURE GOODS - 0.9%
   71,539     Activision Blizzard, Inc.                                                 1,441,511
    2,143     Arctic Cat, Inc.                                                             76,077
    4,738     Black Diamond, Inc.(a)                                                       41,458
   13,454     Brunswick Corp.                                                             689,652
   11,826     Callaway Golf Co.                                                            91,060
    3,266     Drew Industries, Inc.(a)                                                    166,795
    2,922     DTS, Inc.(a)                                                                 89,851
    2,070     Escalade, Inc.                                                               31,236
   16,419     Glu Mobile, Inc.(a)                                                          64,034
    3,685     GoPro, Inc., Class A(a)(b)                                                  232,966
    9,036     LeapFrog Enterprises, Inc.(a)                                                42,650
    2,700     Marine Products Corp.                                                        22,788
    5,339     Nautilus, Inc.(a)                                                            81,046

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                                                   SCHEDULE OF INVESTMENTS |  51

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
-------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                VALUE
-------------------------------------------------------------------------------------------------
    8,843     Polaris Industries, Inc.                                               $  1,337,415
    6,348     Pool Corp.                                                                  402,717
    7,446     RealD, Inc.(a)                                                               87,863
    3,869     Skullcandy, Inc.(a)                                                          35,556
   12,579     Take-Two Interactive Software, Inc.(a)                                      352,589
    6,530     Thor Industries, Inc.                                                       364,831
   17,551     TiVo, Inc.(a)                                                               207,804
    2,531     Universal Electronics, Inc.(a)                                              164,591
    4,475     Winnebago Industries, Inc.                                                   97,376
                                                                                     ------------
                                                                                        6,121,866
                                                                                     ------------
LIFE INSURANCE - 0.5%
   10,862     American Equity Investment Life Holding Co.                                 317,062
    3,237     Amerisafe, Inc.                                                             137,119
    2,927     Atlantic American Corp.                                                      11,796
    8,213     Citizens, Inc.(a)                                                            62,419
   29,300     CNO Financial Group, Inc.                                                   504,546
    2,920     eHealth, Inc.(a)                                                             72,766
    4,842     Employers Holdings, Inc.                                                    113,835
    1,432     FBL Financial Group, Inc., Class A                                           83,099
    2,198     Independence Holding Co.                                                     30,662
      643     Kansas City Life Insurance Co.                                               30,883
      341     National Western Life Insurance Co., Class A                                 91,814
    1,034     The Phoenix Cos., Inc.(a)                                                    71,212
    7,800     Primerica, Inc.                                                             423,228
   11,432     Protective Life Corp.                                                       796,239
    5,980     StanCorp Financial Group, Inc.                                              417,763
   13,577     Symetra Financial Corp.                                                     312,950
                                                                                     ------------
                                                                                        3,477,393
                                                                                     ------------
MEDIA - 4.1%
   11,392     Acxiom Corp.(a)                                                             230,916
    3,599     AH Belo Corp.                                                                37,358
    9,002     AMC Networks, Inc., Class A(a)                                              574,058
    2,129     Ascent Capital Group, Inc., Class A(a)                                      112,688
    9,127     Bankrate, Inc.(a)                                                           113,449
      784     Beasley Broadcasting Group, Inc., Class A                                     4,006
   11,188     Charter Communications, Inc., Class A(a)                                  1,864,145
    6,448     Clear Channel Outdoor Holdings, Inc., Class A                                68,284
    5,488     ComScore, Inc.(a)                                                           254,808
    4,980     Constant Contact, Inc.(a)                                                   182,766
    2,399     Courier Corp.                                                                35,793
    8,667     Crown Media Holdings, Inc., Class A(a)                                       30,681
    1,461     CSS Industries, Inc.                                                         40,382
       50     CTN Media Group, Inc.(a)                                                          -
   18,856     Cumulus Media, Inc., Class A(a)                                              79,761
    1,243     Dex Media, Inc.(a)                                                           11,150
   30,936     DISH Network Corp., Class A(a)                                            2,254,925
    6,244     Dolby Laboratories, Inc., Class A                                           269,241
   10,669     DreamWorks Animation SKG, Inc., Class A(a)                                  238,239
   10,615     Emmis Communications Corp., Class A(a)                                       19,850
    3,775     Entercom Communications Corp., Class A(a)                                    45,904
    9,442     Entravision Communications Corp., Class A                                    61,184
    5,048     EW Scripps Co.(a)                                                           112,823
    5,659     FactSet Research Systems, Inc.                                              796,504
    4,668     Global Eagle Entertainment, Inc.(a)                                          63,531
      641     Graham Holdings Co., Class B                                                553,638
    7,885     Gray Television, Inc.(a)                                                     88,312
   59,764     Groupon, Inc.(a)                                                            493,651
    6,749     Harte-Hanks, Inc.                                                            52,237
    9,344     IHS, Inc., Class A(a)                                                     1,064,095
    6,562     John Wiley & Sons, Inc., Class A                                            388,733
    6,809     Journal Communications, Inc., Class A(a)                                     77,827

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52  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

-------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                VALUE
-------------------------------------------------------------------------------------------------
    5,134     Lee Enterprises, Inc.(a)                                               $     18,893
   87,630     Liberty Global PLC(a)                                                     4,233,405
   35,909     Liberty Global PLC, Class A(a)                                            1,802,811
   68,486     Liberty Interactive Corp., Series A(a)                                    2,014,858
   14,534     Liberty Media Corp., Class A(a)                                             512,614
   29,341     Liberty Media Corp., Class C(a)                                           1,027,815
   20,301     Liberty Ventures, Series A(a)                                               765,754
   11,776     Lions Gate Entertainment Corp.                                              377,068
   21,499     Live Nation Entertainment, Inc.(a)                                          561,339
   13,417     Local Corp.(a)                                                               13,954
    5,246     Marchex, Inc., Class B                                                       24,079
    6,396     Martha Stewart Living  Omnimedia, Class A(a)                                 27,567
   10,903     The McClatchy Co., Class A(a)                                                36,198
   11,628     Media General, Inc.(a)                                                      194,536
    5,493     Meredith Corp.                                                              298,380
    2,925     Morningstar, Inc.                                                           189,277
   10,222     National CineMedia, Inc.                                                    146,890
    3,113     New Media Investment Group, Inc.                                             73,560
   18,910     The New York Times Co., Class A                                             249,990
    4,695     Nexstar Broadcasting  Group, Inc., Class A                                  243,154
   26,311     Pandora Media, Inc.(a)                                                      469,125
    7,427     QuinStreet, Inc.(a)                                                          45,082
    5,282     RetailMeNot, Inc.(a)                                                         77,223
    1,186     Saga Communications, Inc., Class A                                           51,567
    3,799     Scholastic Corp.                                                            138,360
   10,956     Sinclair Broadcast Group, Inc., Class A                                     299,756
  374,350     Sirius XM Holdings, Inc.(a)                                               1,310,225
    4,901     Sizmek, Inc.(a)                                                              30,680
    1,474     Spanish Broadcasting System, Inc.(a)                                          3,405
    3,165     SPAR Group, Inc.(a)                                                           4,431
   12,355     Starz, Class A(a)                                                           366,943
    4,373     TechTarget, Inc.(a)                                                          49,721
   13,786     TheStreet, Inc.                                                              32,811
   15,923     Time, Inc.                                                                  391,865
    2,998     Tribune Publishing Co.                                                       68,654
    1,830     Value Line, Inc.                                                             30,470
    7,311     WebMD Health Corp.(a)                                                       289,150
    4,623     XO Group, Inc.(a)                                                            84,185
    9,028     Yelp, Inc.(a)                                                               494,102
                                                                                     ------------
                                                                                       27,270,836
                                                                                     ------------
MINING - 0.4%
   18,252     Allied Nevada Gold Corp.(a)(b)                                               15,879
   33,676     Alpha Natural Resources, Inc.(a)                                             56,239
   32,421     Arch Coal, Inc.                                                              57,709
    9,192     Cloud Peak Energy, Inc.(a)                                                   84,383
   16,289     Coeur Mining, Inc.(a)                                                        83,237
    4,861     Compass Minerals International, Inc.                                        422,081
   16,768     General Moly, Inc.(a)                                                         9,558
    9,302     Golden Minerals Co.(a)(b)                                                     5,023
   55,170     Hecla Mining Co.                                                            153,924
   32,220     Molycorp, Inc.(a)(b)                                                         28,373
   39,522     Peabody Energy Corp.                                                        305,900
    9,697     Royal Gold, Inc.                                                            608,002
   15,315     Solitario Exploration & Royalty Corp.(a)                                     14,090
   18,398     Stillwater Mining Co.(a)                                                    271,186
   10,366     SunCoke Energy, Inc.                                                        200,478
    1,250     Timberline Resources Corp.(a)                                                   750
    7,972     U.S. Silica Holdings, Inc.                                                  204,801
   10,822     Walter Energy, Inc.                                                          14,934
    2,842     Westmoreland Coal Co.(a)                                                     94,383
                                                                                     ------------
                                                                                        2,630,930
                                                                                     ------------
MOBILE TELECOMMUNICATIONS - 0.7%
   1,510      Atlantic Tele-Network, Inc.                                                 102,061
  32,480      Globalstar, Inc.(a)(b)                                                       89,320
  12,372      Iridium Communications, Inc.(a)                                             120,627
   3,146      NTELOS Holdings Corp.                                                        13,182

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                                                   SCHEDULE OF INVESTMENTS |  53

================================================================================

-------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                VALUE
-------------------------------------------------------------------------------------------------
    8,002     ORBCOMM, Inc.(a)                                                       $     52,333
   19,066     SBA Communications Corp., Class A(a)                                      2,111,750
    3,515     Shenandoah Telecommunications Co.                                           109,844
    3,740     Spok Holdings, Inc.                                                          64,926
  114,337     Sprint Corp.(a)                                                             474,499
   38,648     T-Mobile U.S., Inc.(a)                                                    1,041,177
   13,697     Telephone & Data Systems, Inc.                                              345,849
    9,963     Towerstream Corp.(a)(b)                                                      18,432
    1,368     United States Cellular Corp.(a)                                              54,487
                                                                                     ------------
                                                                                        4,598,487
                                                                                     ------------
NONLIFE INSURANCE - 3.4%
    2,394     Alleghany Corp.(a)                                                        1,109,619
   13,951     Allied World Assurance Co. Holdings AG                                      529,022
    6,424     Ambac Financial Group, Inc.(a)                                              157,388
   10,489     American Financial Group, Inc.                                              636,892
      539     American National Insurance Co.                                              61,586
    4,351     AmTrust Financial Services, Inc.(b)                                         244,744
   18,623     Arch Capital Group Ltd.(a)                                                1,100,619
    3,886     Argo Group International Holdings Ltd.                                      215,556
   23,297     Arthur J Gallagher & Co.                                                  1,096,823
    9,163     Aspen Insurance Holdings Ltd.                                               401,065
   23,146     Assured Guaranty Ltd.                                                       601,565
   14,687     Axis Capital Holdings Ltd.                                                  750,359
    1,784     Baldwin & Lyons, Inc., Class B                                               45,992
   17,462     Brown & Brown, Inc.                                                         574,674
    3,267     CNA Financial Corp.                                                         126,466
    1,871     Donegal Group, Inc., Class A                                                 29,899
      901     EMC Insurance Group, Inc.                                                    31,949
    6,510     Endurance Specialty Holdings Ltd.                                           389,558
    1,419     Enstar Group Ltd.(a)                                                        216,951
    3,658     Erie Indemnity Co., Class A                                                 332,037
    6,441     Everest Re Group Ltd.                                                     1,096,902
    2,537     Federated National Holding Co.                                               61,294
    8,599     First Acceptance Corp.(a)                                                    21,927
   15,711     First American Financial Corp.                                              532,603
    1,701     Global Indemnity PLC.(a)                                                     48,257
    4,775     Greenlight Capital Re Ltd.(a)                                               155,904
    6,420     The Hanover Insurance Group, Inc.                                           457,874
   14,084     HCC Insurance Holdings, Inc.                                                753,776
      627     HCI Group, Inc.                                                              27,111
   10,939     Hilltop Holdings, Inc.(a)                                                   218,233
    6,108     Horace Mann Educators Corp.                                                 202,663
    1,707     Infinity Property & Casualty Corp.                                          131,883
    7,376     Kemper Corp.                                                                266,347
    4,344     Life Partners Holdings, Inc.                                                  2,894
    8,194     Maiden Holdings Ltd.                                                        104,801
    2,064     Markel Corp.(a)                                                           1,409,382
   21,455     MBIA, Inc.(a)                                                               204,681
    7,057     Meadowbrook Insurance Group, Inc.                                            59,702
    3,553     Mercury General Corp.                                                       201,349
    5,876     Montpelier Re Holdings Ltd.                                                 210,478
    6,931     National General Holdings Corp.                                             128,986
    1,767     National Interstate Corp.                                                    52,657
    1,693     The Navigators Group, Inc.(a)                                               124,165
   36,117     Old Republic International Corp.                                            528,392
    2,550     OneBeacon Insurance Group Ltd.                                               41,310
    6,881     PartnerRe Ltd.                                                              785,329
    3,725     Platinum Underwriters Holdings Ltd.                                         273,489

================================================================================

54  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

-------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                VALUE
-------------------------------------------------------------------------------------------------
    8,465     ProAssurance Corp.                                                     $    382,195
    9,791     Reinsurance Group of America, Inc.                                          857,887
    5,591     RenaissanceRe Holdings Ltd.                                                 543,557
    5,342     RLI Corp.                                                                   263,895
    2,120     Safety Insurance Group, Inc.                                                135,701
    8,290     Selective Insurance Group, Inc.                                             225,239
    2,450     State Auto Financial Corp.                                                   54,439
    4,426     State National Cos., Inc.                                                    53,023
    3,733     Third Point Reinsurance Ltd.(a)                                              54,091
    3,306     United Fire Group, Inc.                                                      98,287
      749     United Insurance Holdings Corp.                                              16,441
    4,997     Universal Insurance Holdings, Inc.                                          102,189
   13,376     Validus Holdings Ltd.                                                       555,907
   14,728     W.R. Berkley Corp.                                                          754,957
      817     White Mountains Insurance Group Ltd.                                        514,800
   25,520     Willis Group Holdings PLC                                                 1,143,551
                                                                                     ------------
                                                                                       22,511,312
                                                                                     ------------
OIL & GAS PRODUCERS - 2.4%
   16,317     Abraxas Petroleum Corp.(a)                                                   47,972
      460     Adams Resources & Energy, Inc.                                               22,977
    3,887     Alon USA Energy, Inc.                                                        49,248
    2,992     Apco Oil and Gas International, Inc.(a)                                      41,978
    5,719     Approach Resources, Inc.(a)(b)                                               36,544
    1,930     Barnwell Industries, Inc.(a)                                                  5,153
    7,950     Bill Barrett Corp.(a)                                                        90,550
    4,674     Bonanza Creek Energy, Inc.(a)                                               112,176
   22,864     BPZ Resources, Inc.(a)                                                        6,608
   45,265     California Resources Corp.(a)                                               249,410
    7,999     Callon Petroleum Co.(a)                                                      43,595
    6,520     Carrizo Oil & Gas, Inc.(a)                                                  271,232
   32,427     Cheniere Energy, Inc.(a)                                                  2,282,861
      984     Clayton Williams Energy, Inc.(a)                                             62,779
   44,584     Cobalt International Energy, Inc.(a)                                        396,352
    7,198     Comstock Resources, Inc.(b)                                                  49,018
   16,513     Concho Resources, Inc.(a)                                                 1,647,172
    2,387     Contango Oil & Gas Co.(a)                                                    69,796
   12,661     Continental Resources, Inc.(a)                                              485,676
    2,530     CVR Energy, Inc.                                                             97,936
    7,735     Delek U.S. Holdings, Inc.                                                   211,011
    7,903     Diamondback Energy, Inc.(a)                                                 472,441
    4,425     Eclipse Resources Corp.(a)                                                   31,108
   10,123     Emerald Oil, Inc.(a)(b)                                                      12,148
   10,795     Energen Corp.                                                               688,289
   14,483     Energy XXI Bermuda Ltd.(b)                                                   47,215
    3,312     EP Energy Corp., Class A(a)                                                  34,577
    2,938     Era Group, Inc.(a)                                                           62,139
    6,258     Escalera Resources Co.(a)                                                     3,254
    5,834     Evolution Petroleum Corp.                                                    43,347
   28,887     EXCO Resources, Inc.(b)                                                      62,685
   13,494     FX Energy, Inc.(a)                                                           20,916
   10,078     Gastar Exploration, Inc.(a)                                                  24,288
    5,844     Goodrich Petroleum Corp.(a)(b)                                               25,947
   12,833     Gulfport Energy Corp.(a)                                                    535,649
   39,882     Halcon Resources Corp.(a)(b)                                                 70,990
    7,655     Harvest Natural Resources, Inc.(a)                                           13,856
   29,082     HollyFrontier Corp.                                                       1,089,993
    5,104     Houston American Energy Corp.(a)                                                819
      353     Isramco, Inc.(a)                                                             48,714
   16,595     Kosmos Energy Ltd.(a)                                                       139,232
   10,891     Laredo Petroleum, Inc.(a)(b)                                                112,722
   18,301     Magellan Petroleum Corp.(a)                                                  16,654
   28,161     Magnum Hunter Resources Corp.(a)(b)                                          88,426
    9,966     Matador Resources Co.(a)                                                    201,612
   10,621     Memorial Resource Development Corp.(a)                                      191,497

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                                                   SCHEDULE OF INVESTMENTS |  55

================================================================================

-------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                VALUE
-------------------------------------------------------------------------------------------------
    5,262     Midstates Petroleum Co., Inc.(a)                                       $      7,946
    7,135     Miller Energy Resources, Inc.(A)                                              8,919
    9,819     Northern Oil and Gas, Inc.(a)                                                55,477
   14,918     Oasis Petroleum, Inc.(a)                                                    246,744
    3,564     Pacific Ethanol, Inc.(a)                                                     36,816
    2,706     Panhandle Oil and Gas, Inc.                                                  62,996
    7,203     Parsley Energy, Inc., Class A(a)                                            114,960
   12,709     PBF Energy, Inc.                                                            338,568
    5,599     PDC Energy, Inc.(a)                                                         231,071
    9,586     Penn Virginia Corp.(a)                                                       64,034
   11,732     PetroQuest Energy, Inc.(a)                                                   43,878
   10,165     Pioneer Energy Services Corp.(a)                                             56,314
    4,012     PostRock Energy Corp.(a)                                                      1,484
   27,437     Quicksilver Resources, Inc.(a)                                                5,438
   11,641     Resolute Energy Corp.(a)                                                     15,366
    7,757     Rex Energy Corp.(a)                                                          39,561
    2,314     Ring Energy, Inc.(a)                                                         24,297
    9,456     Rosetta Resources, Inc.(a)                                                  210,963
    4,410     RSP Permian, Inc.(a)                                                        110,867
    7,713     Sanchez Energy Corp.(a)(b)                                                   71,654
   56,754     SandRidge Energy, Inc.(a)(b)                                                103,292
    6,691     SemGroup Corp., Class A                                                     457,597
   10,049     SM Energy Co.                                                               387,690
    8,175     Stone Energy Corp.(a)                                                       137,994
    6,841     Swift Energy Co.(a)(b)                                                       27,706
    2,214     Syntroleum Corp.(a)                                                               -
    4,457     Targa Resources Corp.                                                       472,665
   10,105     Triangle Petroleum Corp.(a)(b)                                               48,302
   23,153     Ultra Petroleum Corp.(a)(b)                                                 304,693
    9,110     Vaalco Energy, Inc.(a)                                                       41,542
    5,629     W&T Offshore, Inc.                                                           41,317
   13,542     Warren Resources, Inc.(a)                                                    21,803
   10,008     Western Refining, Inc.                                                      378,102
   24,601     Whiting Petroleum Corp.(a)                                                  811,833
   30,349     WPX Energy, Inc.(a)                                                         352,959
        1     ZaZa Energy Corp.(a)                                                              2
   12,444     Zion Oil & Gas, Inc.(a)                                                      17,048
                                                                                     ------------
                                                                                       15,670,460
                                                                                     ------------
OIL EQUIPMENT, SERVICES & DISTRIBUTION - 1.8%
    5,297     Basic Energy Services, Inc.(a)                                               37,132
    5,153     Bristow Group, Inc.                                                         339,016
    7,389     C&J Energy Services, Inc.(a)                                                 97,609
    2,969     CARBO Ceramics, Inc.                                                        118,908
    4,432     Chart Industries, Inc.(a)                                                   151,574
   16,120     Civeo Corp.                                                                  66,253
    6,458     Core Laboratories NV                                                        777,156
   11,167     Dakota Plains Holdings, Inc.(a)                                              19,654
    1,311     Dawson Geophysical Co.                                                       16,034
    9,761     DHT Holdings, Inc.                                                           71,353
   11,487     Dresser-Rand Group, Inc.(a)                                                 939,637
    5,938     Dril-Quip, Inc.(a)                                                          455,623
    9,039     Exterran Holdings, Inc.                                                     294,491
    7,402     Flotek Industries, Inc.(a)                                                  138,639
    9,191     Forum Energy Technologies, Inc.(a)                                          190,529
    1,985     Frank's International NV                                                     33,011
    2,032     Geospace Technologies Corp.(a)                                               53,848
    3,868     Glori Energy, Inc.(a)(b)                                                     16,168
    1,934     Gulf Island Fabrication, Inc.                                                37,500
    3,659     Gulfmark Offshore, Inc., Class A                                             89,353
   14,959     Helix Energy Solutions Group, Inc.(a)                                       324,610
   24,567     Hercules Offshore, Inc.(a)(b)                                                24,567
    5,026     Hornbeck Offshore Services, Inc.(a)                                         125,499
   21,270     ION Geophysical Corp.(a)                                                     58,493
   19,538     Key Energy Services, Inc.(a)                                                 32,628
    4,402     Matrix Service Co.(a)                                                        98,253
   35,472     McDermott International, Inc.(a)                                            103,224
    8,724     merican realtyaAtwood Oceanics, Inc.(a)                                     247,500
    2,357     Mitcham Industries, Inc.(a)                                                  13,977
   15,474     MRC Global, Inc.(a)                                                         234,431

================================================================================

56  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

-------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                VALUE
-------------------------------------------------------------------------------------------------
    2,416     Natural Gas Services Group, Inc.(a)                                    $     55,665
   13,319     Newpark Resources, Inc.(a)                                                  127,063
   15,925     NOW, Inc.(a)(b)                                                             409,750
   15,406     Oceaneering International, Inc.                                             906,027
   29,151     OGE Energy Corp.                                                          1,034,278
    8,164     Oil States International, Inc.(a)                                           399,220
    1,522     Par Petroleum Corp.(a)                                                       24,733
   12,673     Paragon Offshore PLC(b)                                                      35,104
   19,733     Parker Drilling Co.(a)                                                       60,580
   21,247     Patterson-UTI Energy, Inc.                                                  352,488
    2,122     PHI, Inc.(a)                                                                 79,363
   18,357     Rowan Cos. PLC, Class A                                                     428,085
    9,161     RPC, Inc.                                                                   119,459
    2,751     SEACOR Holdings, Inc.(a)                                                    203,051
    5,432     Seventy Seven Energy, Inc.(a)                                                29,387
   22,678     Superior Energy Services, Inc.                                              456,962
    4,864     Tesco Corp.                                                                  62,356
   12,273     TETRA Technologies, Inc.(a)                                                  81,984
    7,273     Tidewater, Inc.                                                             235,718
    6,614     Unit Corp.(a)                                                               225,537
  112,754     Weatherford INTERNATIONAL PLC(a)                                          1,291,033
    6,727     Willbros Group, Inc.(a)                                                      42,178
                                                                                     ------------
                                                                                       11,866,691
                                                                                     ------------
PERSONAL GOODS - 1.2%
   13,016     American Apparel, Inc.(a)(b)                                                 13,406
    7,900     Carter's, Inc.                                                              689,749
    2,419     Cherokee, Inc.                                                               46,832
    3,550     Columbia Sportswear Co.                                                     158,117
    8,205     Coty, Inc., Class A(a)                                                      169,515
   13,180     Crocs, Inc.(a)                                                              164,618
    1,628     Culp, Inc.                                                                   35,295
    5,161     Deckers Outdoor Corp.(a)                                                    469,857
    3,743     Elizabeth Arden, Inc.(a)                                                     80,063
    2,558     G-III Apparel Group Ltd.(a)                                                 258,384
   14,525     Hanesbrands, Inc.                                                         1,621,281
    4,069     Helen of Troy Ltd.(a)                                                       264,729
    7,394     Iconix Brand Group, Inc.(a)                                                 249,843
    2,513     Inter Parfums, Inc.                                                          68,982
   18,772     Kate Spade & Co.(a)                                                         600,892
    2,101     Lakeland Industries, Inc.(a)(b)                                              19,686
   15,343     Lululemon Athletica, Inc.(a)                                                855,986
    2,713     Movado Group, Inc.                                                           76,968
    8,666     Nu Skin Enterprises, Inc., Class A                                          378,704
    1,530     Orchids Paper Products Co.                                                   44,538
    2,293     Oxford Industries, Inc.                                                     126,597
    2,072     Perry Ellis International, Inc.(a)                                           53,727
   20,298     Quiksilver, Inc.(a)                                                          44,859
    2,114     Revlon, Inc., Class A(a)                                                     72,214
    1,306     Rocky Brands, Inc.                                                           17,318
    2,945     Sequential Brands Group, Inc.(a)                                             38,491
    6,023     Skechers U.S.A., Inc., Class A(a)                                           332,771
    8,659     Steven Madden Ltd.(a)                                                       275,616
    7,379     Tumi Holdings, Inc.(a)                                                      175,104
    2,706     Unifi, Inc.(a)                                                               80,449
    3,446     Vera Bradley, Inc.(a)                                                        70,229
    1,692     Vince Holding Corp.(a)                                                       44,229
      882     Weyco Group, Inc.                                                            26,169
   15,103     Wolverine World Wide, Inc.                                                  445,085
                                                                                     ------------
                                                                                        8,070,303
                                                                                     ------------
PHARMACEUTICALS & BIOTECHNOLOGY - 6.2%
   11,962     ACADIA Pharmaceuticals, Inc.(a)                                             379,794
    2,479     Accelerate Diagnostics, Inc.(a)(b)                                           47,572
      948     Acceleron Pharma, Inc.(a)                                                    36,934
    2,300     AcelRx Pharmaceuticals, Inc.(a)                                              15,479
   14,369     Achillion Pharmaceuticals, Inc.(a)                                          176,020
    6,488     Acorda Therapeutics, Inc.(a)                                                265,165
   11,590     Acura Pharmaceuticals, Inc.(a)                                                5,216
    2,938     Adamis Pharmaceuticals Corp.(a)                                              18,127
    4,185     Advaxis, Inc.(a)                                                             33,522

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                                                   SCHEDULE OF INVESTMENTS |  57

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
-------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                VALUE
-------------------------------------------------------------------------------------------------
    4,247     Aegerion Pharmaceuticals, Inc.(a)                                      $     88,932
    1,998     Aerie Pharmaceuticals, Inc.(a)                                               58,322
   12,654     Affymetrix, Inc.(a)                                                         124,895
   13,328     Agenus, Inc.(a)                                                              52,912
    1,366     Agios Pharmaceuticals, Inc.(a)                                              153,047
   10,916     Akorn, Inc.(a)                                                              395,159
    4,097     Albany Molecular Research, Inc.(a)                                           66,699
      682     Alder Biopharmaceuticals, Inc.(a)                                            19,839
    2,788     Alimera Sciences, Inc.(a)                                                    15,446
   21,500     Alkermes PLC(a)                                                           1,259,040
    9,732     Alnylam Pharmaceuticals, Inc.(a)                                            944,004
    3,609     AMAG Pharmaceuticals, Inc.(a)                                               153,816
   10,084     Amicus Therapeutics, Inc.(a)                                                 83,899
    8,902     Ampio Pharmaceuticals, Inc.(a)(b)                                            30,534
    5,912     Anacor Pharmaceuticals, Inc.(a)                                             190,662
    1,511     ANI Pharmaceuticals, Inc.(a)                                                 85,205
   16,528     Apricus Biosciences, Inc.(a)(b)                                              16,528
    2,798     Aratana Therapeutics, Inc.(a)                                                49,860
   36,143     Arena Pharmaceuticals, Inc.(a)                                              125,416
   30,171     Ariad Pharmaceuticals, Inc.(a)                                              207,275
   20,616     Arqule, Inc.(a)                                                              25,152
   21,612     Array BioPharma, Inc.(a)                                                    102,225
    6,836     Arrowhead Research Corp.(a)(b)                                               50,450
      416     Atara Biotherapeutics, Inc.(a)                                               11,128
   12,887     Athersys, Inc.(a)                                                            20,361
    1,686     Auspex Pharmaceuticals, Inc.(a)                                              88,481
    7,679     Auxilium Pharmaceuticals, Inc.(a)                                           264,042
      615     Avalanche Biotechnologies, Inc.(a)                                           33,210
   27,051     AVANIR Pharmaceuticals, Inc.(a)                                             458,514
    6,899     Bio Path Holdings, Inc.(a)(b)                                                18,351
    5,373     Bio-Techne Corp.                                                            496,465
   10,728     BioCryst Pharmaceuticals, Inc.(a)                                           130,452
    7,090     BioDelivery Sciences International, Inc.(a)                                  85,222
   21,654     BioMarin Pharmaceutical, Inc.(a)                                          1,957,522
    9,894     Biota Pharmaceuticals, Inc.(a)                                               22,163
   11,313     Biotime, Inc.(a)(b)                                                          42,198
    2,803     Bluebird Bio, Inc.(a)                                                       257,091
    1,170     Calithera Biosciences, Inc.(a)                                               23,634
    7,740     CASI Pharmaceuticals, Inc.(a)                                                10,294
    6,148     Catalent, Inc.(a)                                                           171,406
    9,877     Catalyst Pharmaceutical Partners, Inc.(a)                                    29,335
   14,672     Cel-Sci Corp.(a)                                                              8,524
      909     Celladon Corp.(a)                                                            17,753
   13,467     Celldex Therapeutics, Inc.(a)                                               245,773
    2,733     Cempra, Inc.(a)                                                              64,253
   13,853     Cerus Corp.(a)                                                               86,443
    7,090     Charles River Laboratories International, Inc.(a)                           451,208
    4,532     Chimerix, Inc.(a)                                                           182,458
   20,827     Cleveland Biolabs, Inc.(a)                                                    5,936
    4,492     Clovis Oncology, Inc.(a)                                                    251,552
    4,676     Columbia Laboratories, Inc.(a)                                               26,186
   16,222     Corcept Therapeutics, Inc.(a)                                                48,666
    6,807     Coronado Biosciences, Inc.(a)                                                16,609
   30,486     CTI BioPharma Corp.(a)                                                       71,947
   11,286     Cubist Pharmaceuticals, Inc.(a)                                           1,135,936
    4,500     Cumberland Pharmaceuticals, Inc.(a)                                          27,000
   24,444     Curis, Inc.(a)                                                               36,666
    7,734     Cytokinetics, Inc.(a)                                                        61,949
   19,551     Cytori Therapeutics, Inc.(a)(b)                                               9,555
    9,758     CytRx Corp.(a)(b)                                                            26,737
    9,510     Depomed, Inc.(a)                                                            153,206
    1,540     Dermira, Inc.(a)                                                             27,889

================================================================================

58  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

-------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                VALUE
-------------------------------------------------------------------------------------------------
    1,097     Dicerna Pharmaceuticals, Inc.(a)                                       $     18,068
   22,340     Discovery Laboratories, Inc.(a)                                              25,914
   26,685     Durect Corp.(a)                                                              21,060
   21,301     Dyax Corp.(a)                                                               299,492
    5,246     Dynavax Technologies Corp.(a)                                                88,448
    4,834     Emergent Biosolutions, Inc.(a)                                              131,630
    1,103     Enanta Pharmaceuticals, Inc.(a)                                              56,088
   21,903     Endo International PLC(a)                                                 1,579,644
    6,241     Endocyte, Inc.(a)                                                            39,256
    8,028     Enzo Biochem, Inc.(a)                                                        35,644
    1,203     Epizyme, Inc.(a)                                                             22,701
      903     Esperion Therapeutics, Inc.(a)                                               36,517
   12,831     Exact Sciences Corp.(a)(b)                                                  352,083
   33,152     Exelixis, Inc.(a)(b)                                                         47,739
    1,149     FibroGen, Inc.(a)                                                            31,414
      824     Five Prime Therapeutics, Inc.(a)                                             22,248
    2,210     Foundation Medicine, Inc.(a)(b)                                              49,106
   24,162     Galena Biopharma, Inc.(a)(b)                                                 36,485
    3,102     Genomic Health, Inc.(a)                                                      99,171
    8,267     GenVec, Inc.(a)                                                              17,691
   25,126     Geron Corp.(a)                                                               81,660
   17,845     GTx, Inc.(a)(b)                                                              13,027
   16,853     Halozyme Therapeutics, Inc.(a)                                              162,631
    8,239     Harvard Bioscience, Inc.(a)                                                  46,715
    9,683     Hemispherx Biopharma, Inc.(a)                                                 2,421
    1,979     Heron Therapeutics, Inc.(a)                                                  19,909
    9,385     Horizon Pharma PLC(a)                                                       120,973
    1,275     Hyperion Therapeutics, Inc.(a)                                               30,600
   13,765     Idera Pharmaceuticals, Inc.(a)(b)                                            60,704
    2,837     IGI Laboratories, Inc.(a)                                                    24,966
   20,585     Illumina, Inc.(a)                                                         3,799,579
   13,864     Immunogen, Inc.(a)                                                           84,570
   17,696     Immunomedics, Inc.(a)                                                        84,941
   10,155     Impax Laboratories, Inc.(a)                                                 321,710
    1,218     INC Research Holdings, Inc., Class A(a)                                      31,290
   22,570     Incyte Corp. Ltd.(a)                                                      1,650,093
    7,013     Infinity Pharmaceuticals, Inc.(a)                                           118,450
    9,511     Inovio Pharmaceuticals, Inc.(a)(b)                                           87,311
    6,623     Insmed, Inc.(a)                                                             102,458
      989     Insys Therapeutics, Inc.(a)                                                  41,696
    1,827     Intercept Pharmaceuticals, Inc.(a)                                          285,012
    4,064     Intrexon Corp.(a)(b)                                                        111,882
   19,090     Ironwood Pharmaceuticals, Inc.(a)                                           292,459
   17,362     Isis Pharmaceuticals, Inc.(a)                                             1,071,930
   10,055     IsoRay, Inc.(a)                                                              14,680
    8,478     Jazz Pharmaceuticals PLC(a)                                               1,388,103
    1,473     Karyopharm Therapeutics, Inc.(a)                                             55,134
   14,228     Keryx Biopharmaceuticals, Inc.(a)(b)                                        201,326
    1,295     Kite Pharma, Inc.(a)(b)                                                      74,683
    2,175     KYTHERA Biopharmaceuticals, Inc.(a)                                          75,429
    1,280     La Jolla Pharmaceutical Co.(a)                                               23,616
    4,175     Lannett Co., Inc.(a)                                                        179,024
   43,307     Lexicon Pharmaceuticals, Inc.(a)                                             39,405
    2,972     Ligand Pharmaceuticals, Inc., Class B(a)                                    158,140
    6,305     Luminex Corp.(a)                                                            118,282
      477     MacroGenics, Inc.(a)                                                         16,728
   37,112     MannKind Corp.(a)(b)                                                        193,539
    3,825     Medgenics, Inc.(a)                                                           19,355
   10,184     The Medicines Co.(a)                                                        281,791
   11,370     Medivation, Inc.(a)                                                       1,132,566
   12,795     Merrimack Pharmaceuticals, Inc.(a)                                          144,584
   11,683     MiMedx Group, Inc.(a)                                                       134,705

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                                                   SCHEDULE OF INVESTMENTS |  59

================================================================================

-------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                VALUE
-------------------------------------------------------------------------------------------------
    8,170     Momenta Pharmaceuticals, Inc.(a)                                       $     98,367
   10,767     Myriad Genetics, Inc.(a)                                                    366,724
   18,468     Nanosphere, Inc.(a)                                                           7,241
   20,082     Nektar Therapeutics(a)                                                      311,271
   17,361     Neuralstem, Inc.(a)(b)                                                       47,222
   11,221     Neurocrine Biosciences, Inc.(a)                                             250,677
    2,552     NewLink Genetics Corp.(a)(b)                                                101,442
    5,743     Northwest Biotherapeutics, Inc.(a)(b)                                        30,725
   37,613     Novavax, Inc.(a)                                                            223,045
   14,701     NPS Pharmaceuticals, Inc.(a)                                                525,855
    4,207     Omeros Corp.(a)(b)                                                          104,249
      799     OncoMed Pharmaceuticals, Inc.(a)                                             17,386
   17,944     Oncothyreon, Inc.(a)                                                         34,094
    1,149     Ophthotech Corp.(a)                                                          51,556
   35,588     Opko Health, Inc.(a)(b)                                                     355,524
   18,080     Orexigen Therapeutics, Inc.(a)(b)                                           109,565
    9,316     Organovo Holdings, Inc.(a)(b)                                                67,541
    3,311     Osiris Therapeutics, Inc.(a)                                                 52,943
    1,767     Otonomy, Inc.(a)                                                             58,894
    1,854     OvaScience, Inc.(a)                                                          81,984
   10,142     Pacific Biosciences of California, Inc.(a)                                   79,513
    5,453     Pacira Pharmaceuticals, Inc.(a)                                             483,463
    8,736     Pain Therapeutics, Inc.(a)                                                   17,734
   16,279     Palatin Technologies, Inc.(a)                                                11,884
    1,099     Paratek Pharmaceuticals, Inc.                                                42,366
   24,747     PDL BioPharma, Inc.                                                         190,799
   35,720     Peregrine Pharmaceuticals, Inc.(a)(b)                                        49,651
    4,089     Pernix Therapeutics Holdings(a)                                              38,396
    1,203     Pfenex, Inc.(a)                                                               8,806
    8,998     Pharmacyclics, Inc.(a)                                                    1,100,095
    7,974     PharmAthene, Inc.(a)(b)                                                      14,433
    5,525     Portola Pharmaceuticals, Inc.(a)                                            156,468
    5,597     Pozen, Inc.(a)                                                               44,776
    2,490     PRA Health Sciences, Inc.(a)                                                 60,308
    8,281     Prestige Brands Holdings, Inc.(a)                                           287,516
   11,869     Progenics Pharmaceuticals, Inc.(a)                                           89,730
    3,641     Prothena Corp. PLC(a)                                                        75,587
    3,781     pSivida Corp.(a)                                                             15,540
    2,863     PTC Therapeutics, Inc.(a)                                                   148,218
    2,972     Puma Biotechnology, Inc.(a)                                                 562,510
    9,285     Quintiles Transnational Holdings, Inc.(a)                                   546,608
    1,085     Radius Health, Inc.(a)                                                       42,217
   11,056     Raptor Pharmaceutical Corp.(a)                                              116,309
    4,377     Receptos, Inc.(a)                                                           536,226
    2,870     Regulus Therapeutics, Inc.(a)                                                46,035
    1,263     Relypsa, Inc.(a)                                                             38,900
    5,025     Repligen Corp.(a)                                                            99,495
    4,528     Repros Therapeutics, Inc.(a)                                                 45,144
    2,968     Retrophin, Inc.(a)                                                           36,328
    1,448     Revance Therapeutics, Inc.(a)                                                24,529
   36,171     Rexahn Pharmaceuticals, Inc.(a)                                              25,320
   16,778     Rigel Pharmaceuticals, Inc.(a)                                               38,086
      726     Sage Therapeutics, Inc.(a)                                                   26,572
    3,816     Sagent Pharmaceuticals, Inc.(a)                                              95,820
    9,366     Salix Pharmaceuticals Ltd.(a)                                             1,076,528
   10,912     Sangamo Biosciences, Inc.(a)                                                165,972
    6,277     Sarepta Therapeutics, Inc.(a)(b)                                             90,828
    8,444     Sciclone Pharmaceuticals, Inc.(a)                                            73,969
   14,971     Seattle Genetics, Inc.(a)                                                   481,018
   22,329     Sequenom, Inc.(a)                                                            82,617
    3,711     Sorrento Therapeutics, Inc.(a)                                               37,370

================================================================================

60  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

-------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                VALUE
-------------------------------------------------------------------------------------------------
   11,101     Spectrum Pharmaceuticals, Inc.(a)                                      $     76,930
   19,530     StemCells, Inc.(a)                                                           18,339
    1,170     Stemline Therapeutics, Inc.(a)                                               19,960
    3,182     Sucampo Pharmaceuticals, Inc., Class A(a)                                    45,439
    5,806     Sunesis Pharmaceuticals, Inc.(a)                                             14,805
    2,387     Supernus Pharmaceuticals, Inc.(a)                                            19,812
    3,356     Synageva BioPharma Corp.(a)                                                 311,403
   10,996     Synergy Pharmaceuticals, Inc.(a)                                             33,538
   15,752     Synta Pharmaceuticals Corp.(a)                                               41,743
   11,059     Synthetic Biologics, Inc.(a)                                                 16,146
    3,292     Tetraphase Pharmaceuticals, Inc.(a)                                         130,725
    4,221     TG Therapeutics, Inc.(a)                                                     66,861
   14,814     TherapeuticsMD, Inc.(a)                                                      65,922
    3,971     Theravance Biopharma, Inc.(a)(b)                                             59,247
   12,381     Theravance, Inc.(b)                                                         175,191
   12,218     Threshold Pharmaceuticals, Inc.(a)                                           38,853
    3,761     Trovagene, Inc.(a)                                                           16,172
    3,113     Trubion Pharmaceuticals, Inc.                                                     -
    3,425     Ultragenyx Pharmaceutical, Inc.(a)                                          150,289
    6,963     United Therapeutics Corp.(a)                                                901,639
    6,032     Vanda Pharmaceuticals, Inc.(a)(b)                                            86,378
   29,769     Vical, Inc.(a)                                                               31,257
      635     Vitae Pharmaceuticals, Inc.(a)                                               10,566
      579     Vital Therapies, Inc.(a)                                                     14,434
   17,507     Vivus, Inc.(a)(b)                                                            50,420
    1,425     Xencor Inc.(a)                                                               22,857
   10,358     XenoPort, Inc.(a)                                                            90,840
   14,458     XOMA Corp.(a)                                                                51,904
   17,961     ZIOPHARM Oncology, Inc.(a)(b)                                                91,062
      860     ZS Pharma, Inc.(a)(b)                                                        35,750
                                                                                     ------------
                                                                                       41,050,208
                                                                                     ------------
REAL ESTATE INVESTMENT & SERVICES - 1.0%
    6,845     Alexander & Baldwin, Inc.                                                   268,735
    2,384     Altisource Portfolio Solutions SA(a)(b)                                      80,555
    1,631     American Realty Investors, Inc.(a)                                            8,905
    2,544     AV Homes, Inc.(a)                                                            37,066
    1,716     BBX Capital Corp.(a)                                                         28,228
    6,408     CareTrust REIT, Inc.                                                         79,011
   19,040     Columbia Property Trust, Inc.                                               482,664
    1,260     Consolidated-Tomoka Land Co.                                                 70,308
   24,288     Forest City Enterprises, Inc., Class A(a)                                   517,334
    5,654     Forestar Group, Inc.(a)                                                      87,072
   14,362     Gaming and Leisure Properties, Inc.                                         421,381
    5,216     HFF, Inc., Class A                                                          187,359
    4,827     The Howard Hughes Corp.(a)                                                  629,537
    6,765     Jones Lang LaSalle, Inc.                                                  1,014,277
   10,998     Kennedy-Wilson Holdings, Inc.                                               278,249
    5,106     Maui Land & Pineapple Co., Inc.(a)                                           30,994
    3,601     Nationstar Mortgage Holdings, Inc.(a)                                       101,512
      444     RE/MAX Holdings, Inc., Class A                                               15,207
   22,146     Realogy Holdings Corp.(a)                                                   985,276
    1,837     Reis, Inc.                                                                   48,074
   13,438     The St. Joe Co.(a)                                                          247,125
    2,659     Tejon Ranch Co.(a)                                                           78,334
    5,276     Trulia, Inc.(a)                                                             242,854
    3,855     Zillow, Inc. Class A(a)                                                     408,206
                                                                                     ------------
                                                                                        6,348,263
                                                                                     ------------

================================================================================

                                                   SCHEDULE OF INVESTMENTS |  61

================================================================================

-------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                VALUE
-------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (REITs) - 9.1%
    8,458     Acadia Realty Trust                                                    $    270,910
    3,375     Agree Realty Corp.                                                          104,929
      344     Alexander's, Inc.                                                           150,390
   10,646     Alexandria Real Estate Equities, Inc.                                       944,726
    9,073     Altisource Residential Corp.                                                176,016
    5,207     American Assets Trust, Inc.                                                 207,291
   15,864     American Campus Communities, Inc.                                           656,135
   54,204     American Capital Agency Corp.                                             1,183,273
    9,236     American Capital Mortgage Investment Corp.                                  174,006
   20,595     American Homes 4 Rent, Class A                                              350,733
  140,310     American Realty Capital Properties, Inc.                                  1,269,805
  138,586     Annaly Capital Management, Inc.                                           1,498,115
   19,542     Anworth Mortgage Asset Corp.                                                102,596
    8,159     Apollo Commercial Real Estate Finance, Inc.                                 133,481
    5,765     Apollo Residential Mortgage, Inc.                                            90,914
    9,585     Arbor Realty Trust, Inc.                                                     64,890
    1,883     Arlington Asset Investment Corp.                                             50,107
   59,489     ARMOUR Residential REIT, Inc.                                               218,920
    3,025     Ashford Hospitality Prime, Inc.                                              51,909
   12,545     Ashford Hospitality Trust, Inc.                                             131,472
   10,239     Associated Estates Realty Corp.                                             237,647
    4,511     Aviv REIT, Inc.                                                             155,539
   29,081     BioMed Realty Trust, Inc.                                                   626,405
    7,489     Blackstone Mortgage Trust, Inc., Class A                                    218,229
    1,185     Bluerock Residential Growth REIT, Inc.                                       14,730
   23,241     Brandywine Realty Trust                                                     371,391
   19,721     Brixmor Property Group, Inc.                                                489,870
    3,601     BRT Realty Trust(a)                                                          25,135
   12,650     Camden Property Trust                                                       934,076
   10,740     Campus Crest Communities, Inc.                                               78,509
   13,114     Capstead Mortgage Corp.                                                     161,040
   25,753     CBL & Associates Properties, Inc.                                           500,123
   12,109     Cedar Realty Trust, Inc.                                                     88,880
   36,585     Chambers Street Properties                                                  294,875
    5,995     Chatham Lodging Trust                                                       173,675
    8,583     Chesapeake Lodging Trust                                                    319,373
  167,487     Chimera Investment Corp.                                                    532,609
    2,227     CIM Commercial Trust Corp.                                                   33,427
   14,537     Colony Financial, Inc.                                                      346,271
    3,504     Coresite Realty Corp.                                                       136,831
   13,407     Corporate Office Properties Trust                                           380,357
   27,054     Cousins Properties, Inc.                                                    308,957
   19,811     CubeSmart                                                                   437,229
    3,296     CyrusOne, Inc.                                                               90,805
   27,099     CYS Investments, Inc.                                                       236,303
   11,926     DCT Industrial Trust, Inc.                                                  425,281
   43,400     DDR Corp.                                                                   796,824
   28,241     DiamondRock Hospitality Co.                                                 419,944
   20,186     Digital Realty Trust, Inc.                                                1,338,332
   20,008     Douglas Emmett, Inc.                                                        568,227
   49,363     Duke Realty Corp.                                                           997,133
   10,020     DuPont Fabros Technology, Inc.                                              333,065
    4,779     EastGroup Properties, Inc.                                                  302,606
    5,688     Education Realty Trust, Inc.                                                208,124
   14,404     Empire State Realty Trust, Inc., Class A                                    253,222
    8,521     EPR Properties                                                              491,065
   16,555     Equity Commonwealth                                                         424,967
   12,725     Equity Lifestyle Properties, Inc.                                           655,974
    8,953     Equity One, Inc.                                                            227,048
   11,118     Excel Trust, Inc.                                                           148,870
   16,748     Extra Space Storage, Inc.                                                   982,103

================================================================================

62  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

-------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                VALUE
-------------------------------------------------------------------------------------------------
    9,967     Federal Realty Investment Trust                                        $  1,330,196
   19,363     FelCor Lodging Trust, Inc.                                                  209,508
   15,801     First Industrial Realty Trust, Inc.                                         324,869
   10,450     First Potomac Realty Trust                                                  129,162
   14,004     Franklin Street Properties Corp.                                            171,829
   10,503     Geo Group, Inc.                                                             423,901
    4,945     Getty Realty Corp.                                                           90,048
    6,637     Gladstone Commercial Corp.                                                  113,957
   23,212     Glimcher Realty Trust                                                       318,933
    8,160     Government Properties Income Trust                                          187,762
   16,896     Gramercy Property Trust, Inc.                                               116,582
   14,923     Hatteras Financial Corp.                                                    275,031
   14,365     Healthcare Realty Trust, Inc.                                               392,452
   12,909     Healthcare Trust of America, Inc., Class A                                  347,768
   30,134     Hersha Hospitality Trust                                                    211,842
   13,243     Highwoods Properties, Inc.                                                  586,400
    8,866     Home Properties, Inc.                                                       581,610
   22,405     Hospitality Properties Trust                                                694,555
    9,641     Hudson Pacific Properties, Inc.                                             289,808
    2,241     Independence Realty Trust, Inc.                                              20,864
   13,981     Inland Real Estate Corp.                                                    153,092
   19,909     Invesco Mortgage Capital, Inc.                                              307,793
   18,496     Investors Real Estate Trust                                                 151,112
   11,282     iStar Financial, Inc.(a)                                                    153,999
   12,656     Kilroy Realty Corp.                                                         874,150
    7,321     Kite Realty Group Trust                                                     210,406
   10,357     Lamar Advertising Co., Class A                                              555,549
   15,451     LaSalle Hotel Properties                                                    625,302
   29,464     Lexington Realty Trust                                                      323,515
   21,892     Liberty Property Trust                                                      823,796
    5,603     LTC Properties, Inc.                                                        241,882
   12,852     Mack-Cali Realty Corp.                                                      244,959
   26,239     Medical Properties Trust, Inc.                                              361,573
   52,191     MFA Financial, Inc.                                                         417,006
   11,511     Mid-America Apartment Communities, Inc.                                     859,641
   11,645     Monmouth Real Estate Investment Corp., Class A                              128,910
    4,453     National Health Investors, Inc.                                             311,532
   18,515     National Retail Properties, Inc.                                            728,936
    8,819     New Residential Investment Corp.                                            112,619
    9,524     New Senior Investment Group, Inc.(b)                                        156,670
   18,994     New York Mortgage Trust, Inc.                                               146,444
   17,006     New York REIT, Inc.                                                         180,094
    9,524     Newcastle Investment Corp.                                                   42,763
   30,016     NorthStar Realty Finance Corp.                                              527,681
   19,201     Omega Healthcare Investors, Inc.                                            750,183
    3,179     One Liberty Properties, Inc.                                                 75,247
   20,084     Outfront Media, Inc.                                                        539,055
   11,089     Parkway Properties, Inc.                                                    203,927
    9,764     Pebblebrook Hotel Trust                                                     445,531
   10,676     Pennsylvania Real Estate Investment Trust                                   250,459
   10,450     PennyMac Mortgage Investment Trust (c)                                      220,391
    2,182     Physicians Realty Trust                                                      36,221
   23,343     Piedmont Office Realty Trust, Inc., Class A                                 439,782
    8,052     Post Properties, Inc.                                                       473,216
    6,073     Potlatch Corp.                                                              254,277
    2,968     PS Business Parks, Inc.                                                     236,075
    9,876     RAIT Financial Trust                                                         75,749
   11,192     Ramco-Gershenson Properties Trust                                           209,738
   18,813     Rayonier, Inc.                                                              525,635
   32,933     Realty Income Corp.                                                       1,571,233
   12,734     Redwood Trust, Inc.                                                         250,860
   13,766     Regency Centers Corp.                                                       877,995

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

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
-------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                VALUE
-------------------------------------------------------------------------------------------------
   24,290     Resource Capital Corp.                                                 $    122,422
   13,711     Retail Opportunity Investments Corp.                                        230,208
   26,354     Retail Properties of America, Inc., Class A                                 439,848
   17,926     RLJ Lodging Trust                                                           601,059
    5,638     Rouse Properties, Inc.                                                      104,416
    7,937     Sabra Health Care REIT, Inc.                                                241,047
    2,852     Saul Centers, Inc.                                                          163,106
   30,472     Senior Housing Properties Trust                                             673,736
    6,204     Silver Bay Realty Trust Corp.                                               102,738
   14,068     SL Green Realty Corp.                                                     1,674,373
    4,831     Sovran Self Storage, Inc.                                                   421,360
   56,368     Spirit Realty Capital, Inc.                                                 670,216
    9,468     STAG Industrial, Inc.                                                       231,966
   34,796     Starwood Property Trust, Inc.                                               808,659
    6,388     Starwood Waypoint Residential Trust                                         168,452
   37,440     Strategic Hotels & Resorts, Inc.(a)                                         495,331
    7,025     Summit Hotel Properties, Inc.                                                87,391
    6,054     Sun Communities, Inc.                                                       366,025
   27,919     Sunstone Hotel Investors, Inc.                                              460,943
      985     Supertel Hospitality, Inc.(a)                                                 2,275
   15,165     Tanger Factory Outlet Centers                                               560,498
    9,446     Taubman Centers, Inc.                                                       721,863
    6,723     Terreno Realty Corp.                                                        138,695
   56,276     Two Harbors Investment Corp.                                                563,886
   37,716     UDR, Inc.                                                                 1,162,407
    9,986     UMH Properties, Inc.                                                         95,366
    4,691     United Development Funding IV                                                86,033
    1,725     Universal Health Realty Income Trust                                         83,007
    3,630     Urstadt Biddle Properties, Inc., Class A                                     79,424
    5,793     Walter Investment Management Corp.(a)(b)                                     95,642
   23,415     Washington Prime Group, Inc.                                                403,206
    9,975     Washington Real Estate Investment Trust                                     275,908
   16,823     Weingarten Realty Investors                                                 587,459
    3,070     Western Asset Mortgage Capital Corp.                                         45,129
   14,023     WP Carey, Inc.                                                              983,012
                                                                                     ------------
                                                                                       60,434,870
                                                                                     ------------
SOFTWARE & COMPUTER SERVICES - 6.4%
   17,414     ACI Worldwide, Inc.(a)                                                      351,240
    6,343     Actua Corp.(a)                                                              117,155
    7,062     Actuate Corp.(a)                                                             46,609
    6,440     Advent Software, Inc.                                                       197,322
   24,263     Allscripts Healthcare Solutions, Inc.(a)                                    309,839
    5,062     American Software, Inc., Class A                                             46,115
    7,923     Angie's List, Inc.(a)                                                        49,360
   13,472     ANSYS, Inc.(a)                                                            1,104,704
   11,673     AOL, Inc.(a)                                                                538,942
      749     Arista Networks, Inc.(a)(b)                                                  45,509
   13,570     Aspen Technology, Inc.(a)                                                   475,221
    5,631     Athenahealth, Inc.(a)                                                       820,437
   13,517     Authentidate Holding Corp.(a)                                                12,706
    1,049     Barracuda Networks, Inc.(a)                                                  37,596
    6,868     Blackbaud, Inc.                                                             297,110
    6,758     Blucora, Inc.(a)                                                             93,598
    6,036     Bottomline Technologies, Inc.(a)                                            152,590
    2,354     Brightcove, Inc.(a)                                                          18,314
    4,650     BroadSoft, Inc.(a)                                                          134,943
    3,395     CACI International, Inc., Class A(a)                                        292,581
   43,119     Cadence Design Systems, Inc.(a)                                             817,967
    6,241     Calix, Inc.(a)                                                               62,535
    7,727     Callidus Software, Inc.(a)                                                  126,182
   15,150     CDW Corp.                                                                   532,826

================================================================================

64  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

-------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                VALUE
-------------------------------------------------------------------------------------------------
    2,829     ChannelAdvisor Corp.(a)                                          $           61,050
   11,476     CIBER, Inc.(a)                                                               40,740
    6,813     Cogent Communications Group, Inc.                                           241,112
    6,399     CommVault Systems, Inc.(a)                                                  330,764
    1,810     Computer Programs & Systems, Inc.                                           109,958
    2,432     Computer Task Group, Inc.                                                    23,177
    3,640     Comverse, Inc.(a)                                                            68,359
    7,517     Cornerstone OnDemand, Inc.(a)                                               264,598
    4,614     Covisint Corp.(a)                                                            12,227
    2,634     Crexendo, Inc.(a)                                                             4,847
    5,270     CSG Systems International, Inc.                                             132,119
    2,021     Cvent, Inc.(a)                                                               56,265
    3,557     Datalink Corp.(a)                                                            45,885
    6,632     DealerTrack Holdings, Inc.(a)                                               293,864
    4,556     Demandware, Inc.(a)                                                         262,152
    8,225     DeVry Education Group, Inc.                                                 390,441
    1,549     Digimarc Corp.                                                               42,055
    5,314     Digital River, Inc.(a)                                                      131,415
    4,273     DST Systems, Inc.                                                           402,303
    1,410     E2open, Inc.(a)                                                              13,550
    4,986     Ebix, Inc.(b)                                                                84,712
    3,411     Ellie Mae, Inc.(a)                                                          137,532
    4,982     Endurance International Group Holdings, Inc.(a)                              91,818
    4,798     Envestnet, Inc.(a)                                                          235,774
    2,646     EPAM Systems, Inc.(a)                                                       126,347
    4,838     EPIQ Systems, Inc.                                                           82,633
    7,596     Equinix, Inc.                                                             1,722,241
    2,275     Evolving Systems, Inc.                                                       21,317
    4,811     Fair Isaac Corp.                                                            347,835
   16,584     FalconStor Software, Inc.(a)                                                 22,223
    5,004     FireEye, Inc.(a)                                                            158,026
    1,834     Forrester Research, Inc.                                                     72,186
   20,649     Fortinet, Inc.(a)                                                           633,098
   12,925     Gartner, Inc.(a)                                                          1,088,414
    2,926     Gigamon, Inc.(a)                                                             51,878
    7,218     Gogo, Inc.(a)(b)                                                            119,314
    1,794     GSE Systems, Inc.(a)                                                          2,852
    4,351     Guidance Software, Inc.(a)                                                   31,545
   10,363     Guidewire Software, Inc.(a)                                                 524,679
    5,104     The Hackett Group, Inc.                                                      44,864
   11,345     IAC/InterActiveCorp                                                         689,663
    4,787     iGATE Corp.(a)                                                              188,991
    5,072     Immersion Corp.(a)                                                           48,032
    7,784     IMS Health Holdings, Inc.(a)                                                199,582
    7,904     Infoblox, Inc.(a)                                                           159,740
   16,104     Informatica Corp.(a)                                                        614,126
    5,402     Innodata, Inc.(a)                                                            15,774
    2,629     Interactive Intelligence Group, Inc.(a)                                     125,929
    9,928     Internap Network Services Corp.(a)                                           79,027
    1,044     Internet Patents Corp.(a)                                                     2,861
    6,886     IntraLinks Holdings, Inc.(a)                                                 81,943
    6,861     j2 Global, Inc.                                                             425,382
    4,780     The KEYW Holding Corp.(a)(b)                                                 49,616
    9,070     Leidos Holdings, Inc.                                                       394,726
   14,112     Limelight Networks, Inc.(a)                                                  39,090
    8,346     LivePerson, Inc.(a)                                                         117,679
    3,729     LogMeIn, Inc.(a)                                                            183,989
    3,019     Looksmart Ltd.(a)                                                             2,264
   11,164     Manhattan Associates, Inc.(a)                                               454,598
    3,733     Marketo, Inc.(a)                                                            122,144
    1,020     Mastech Holdings, Inc.(a)                                                    10,832
    1,032     Mavenir Systems, Inc.(a)                                                     13,994
    9,470     MedAssets, Inc.(a)                                                          187,127
    8,016     Medidata Solutions, Inc.(a)                                                 382,764
   14,013     Mentor Graphics Corp.                                                       307,165
   14,369     Merge Healthcare, Inc.(a)                                                    51,154
    1,382     MicroStrategy, Inc., Class A(a)                                             224,437
    5,834     Monotype Imaging Holdings, Inc.                                             168,194
    5,584     Netscout Systems, Inc.(a)                                                   204,039
    4,818     NetSuite, Inc.(a)                                                           525,981
    9,365     NIC, Inc.                                                                   168,476

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                                                   SCHEDULE OF INVESTMENTS |  65

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
-------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                VALUE
-------------------------------------------------------------------------------------------------
   37,514     Nuance Communications, Inc.(a)                                         $    535,325
    9,496     Palo Alto Networks, Inc.(a)                                               1,163,925
    3,495     PC-Tel, Inc.                                                                 30,267
    4,645     PDF Solutions, Inc.(a)                                                       69,025
    5,608     Pegasystems, Inc.                                                           116,478
    5,910     Perficient, Inc.(a)                                                         110,103
    4,858     Premier, Inc., Class A(a)                                                   162,889
    6,927     Premiere Global Services, Inc.(a)                                            73,565
    7,757     Progress Software Corp.(a)                                                  209,594
    4,475     Proofpoint, Inc.(a)                                                         215,829
    4,092     PROS Holdings, Inc.(a)                                                      112,448
   17,279     PTC, Inc.(a)                                                                633,275
    1,149     QAD, Inc., Class A                                                           25,990
    1,021     QAD, Inc., Class B                                                           20,328
   13,596     QLIK Technologies, Inc.(a)                                                  419,980
    7,462     Quality Systems, Inc.                                                       116,333
    2,088     Qualys, Inc.(a)                                                              78,822
   17,502     Rackspace Hosting, Inc.(a)                                                  819,269
    8,141     RealPage, Inc.(a)                                                           178,776
    1,909     Rightside Group Ltd.(a)                                                      12,829
    2,204     RigNet, Inc.(a)                                                              90,430
    3,039     RingCentral, Inc., Class A(a)                                                45,342
    2,370     Rocket Fuel, Inc.(a)                                                         38,204
    3,184     Rosetta Stone, Inc.(a)                                                       31,076
   14,183     Rovi Corp.(a)                                                               320,394
   16,948     Sapient Corp.(a)                                                            421,666
    5,931     Science Applications International Corp.                                    293,762
    4,688     SciQuest, Inc.(a)                                                            67,742
    2,985     Selectica, Inc.(a)                                                           15,462
   18,740     ServiceNow, Inc.(a)                                                       1,271,509
    1,934     Shutterstock, Inc.(a)                                                       133,639
    3,753     Silver Spring Networks, Inc.(a)                                              31,638
    7,292     Smith Micro Software, Inc.(a)                                                 7,073
      114     SoftBrands, Inc.(a)                                                               -
    9,809     SolarWinds, Inc.(a)                                                         488,783
   10,149     Solera Holdings, Inc.                                                       519,426
   17,060     Splunk, Inc.(a)                                                           1,005,687
    2,710     SPS Commerce, Inc.(a)                                                       153,467
    9,629     SS&C Technologies Holdings, Inc.                                            563,200
   13,215     Support.com, Inc.(a)                                                         27,884
    4,820     Synchronoss Technologies, Inc.(a)                                           201,765
   22,844     Synopsys, Inc.(a)                                                           993,029
    4,578     Syntel, Inc.(a)                                                             205,918
    5,580     Tableau Software, Inc., Class A(a)                                          472,961
    6,350     Tangoe, Inc.(a)                                                              82,741
   11,480     TeleCommunication Systems, Inc., Class A(a)                                  35,818
    4,941     TeleNav, Inc.(a)                                                             32,956
    2,287     Textura Corp.(a)(b)                                                          65,111
   74,504     Twitter, Inc.(a)                                                          2,672,459
    4,457     Tyler Technologies, Inc.(a)                                                 487,774
    4,195     The Ultimate Software Group, Inc.(a)                                        615,889
    7,423     Unisys Corp.(a)                                                             218,830
    3,255     United Online, Inc.(a)                                                       47,360
   11,796     Unwired Planet, Inc.(a)                                                      11,796
   21,651     Vantiv, Inc., Class A(a)                                                    734,402
    4,683     VASCO Data Security International, Inc.(a)                                  132,107
    1,503     Vectrus, Inc.(a)                                                             41,182
    4,677     Veeva Systems, Inc., Class A(a)                                             123,520
    8,298     Verint Systems, Inc.(a)                                                     483,607
    6,877     VirnetX Holding Corp.(a)(b)                                                  37,755
    4,107     Virtusa Corp.(a)                                                            171,139
   12,568     VMware, Inc., Class A(a)                                                  1,037,111
    1,272     Voltari Corp.(a)                                                                878
    7,721     Web.com Group, Inc.(a)                                                      146,622
   13,662     Workday, Inc., Class A(a)                                                 1,114,956
      968     Zendesk, Inc.(a)                                                             23,590
   11,716     Zix Corp.(a)                                                                 42,178
    2,373     zulily, Inc., Class A(a)                                                     55,528
   98,632     Zynga, Inc., Class A(a)                                                     262,361
                                                                                     ------------
                                                                                       42,629,666
                                                                                     ------------
 SUPPORT SERVICES - 4.6%
    7,020     ABM Industries, Inc.                                                        201,123
    8,239     Acacia Research Corp.                                                       139,569
    3,711     Advanced Emissions Solutions, Inc.(a)                                        84,574
    5,406     The Advisory Board Co.(a)                                                   264,786
    3,004     AM Castle & Co.(a)                                                           23,972

================================================================================

66  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

--------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                 VALUE
--------------------------------------------------------------------------------------------------
   22,795     Amdocs Ltd.                                                            $   1,063,501
    7,283     AMN Healthcare Services, Inc.(a)                                             142,747
    5,953     Applied Industrial Technologies, Inc.                                        271,397
    6,901     ARC Document Solutions, Inc.(a)                                               70,528
    6,708     Barnes Group, Inc.                                                           248,263
    1,189     Barrett Business Services, Inc.                                               32,579
    7,247     Bazaarvoice, Inc.(a)                                                          58,266
    2,395     Black Box Corp.                                                               57,241
   10,829     Booz Allen Hamilton Holding Corp.                                            287,293
    6,746     The Brink's Co.                                                              164,670
   17,372     Broadridge Financial Solutions, Inc.                                         802,239
    6,774     Cardtronics, Inc.(a)                                                         261,341
    2,116     Cartesian, Inc.(a)                                                             8,993
    9,636     Casella Waste Systems, Inc.(a)                                                38,929
    1,314     Cass Information Systems, Inc.                                                69,971
    6,146     CBIZ, Inc.(a)                                                                 52,610
    1,891     CDI Corp.                                                                     33,490
   14,736     Cenveo, Inc.(a)                                                               30,946
    8,129     Clean Harbors, Inc.(a)                                                       390,598
    5,684     Comfort Systems USA, Inc.                                                     97,310
   14,319     Convergys Corp.                                                              291,678
   13,053     CoreLogic, Inc.(a)                                                           412,344
    5,083     The Corporate Executive Board Co.                                            368,670
   17,205     Corrections Corp. of America                                                 625,230
    4,767     CoStar Group, Inc.(a)                                                        875,364
    1,964     CRA International, Inc.(a)                                                    59,548
    3,747     Crawford & Co., Class B                                                       38,519
    5,567     Cross Country Healthcare, Inc.(a)                                             69,476
    7,145     Deluxe Corp.                                                                 444,776
    6,055     Dice Holdings, Inc.(a)                                                        60,611
   10,483     DigitalGlobe, Inc.(a)                                                        324,659
    1,677     DXP Enterprises, Inc.(a)                                                      84,739
    3,906     Ennis, Inc.                                                                   52,614
    7,261     Euronet Worldwide, Inc.(a)                                                   398,629
   11,013     EVERTEC, Inc.                                                                243,718
    5,411     ExamWorks Group, Inc.(a)                                                     225,043
    4,795     ExlService Holdings, Inc.(a)                                                 137,664
    1,264     The ExOne Co.(a)(b)                                                           21,235
    2,015     Exponent, Inc.                                                               166,238
   11,150     FleetCor Technologies, Inc.(a)                                             1,658,117
    2,677     Franklin Covey Co.(a)                                                         51,827
      300     Frontline Capital Group(a)                                                         -
    5,990     FTI Consulting, Inc.(a)                                                      231,394
    6,832     Furmanite Corp.(a)                                                            53,426
    2,859     G&K Services, Inc., Class A                                                  202,560
   22,787     Genpact Ltd.(a)                                                              431,358
   10,402     Global Cash Access Holdings, Inc.(a)                                          74,374
   10,053     Global Payments, Inc.                                                        811,579
    2,352     Global Power Equipment Group, Inc.                                            32,481
    2,548     GP Strategies Corp.(a)                                                        86,454
   22,128     HD Supply Holdings, Inc.(a)                                                  652,555
    5,291     Heartland Payment Systems, Inc.                                              285,449
    2,179     Heidrick & Struggles International, Inc.                                      50,226
    1,910     Heritage-Crystal Clean, Inc.(a)                                               23,550
    7,183     Higher One Holdings, Inc.(a)                                                  30,240
    7,486     Hudson Global, Inc.(a)                                                        23,207
    3,528     Huron Consulting Group, Inc.(a)                                              241,280
    3,065     ICF International, Inc.(a)                                                   125,604
    2,965     Imperva, Inc.(a)                                                             146,560
    7,279     InnerWorkings, Inc.(a)                                                        56,703
    3,118     Insperity, Inc.                                                              105,669
   11,888     Jack Henry & Associates, Inc.                                                738,720
    3,831     Kaman Corp.                                                                  153,585
    3,722     Kelly Services, Inc., Class A                                                 63,348
    4,578     Kforce, Inc.                                                                 110,467
    7,608     Korn/Ferry International(a)                                                  218,806

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                                                   SCHEDULE OF INVESTMENTS |  67

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
--------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                 VALUE
--------------------------------------------------------------------------------------------------
   11,210     LifeLock, Inc.(a)                                                      $     207,497
   15,301     LinkedIn Corp.(a)                                                          3,514,793
   10,173     Lionbridge Technologies, Inc.(a)                                              58,495
   11,461     Manpowergroup, Inc.                                                          781,296
    9,734     MAXIMUS, Inc.                                                                533,813
    3,369     McGrath RentCorp                                                             120,812
    3,074     Mistras Group, Inc.(a)                                                        56,346
    6,204     Mobile Mini, Inc.                                                            251,324
    9,568     ModusLink Global Solutions, Inc.(a)                                           35,880
   14,709     Monster Worldwide, Inc.(a)                                                    67,956
    7,104     MSC Industrial Direct Co., Inc., Class A                                     577,200
    2,029     MWI Veterinary Supply, Inc.(a)                                               344,747
    7,309     Navigant Consulting, Inc.(a)                                                 112,339
    8,174     NeuStar, Inc., Class A(a)                                                    227,237
   20,285     Odyssey Marine Exploration, Inc.(a)(b)                                        18,865
    7,252     On Assignment, Inc.(a)                                                       240,694
    1,503     Park-Ohio Holdings Corp.                                                      94,734
    1,887     Perma-Fix Environmental Services(a)                                            8,208
      377     Power Solutions International, Inc.(a)                                        19,457
    3,462     PowerSecure International, Inc.(a)                                            40,332
    6,115     PRGX Global, Inc.(a)                                                          34,978
    3,688     Quad/Graphics, Inc.                                                           84,676
    6,457     Quest Resource Holding Corp.(a)                                                9,298
    1,899     Rentrak Corp.(a)                                                             138,285
    5,694     Resources Connection, Inc.                                                    93,666
    6,187     RPX Corp.(a)                                                                  85,257
   29,552     RR Donnelley & Sons Co.                                                      496,621
    3,674     Schnitzer Steel Industries, Inc., Class A                                     82,885
   10,518     ServiceSource International, Inc.(a)                                          49,224
    5,668     Sharps Compliance Corp.(a)                                                    24,146
    2,919     The Standard Register Co.(a)                                                   9,516
    3,340     StarTek, Inc.(a)                                                              32,565
    5,857     Sykes Enterprises, Inc.(a)                                                   137,464
    3,018     Team, Inc.(a)                                                                122,108
    2,778     TeleTech Holdings, Inc.(a)                                                    65,783
    9,087     Tetra Tech, Inc.                                                             242,623
    9,616     Towers Watson & Co., Class A                                                1,088,243
    2,919     TriNet Group, Inc.(a)                                                         91,306
    6,199     TrueBlue, Inc.(a)                                                            137,928
    3,122     U.S. Ecology, Inc.                                                           125,255
    2,188     UniFirst Corp.                                                               265,733
    5,522     United Stationers, Inc.                                                      232,808
    3,377     Universal Technical Institute, Inc.                                           33,230
   21,727     Verisk Analytics, Inc., Class A(a)                                         1,391,614
    3,107     Viad Corp.                                                                    82,833
    4,832     WageWorks, Inc.(a)                                                           312,002
   18,071     Waste Connections, Inc.                                                      794,943
    5,639     WEX, Inc.(a)                                                                 557,810
                                                                                     -------------
                                                                                        30,592,055
                                                                                     -------------
TECHNOLOGY HARDWARE & EQUIPMENT - 4.7%
   15,289     3D Systems Corp.(a)(b)                                                       502,549
    8,221     ADTRAN, Inc.                                                                 179,218
    5,935     Advanced Energy Industries, Inc.(a)                                          140,660
   94,030     Advanced Micro Devices, Inc.(a)                                              251,060
    3,119     Agilysys, Inc.(a)                                                             39,268
    2,653     Alliance Fiber Optic Products, Inc.                                           38,495
   16,514     Amkor Technology, Inc.(a)                                                    117,249
    2,148     Amtech Systems, Inc.(a)                                                       21,802
   19,442     ANADIGICS, Inc.(a)                                                            14,582
   11,676     Applied Micro Circuits Corp.(a)                                               76,128
   18,325     ARRIS Group, Inc.(a)                                                         553,232
   16,365     Aruba Networks, Inc.(a)                                                      297,516
   61,072     Atmel Corp.(a)                                                               512,699
   19,244     Axcelis Technologies, Inc.(a)                                                 49,265
   63,008     Brocade Communications Systems, Inc.                                         746,015
    9,688     Brooks Automation, Inc.                                                      123,522
    3,440     Cabot Microelectronics Corp.(a)                                              162,781

================================================================================

68  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

--------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                 VALUE
--------------------------------------------------------------------------------------------------
    5,523     CalAmp Corp.(a)                                                        $     101,071
    8,042     Cavium, Inc.(a)                                                              497,156
    3,718     Ceva, Inc.(a)                                                                 67,445
   16,392     Ciena Corp.(a)                                                               318,169
    9,173     Cirrus Logic, Inc.(a)                                                        216,208
    2,370     Clearfield, Inc.(a)                                                           29,175
    3,077     Cohu, Inc.                                                                    36,616
   12,379     CommScope Holding Co., Inc.(a)                                               282,613
    2,512     Comtech Telecommunications Corp.                                              79,178
    3,805     Concurrent Computer Corp.                                                     26,977
    6,241     Cray, Inc.(a)                                                                215,190
   17,340     Cree, Inc.(a)                                                                558,695
   21,268     Cypress Semiconductor Corp.(a)                                               303,707
      893     Dataram Corp.(a)                                                               1,527
    9,578     Diebold, Inc.                                                                331,782
    4,719     Digi International, Inc.(a)                                                   43,840
    5,275     Diodes, Inc.(a)                                                              145,432
   11,411     Dot Hill Systems Corp.(a)                                                     50,437
    3,838     DSP Group, Inc.(a)                                                            41,719
    5,349     Dycom Industries, Inc.(a)                                                    187,696
    6,098     EchoStar Corp., Class A(a)                                                   320,145
    6,964     Electronics for Imaging, Inc.(a)                                             298,268
    6,726     Emcore Corp.(a)                                                               35,648
   12,505     Emulex Corp.(a)                                                               70,903
   20,561     Entegris, Inc.(a)                                                            271,611
   15,197     Entropic Communications, Inc.(a)                                              38,448
    7,831     Exar Corp.(a)                                                                 79,876
   15,559     Extreme Networks, Inc.(a)                                                     54,923
   17,501     Fairchild Semiconductor International, Inc.(a)                               295,417
   14,897     Finisar Corp.(a)                                                             289,151
    8,934     FormFactor, Inc.(a)                                                           76,832
   14,909     Freescale Semiconductor Ltd.(a)                                              376,154
    4,254     GSI Technology, Inc.(a)                                                       21,227
   14,595     Harmonic, Inc.(a)                                                            102,311
    7,941     Hutchinson Technology, Inc.(a)                                                27,794
    3,541     ID Systems, Inc.(a)                                                           23,689
    1,928     Identiv, Inc.(a)                                                              26,780
   15,913     Ikanos Communications, Inc.(a)                                                 4,939
   18,795     Infinera Corp.(a)                                                            276,662
   22,616     Ingram Micro, Inc., Class A(a)                                               625,106
    3,982     Inphi Corp.(a)                                                                73,587
    5,928     Insight Enterprises, Inc.(a)                                                 153,476
   20,792     Integrated Device Technology, Inc.(a)                                        407,523
    4,637     Integrated Silicon Solution, Inc.                                             76,835
    5,542     InterDigital, Inc.                                                           293,172
   10,474     International Rectifier Corp.(a)                                             417,913
   18,669     Intersil Corp., Class A                                                      270,140
    2,546     Intra-Cellular Therapies, Inc.(a)                                             44,937
   10,110     InvenSense, Inc.(a)(b)                                                       164,389
    9,113     Ixia(a)                                                                      102,521
    3,911     IXYS Corp.                                                                    49,279
   34,310     JDS Uniphase Corp.(a)                                                        470,733
   11,813     Kopin Corp.(a)                                                                42,763
   11,109     Kulicke & Soffa Industries, Inc.(a)                                          160,636
    2,945     KVH Industries, Inc.(a)                                                       37,254
    9,095     Lantronix, Inc.(a)                                                            17,190
   18,197     Lattice Semiconductor Corp.(a)                                               125,377
    8,961     Lexmark International, Inc., Class A                                         369,820
    2,066     Loral Space & Communications, Inc.(a)                                        162,615
    8,678     LRAD Corp.(a)                                                                 23,431
   59,855     Marvell Technology Group Ltd.                                                867,898
   14,564     Mattson Technology, Inc.(a)                                                   49,518
   40,797     Maxim Integrated Products, Inc.                                            1,300,200
    5,193     MaxLinear, Inc., ClassA(a)                                                    38,480
    5,539     Mercury Systems, Inc.(a)                                                      77,103
    6,402     Micrel, Inc.                                                                  92,893
   14,005     Microsemi Corp.(a)                                                           397,462
    7,933     MKS Instruments, Inc.                                                        290,348

================================================================================

                                                   SCHEDULE OF INVESTMENTS |  69

================================================================================

--------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                 VALUE
--------------------------------------------------------------------------------------------------
    5,208     Monolithic Power Systems, Inc.                                         $     259,046
   11,339     MoSys, Inc.(a)                                                                21,204
    4,363     Nanometrics, Inc.(a)                                                          73,386
   24,741     NCR Corp.(a)                                                                 720,953
    5,276     NETGEAR, Inc.(a)                                                             187,720
    2,646     Nimble Storage, Inc.(a)                                                       72,765
   19,536     Oclaro, Inc.(a)                                                               34,774
    8,160     OmniVision Technologies, Inc.(a)                                             212,160
   63,792     ON Semiconductor Corp.(a)                                                    646,213
    1,750     Optical Cable Corp.                                                            7,928
    3,858     PAR Technology Corp.(a)                                                       23,727
   17,069     Parkervision, Inc.(a)(b)                                                      15,531
    2,523     PC Connection, Inc.                                                           61,940
   24,359     Pendrell Corp.(a)                                                             33,615
    3,697     Pericom Semiconductor Corp.(a)                                                50,057
    9,259     Photronics, Inc.(a)                                                           76,942
    3,290     Pixelworks, Inc.(a)                                                           15,002
    6,288     Plantronics, Inc.                                                            333,390
   29,785     PMC - Sierra, Inc.(a)                                                        272,831
   20,720     Polycom, Inc.(a)                                                             279,720
    4,285     Power Integrations, Inc.                                                     221,706
    4,723     Procera Networks, Inc.(a)                                                     33,958
   13,193     QLogic Corp.(a)                                                              175,731
   45,364     Quantum Corp.(a)                                                              79,841
    9,826     QuickLogic Corp.(a)(b)                                                        30,854
    2,149     Qumu Corp.(a)                                                                 29,377
   17,314     Rambus, Inc.(a)                                                              192,012
   42,065     RF Micro Devices, Inc.(a)                                                    697,858
   22,974     Riverbed Technology, Inc.(a)                                                 468,899
    7,115     Ruckus Wireless, Inc.(a)                                                      85,522
    5,897     Rudolph Technologies, Inc.(a)                                                 60,326
    4,292     ScanSource, Inc.(a)                                                          172,367
    5,030     Seachange International, Inc.(a)                                              32,091
   10,162     Semtech Corp.(a)                                                             280,166
   10,755     ShoreTel, Inc.(a)                                                             79,049
    6,824     Sigma Designs, Inc.(a)                                                        50,498
    5,817     Silicon Graphics International Corp.(a)                                       66,197
   12,222     Silicon Image, Inc.(a)                                                        67,465
    5,876     Silicon Laboratories, Inc.(a)                                                279,815
   27,515     Skyworks Solutions, Inc.                                                   2,000,616
    2,214     Sonic Foundry, Inc.(a)                                                        16,915
   42,059     Sonus Networks, Inc.(a)                                                      166,974
    8,072     Spansion, Inc., Class A(a)                                                   276,224
   37,043     SunEdison, Inc.(a)                                                           722,709
    5,222     Super Micro Computer, Inc.(a)                                                182,143
    5,441     Synaptics, Inc.(a)                                                           374,558
    3,972     SYNNEX Corp.                                                                 310,452
    1,844     Systemax, Inc.(a)                                                             24,894
    5,477     Tech Data Corp.(a)                                                           346,311
   29,249     Teradyne, Inc.                                                               578,838
    6,781     Tessera Technologies, Inc.                                                   242,489
    2,692     Transact Technologies, Inc.                                                   14,456
   25,411     TriQuint Semiconductor, Inc.(a)                                              700,073
    3,318     Ubiquiti Networks, Inc.                                                       98,346
    5,086     Ultra Clean Holdings, Inc.(a)                                                 47,198
    4,365     Ultratech, Inc.(a)                                                            81,014
   16,801     VeriFone Systems, Inc.(a)                                                    624,997
    6,472     ViaSat, Inc.(a)                                                              407,930
    9,827     Violin Memory, Inc.(a)                                                        47,071
   12,786     Vitesse Semiconductor Corp.(a)                                                48,331
    4,073     VOXX International Corp.(a)                                                   35,680
    3,886     West Corp.                                                                   128,238
    8,384     Xcerra Corp.(a)                                                               76,797
                                                                                     -------------
                                                                                        31,309,941
                                                                                     -------------
TOBACCO - 0.1%
   13,572     Alliance One International, Inc.(a)                                           21,444
   26,933     Rock Creek Pharmaceuticals, Inc.(a)(b)                                         4,902
    4,593     Schweitzer-Mauduit International, Inc.                                       194,284
    3,104     Universal Corp.                                                              136,514
   10,823     Vector Group Ltd.                                                            230,638
                                                                                     -------------
                                                                                           587,782
                                                                                     -------------
TRAVEL & LEISURE - 5.8%
   18,963     Alaska Air Group, Inc.                                                     1,133,229
    1,958     Allegiant Travel Co.                                                         294,346

================================================================================

70  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

--------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                 VALUE
--------------------------------------------------------------------------------------------------
     4,485    Ambassadors Group, Inc.(a)                                             $      11,213
     1,323    AMC Entertainment Holdings, Inc., Class A                                     34,636
   104,107    American Airlines Group, Inc.                                              5,583,258
     7,499    ARAMARK                                                                      233,594
    15,343    Avis Budget Group, Inc.(a)                                                 1,017,701
    13,554    Belmond Ltd., Class A(a)                                                     167,663
       296    Biglari Holdings, Inc.(a)                                                    118,255
     3,359    BJ's Restaurants, Inc.(a)                                                    168,655
    15,135    Bloomin'Brands, Inc.(a)                                                      374,743
     3,677    Bob Evans Farms, Inc.                                                        188,189
    12,757    Boyd Gaming Corp.(a)                                                         163,034
     3,909    Bravo Brio Restaurant Group, Inc.(a)                                          54,374
     9,551    Brinker International, Inc.                                                  560,548
     2,824    Buffalo Wild Wings, Inc.(a)                                                  509,393
     5,380    Caesars Entertainment Corp.(a)                                                84,412
     3,932    Carmike Cinemas, Inc.(a)                                                     103,294
     7,191    Carrols Restaurant Group, Inc.(a)                                             54,867
     8,083    Century Casinos, Inc.(a)                                                      40,819
     6,527    The Cheesecake Factory, Inc.                                                 328,373
     5,613    Choice Hotels International, Inc.                                            314,440
     1,778    Churchill Downs, Inc.                                                        169,443
     1,727    Chuy's Holdings, Inc.(a)                                                      33,970
    15,285    Cinemark Holdings, Inc.                                                      543,840
     3,496    Cracker Barrel Old Country Store, Inc.                                       492,097
     1,744    Del Frisco's Restaurant Group, Inc.(a)                                        41,403
    14,009    Denny's Corp.(a)                                                             144,433
     5,999    Diamond Resorts International, Inc.(a)                                       167,372
     2,576    DineEquity, Inc.                                                             266,977
     8,211    Domino's Pizza, Inc.                                                         773,230
     6,916    Dover Downs Gaming & Entertainment, Inc.(a)                                    5,740
     1,592    Dover Motorsports, Inc.                                                        4,155
    15,575    Dunkin'Brands Group, Inc.                                                    664,274
       910    El Pollo Loco Holdings, Inc.(a)                                               18,173
     4,992    Eldorado Resorts, Inc.(a)                                                     20,218
     4,138    Empire Resorts, Inc.(a)(b)                                                    32,111
     3,165    Entertainment Gaming Asia, Inc.(a)                                             1,488
     5,630    Extended Stay America, Inc.                                                  108,715
     1,498    Famous Dave's Of America, Inc.(a)                                             39,352
     4,111    Fiesta Restaurant Group, Inc.(a)                                             249,949
     9,026    Full House Resorts, Inc.(a)                                                   12,636
     1,026    Gaming Partners International Corp.(a)                                         8,629
     7,966    Hawaiian Holdings, Inc.(a)                                                   207,514
    65,307    Hertz Global Holdings, Inc.(a)                                             1,628,757
    60,047    Hilton Worldwide Holdings, Inc.(a)                                         1,566,626
    11,586    HomeAway, Inc.(a)                                                            345,031
     8,606    Hyatt Hotels Corp., Class A(a)                                               518,167
    36,301    International Game Technology                                                626,192
     3,616    International Speedway Corp., Class A                                        114,446
     5,963    Interval Leisure Group, Inc.                                                 124,567
     6,156    Isle of Capri Casinos, Inc.(a)                                                51,526
     5,737    Jack in the Box, Inc.                                                        458,731
     3,475    Jamba, Inc.(a)                                                                52,438
    33,856    JetBlue Airways Corp.(a)                                                     536,956
     9,909    Krispy Kreme Doughnuts, Inc.(a)                                              195,604
     6,515    La Quinta Holdings, Inc.(a)                                                  143,721
    53,315    Las Vegas Sands Corp.                                                      3,100,800
     5,360    Life Time Fitness, Inc.(a)                                                   303,483
     5,639    Luby's, Inc.(a)                                                               25,657
     8,890    The Madison Square Garden Co., Class A(a)                                    669,061
     3,392    The Marcus Corp.                                                              62,786
     4,566    Marriott Vacations Worldwide Corp.                                           340,350
    50,649    MGM Resorts International(a)                                               1,082,876
     2,366    Monarch Casino & Resort, Inc.(a)                                              39,252

================================================================================

                                                   SCHEDULE OF INVESTMENTS |  71

================================================================================

--------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                 VALUE
--------------------------------------------------------------------------------------------------
     9,009    Morgans Hotel Group Co.(a)                                             $      70,631
       561    Noodles & Co.(a)                                                              14,782
    13,362    Norwegian Cruise Line Holdings Ltd.(a)                                       624,807
    11,488    Orbitz Worldwide, Inc.(a)                                                     94,546
     3,805    Panera Bread Co., Class A(a)                                                 665,114
     4,602    Papa John's International, Inc.                                              256,792
    11,982    Penn National Gaming, Inc.(a)                                                164,513
     8,495    Pinnacle Entertainment, Inc.(a)                                              189,014
     3,692    Popeyes Louisiana Kitchen, Inc.(a)                                           207,749
     8,491    Premier Exhibitions, Inc.(a)                                                   5,180
     2,654    RCI Hospitality Holdings, Inc.(a)                                             26,593
     4,407    Reading International, Inc., Class A(a)                                       58,437
     7,412    Red Lion Hotels Corp.(a)                                                      46,992
     2,150    Red Robin Gourmet Burgers, Inc.(a)                                           165,496
    12,421    Regal Entertainment Group, Class A                                           265,313
     7,388    Republic Airways Holdings, Inc.(a)                                           107,791
    10,132    Ruby Tuesday, Inc.(a)                                                         69,303
     6,029    Ruth's Hospitality Group, Inc.                                                90,435
     7,741    Ryman Hospitality Properties                                                 408,260
     4,298    Sabre Corp.                                                                   87,120
     7,878    Scientific Games Corp., Class A(a)                                           100,287
     9,734    SeaWorld Entertainment, Inc.                                                 174,239
    13,122    Six Flags Entertainment Corp.                                                566,214
     6,187    SkyWest, Inc.                                                                 82,163
     8,050    Sonic Corp.                                                                  219,201
     1,363    Speedway Motorsports, Inc.                                                    29,809
    10,621    Spirit Airlines, Inc.(a)                                                     802,735
     2,066    Steiner Leisure Ltd.(a)                                                       95,470
     8,954    Texas Roadhouse, Inc.                                                        302,287
     5,154    Town Sports International Holdings, Inc.                                      30,666
     4,400    Travelport Worldwide, Ltd.                                                    79,200
     2,100    Travelzoo, Inc.(a)                                                            26,502
    53,502    United Continental Holdings, Inc.(a)                                       3,578,749
     5,243    Vail Resorts, Inc.                                                           477,795
     1,930    Virgin America, Inc.(a)                                                       83,473
    39,687    The Wendy's Co.                                                              358,374
     4,661    World Wrestling Entertainment, Inc.(b)                                        57,517
     1,699    Zoe's Kitchen, Inc.(a)                                                        50,817
                                                                                     -------------
                                                                                        38,266,148
                                                                                     -------------
              Total Common Stocks - 98.0%                                              648,007,460
                                                                                     -------------

--------------------------------------------------------------------------------------------------
BENEFICIAL
INTEREST
(000)
--------------------------------------------------------------------------------------------------
OTHER INTERESTS(d)

FIXED LINE TELECOMMUNICATIONS - 0.0%
       $29    Primus Telecommunications Group, Inc.                                              -
                                                                                     -------------
PHARMACEUTICALS & BIOTECHNOLOGY - 0.0%
         3    Merck KGaA                                                                         -
                                                                                     -------------
REAL ESTATE INVESTMENT
TRUSTS (REITs) - 0.0%
         4    AmeriVest Properties, Inc.(a)                                                      -
                                                                                     -------------
TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
         4    Gerber Scientific, Inc.                                                           45
                                                                                     -------------
TRAVEL & LEISURE - 0.0%
        13    FRD Acquisition Co.                                                                -
                                                                                     -------------
              Total Other Interests - 0.0%                                                      45
                                                                                     -------------

================================================================================

72  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

--------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                 VALUE
--------------------------------------------------------------------------------------------------
RIGHTS

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
    15,913    Ikanos Communications, Inc.(a)                                                     -
     8,850    Leap Wireless, CVR(a)                                                         22,302
                                                                                     -------------
              Total Rights - 0.0%                                                           22,302
                                                                                     -------------
WARRANTS(e)

OIL & GAS PRODUCERS - 0.0%
     2,485    Magnum Hunter Resources Corp., (Issued 10/15/13,
               1 Share for 10 Warrants, Expires 4/15/16,
               Strike Price $8.50)                                                               -
                                                                                     -------------
               Total Long-Term Investments (Cost - $393,513,980) - 98.0%               648,029,807
                                                                                     -------------

SHORT-TERM SECURITIES

MONEY MARKET FUNDS
11,546,804    BlackRock Liquidity Funds, TempFund, Institutional Class,
               0.04%(c)(f)                                                           $  11,546,804
                                                                                     -------------

--------------------------------------------------------------------------------------------------
BENEFICIAL
INTEREST
(000)
--------------------------------------------------------------------------------------------------
    $8,299    BlackRock Liquidity Series, LLC, Money Market
               Series, 020%(c)(f)(g)                                                 $   8,299,209
                                                                                     -------------
              Total Short-Term Securities (Cost - $19,846,013) - 3.0%                   19,846,013
                                                                                     -------------
              TOTAL INVESTMENTS
               (Cost - $413,359,993) - 101.0%                                          667,875,820
                                                                                     -------------
              LIABILITIES IN EXCESS OF OTHER ASSETS - (1.0)%                           (6,850,763)
                                                                                     -------------
              NET ASSETS - 100.0%                                                    $ 661,025,057
                                                                                     =============

NOTES TO SCHEDULE OF INVESTMENTS
(a) Non-income producing security.
(b) Security, or a portion of security, is on loan.
(c) During the year ended December 31, 2014, investments in issuers considered to be an affiliate of the Series for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

                                       SHARES/                                        SHARES/
                                    BENEFICIAL                                     BENEFICIAL
                                      INTEREST      SHARES/                          INTEREST
                                       HELD AT   BENEFICIAL         SHARES/           HELD AT     VALUE AT
                                  DECEMBER 31,     INTEREST      BENEFICIAL      DECEMBER 31,  DECEMBER 31,
AFFILIATE                                 2013    PURCHASED   INTEREST SOLD              2014          2014    INCOME
-----------------------------------------------------------------------------------------------------------------------
BlackRock Liquidity Funds,
   TempFund, Institutional Class    24,257,699          -      (12,710,895)(1)     11,546,804   $11,546,804  $  9,621
BlackRock Liquidity Series, LLC,
   Money Market Series             $20,519,002          -     $(12,219,793)(1)    $ 8,299,209   $ 8,299,209  $659,509
PennyMac Mortgage
   Investment Trust                      5,478      4,972                   -          10,450   $   220,390  $ 28,312
-----------------------------------------------------------------------------------------------------------------------

(1)Represents net shares/beneficial interest sold.

================================================================================

                                                   SCHEDULE OF INVESTMENTS |  73

================================================================================

(d) Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(e) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.
(f) Represents the current yield as of report date.
(g) Security was purchased with the cash collateral from loaned securities. The Series may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

o As of December 31, 2014, financial futures contracts outstanding were as follows:

CONTRACTS                                                                   NOTIONAL     UNREALIZED
PURCHASED                ISSUE                EXCHANGE      EXPIRATION         VALUE   APPRECIATION
---------------------------------------------------------------------------------------------------
       41              S&P MidCap 400          Chicago           March
                       E-Mini Index         Mercantile            2015    $5,939,260       $157,914

       59              Russell 2000        ICE Futures           March
                        Mini Index        U.S. Indices            2015    $7,084,130        212,521
                                                                                           --------
TOTAL                                                                                      $370,435
                                                                                           ========

o Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

    o Level 1 - unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Series has the ability to access

    o Level 2 - other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

    o Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series' own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Series' policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Series' policy regarding valuation of investments and derivative financial instruments, refer to Note 2 of the Notes to Financial Statements.

================================================================================

74  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

As of December 31, 2014, the following tables summarize the Series' investments and derivative financial instruments categorized in the disclosure hierarchy:

                                                LEVEL 1             LEVEL 2        LEVEL 3      TOTAL
----------------------------------------------------------------------------------------------------------
ASSETS:

Investments:
   Common Stocks:
     Aerospace & Defense                     $ 10,660,214       $          -      $     -    $ 10,660,214
     Alternative Energy                           643,649                  -            -         643,649
     Automobiles & Parts                       14,403,283                  -            -      14,403,283
     Banks                                     33,748,653            102,208            -      33,850,861
     Beverages                                    511,522                  -            -         511,522
     Chemicals                                 15,922,103                  -            -      15,922,103
     Construction & Materials                  13,916,931                  -            -      13,916,931
     Electricity                                9,761,664                  -            -       9,761,664
     Electronic & Electrical Equipment         18,949,029                  -            -      18,949,029
     Financial Services                        23,778,352                  -            -      23,778,352
     Fixed Line Telecommunications              1,127,902                  -            -       1,127,902
     Food & Drug Retailers                      5,950,864                  -            -       5,950,864
     Food Producers                            11,010,829                  -            -      11,010,829
     Forestry & Paper                           1,833,763                  -            -       1,833,763
     Gas, Water & Multi-Utilities              10,137,643                  -            -      10,137,643
     General Industrials                        9,520,704                  -            -       9,520,704
     General Retailers                         31,939,064                  -            -      31,939,064
     Health Care Equipment & Services          36,037,202                  -            -      36,037,202
     Household Goods & Home
        Construction                           11,923,147                  -            -      11,923,147
     Industrial Engineering                    18,561,631                  -            -      18,561,631
     Industrial Metals & Mining                 4,301,758                  -            -       4,301,758
     Industrial Transportation                  9,828,134                  -            -       9,828,134
     Leisure Goods                              6,121,866                  -            -       6,121,866
     Life Insurance                             3,477,393                  -            -       3,477,393
     Media                                     27,270,836                  -            -      27,270,836
     Mining                                     2,630,930                  -            -       2,630,930
     Mobile Telecommunications                  4,598,487                  -            -       4,598,487
     Nonlife Insurance                         22,511,312                  -            -      22,511,312
     Oil & Gas Producers                       15,670,460                  -            -      15,670,460
     Oil Equipment, Services &
        Distribution                           11,866,691                  -            -      11,866,691
     Personal Goods                             8,070,303                  -            -       8,070,303
     Pharmaceuticals & Biotechnology           41,050,208                  -            -      41,050,208
     Real Estate Investment & Services          6,348,263                  -            -       6,348,263
     Real Estate Investment Trusts (REITs)     60,434,870                  -            -      60,434,870
     Software & Computer Services              42,629,666                  -            -      42,629,666
     Support Services                          30,592,055                  -            -      30,592,055
     Technology Hardware & Equipment           31,309,941                  -            -      31,309,941
     Tobacco                                      587,782                  -            -         587,782
     Travel & Leisure                          38,266,148                  -            -      38,266,148

   Other Interests:
     Technology Hardware & Equipment                    -                  -      $    45              45

   Rights:
     Technology Hardware & Equipment                    -                  -       22,302          22,302
     Short-Term Securities                     11,546,804         $8,299,209            -      19,846,013
----------------------------------------------------------------------------------------------------------
TOTAL                                        $659,452,056         $8,401,417      $22,347    $667,875,820
==========================================================================================================

================================================================================

                                                   SCHEDULE OF INVESTMENTS |  75

================================================================================

                                            DERIVATIVE FINANCIAL INSTRUMENTS(1)
----------------------------------------------------------------------------------------------------------
                                                LEVEL 1             LEVEL 2        LEVEL 3      TOTAL
----------------------------------------------------------------------------------------------------------
ASSETS:
Equity contracts                                 $370,435                  -            -        $370,435
==========================================================================================================

(1) Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Series may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of December 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

                                                LEVEL 1             LEVEL 2        LEVEL 3      TOTAL
----------------------------------------------------------------------------------------------------------
ASSETS:
     Cash pledged for financial futures
        contracts                                $634,000                  -            -     $   634,000
LIABILITIES:
     Bank overdraft                                     -        $   (21,204)           -         (21,204)
     Collateral on securities loaned at value           -         (8,299,209)           -      (8,299,209)
----------------------------------------------------------------------------------------------------------
TOTAL                                            $634,000        $(8,320,413)           -     $(7,686,413)
==========================================================================================================

During the year ended December 31, 2014, there were no transfers between levels.

================================================================================

76  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2014

--------------------------------------------------------------------------------

ASSETS
   Investments at value - unaffiliated (including securities
       loaned at value of $7,924,377) ( cost -- $393,289,297)           $647,809,417
   Investments at value - affiliated (cost -- $20,070,696)                20,066,403
   Cash pledged for financial futures contracts                              634,000
   Dividends receivable                                                      822,589
   Contributions receivable from investors                                   279,620
   Investments sold receivable                                               211,377
   Securities lending income receivable -- affiliated                         71,334
   Prepaid expenses                                                            3,339
   Other assets                                                                1,453
                                                                        ------------
           Total assets                                                  669,899,532
                                                                        ------------
LIABILITIES
   Collateral on securities loaned at value                                8,299,209
   Variation margin payable on financial futures contracts                   133,345
   Investments purchased payable                                              57,871
   Directors' fees payable                                                     5,199
   Investment advisory fees payable                                            4,835
   Bank overdraft                                                             21,204
   Other affiliates payable                                                    3,274
   Withdrawals payable to investors                                          251,266
   Other accrued expenses payable                                             98,272
                                                                        ------------
           Total liabilities                                               8,874,475
                                                                        ------------
NET ASSETS                                                              $661,025,057
                                                                        ============
NET ASSETS CONSIST OF
  Investors' capital                                                    $406,138,794
  Net unrealized appreciation/depreciation                               254,886,263
                                                                        ------------
  Net Assets                                                            $661,025,057
                                                                        ============

See notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  77

================================================================================

STATEMENT OF OPERATIONS

Year ended December 31, 2014

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends - unaffiliated                                             $ 8,433,364
   Securities lending - affiliated - net                                    659,509
   Dividends - affiliated                                                    37,933
   Foreign taxes withheld                                                   (10,636)
                                                                        -----------
           Total income                                                   9,120,170
                                                                        -----------
EXPENSES
   Investment advisory                                                       64,230
   Accounting services                                                      150,911
   Professional                                                              73,968
   Custodian                                                                 51,914
   Printing                                                                  22,877
   Directors                                                                 22,014
   Miscellaneous                                                             51,410
                                                                        -----------
           Total expenses                                                   437,324
   Less fees waived by Manager                                              (15,158)
                                                                        -----------
           Total expenses after fees waived                                 422,166
                                                                        -----------
NET INVESTMENT INCOME                                                     8,698,004
                                                                        -----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain from:
      Investments                                                        18,870,115
      Financial futures contracts                                         2,090,176
                                                                        -----------
                                                                         20,960,291
                                                                        -----------
     Net change in unrealized appreciation/depreciation on:
         Investments                                                     18,177,824
         Financial futures contracts                                       (516,772)
                                                                        -----------
                                                                         17,661,052
                                                                        -----------
             Net realized and unrealized gain                            38,621,343
                                                                        -----------
     Net Increase in Net Assets Resulting from Operations               $47,319,347
                                                                        ===========

See notes to financial statements.

================================================================================

78  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

Years ended December 31,

-----------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:                                  2014             2013
-----------------------------------------------------------------------------------------
OPERATIONS
  Net investment income                                    $   8,698,004     $  6,680,077
  Net realized gain                                           20,960,291       25,765,323
  Net change in unrealized appreciation/depreciation          17,661,052      127,045,647
                                                           ------------------------------
  Net increase in net assets resulting from operations        47,319,347      159,491,047
                                                           ------------------------------
CAPITAL TRANSACTIONS
   Proceeds from contributions                               107,596,542      142,916,608
   Value of withdrawals                                     (109,758,116)     (84,844,928)
                                                           ------------------------------
   Net increase (decrease) in net assets derived from
       capital transactions                                   (2,161,574)      58,071,680
                                                           ------------------------------
NET ASSETS
  Total increase in net assets                                45,157,773      217,562,727
  Beginning of year                                          615,867,284      398,304,557
                                                           ------------------------------
  End of year                                              $ 661,025,057     $615,867,284
                                                           ==============================

See notes to financial statements.

================================================================================

                                                     FINANCIAL STATEMENTS |   79

================================================================================

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                         YEAR ENDED DECEMBER 31,
                                  ---------------------------------------------------------------
                                     2014            2013          2012        2011          2010
                                  ---------------------------------------------------------------
TOTAL RETURN
Total return                           7.66%         37.98%        18.04%      (3.55)%      28.65%
                                  ---------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
Total expenses                         0.07%(1)       0.07%         0.10%       0.08%        0.08%
                                  ---------------------------------------------------------------
Total expenses after fees waived
 and/or reimbursed                     0.07%(1)       0.06%         0.09%       0.08%        0.08%
                                  ---------------------------------------------------------------
Net investment income                  1.35%(1)       1.32%         1.83%       1.29%        1.30%
                                  ---------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of year (000)      $661,025       $615,867      $398,305    $439,752     $437,426
                                  ===============================================================
Portfolio turnover rate                  10%            18%           12%         12%          15%
                                  ---------------------------------------------------------------

(1) Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01%.

See notes to financial statements.

================================================================================

80  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 2014

--------------------------------------------------------------------------------

(1) ORGANIZATION:

Master Extended Market Index Series (the "Series"), a diversified, open-end management investment company, is a series of Quantitative Master Series LLC (the "Master LLC"). The Master LLC, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and is organized as a Delaware limited liability company. The Master LLC's Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the "Board") to issue non-transferable interests, subject to certain limitations.

The Series, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

(2) SIGNIFICANT ACCOUNTING POLICIES:

The Series' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP"), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Series is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the
Series:

VALUATION: The Series' investments are valued at fair value as of the close of trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction

================================================================================

                                            NOTES TO FINANCIAL STATEMENTS |   81

================================================================================

between market participants at the measurement date. The Series determines the fair values of its financial instruments at market value using independent dealers or pricing services under policies approved by the Board. The BlackRock Global Valuation Methodologies Committee (the "Global Valuation Committee") is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Series for all financial instruments.

Equity investments traded on a recognized securities exchange are valued at the official close each day, if available. For equity investments traded on more than one exchange, the official close price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price. Financial futures contracts traded on exchanges are valued at their last sale price.

The Series values its investments in BlackRock Liquidity Series, LLC, Money Market Series (the "Money Market Series") at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund's net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act. The Series may withdraw up to 25% of its investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

In the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value ("Fair Value Investments"). When determining the price for Fair Value Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Series might reasonably expect to receive from the current sale of that asset in an arm's-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its

================================================================================

82  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

delegate, deems relevant consistent with the principles of fair value measurement, which include the market approach, income approach and/or in the case of recent investments, the cost approach, as appropriate. The market approach generally consists of using comparable market transactions. The income approach generally is used to discount future cash flows to present value and is adjusted for liquidity as appropriate. These factors include but are not limited to: (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Series' pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Value Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

SEGREGATION AND COLLATERALIZATION: In cases where the Series enters into certain investments (e.g., financial futures contracts) that would be "senior securities" for 1940 Act purposes, the Series may segregate or designate on its books and records cash or liquid securities having a market value at least equal to the amount of the Series' future obligations under such investments or borrowings. Doing so allows the investment to be excluded from treatment as a "senior security." Furthermore, if required by an exchange or counterparty agreement, the Series may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

================================================================================

                                            NOTES TO FINANCIAL STATEMENTS |   83

================================================================================

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

RECENT ACCOUNTING STANDARD: In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. It is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Series' financial statement disclosures.

OTHER: Expenses directly related to the Series are charged to the Series. Other operating expenses shared by several funds are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Series has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

(3) SECURITIES AND OTHER INVESTMENTS:

SECURITIES LENDING: The Series may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Series collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Series is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other

================================================================================

84  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Series and any additional required collateral is delivered to the Series on the next business day. During the term of the loan, the Series is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of securities on loan and the value of the related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value - unaffiliated, and collateral on securities loaned at value, respectively. As of December 31, 2014, any securities on loan were collateralized by cash. The cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC ("BIM"), if any, is disclosed in the Schedule of Investments.

Securities lending transactions are entered into by the Series under Master Securities Lending Agreements (each, an "MSLA"), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Series, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty's bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Series can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

================================================================================

                                            NOTES TO FINANCIAL STATEMENTS |   85

================================================================================

As of December 31, 2014, the following table is a summary of the Series' securities lending agreements by counterparty, which are subject to offset under an MSLA:

                                             SECURITIES
                                              LOANED AT          CASH COLLATERAL        NET
COUNTERPARTY                                    VALUE              RECEIVED(1)        AMOUNT
-----------------------------------------------------------------------------------------------
Barclays Capital, Inc.                     $  441,321            $  (441,321)           -
BNP Paribas S.A.                               84,103                (84,103)           -
Citigroup Global Markets, Inc.                620,386               (620,386)           -
Credit Suisse Securities (USA) LLC             22,321                (22,321)           -
Deutsche Bank Securities, Inc.                537,227               (537,227)           -
Goldman Sachs & Co.                         2,347,073             (2,347,073)           -
JP Morgan Securities LLC                    1,057,369             (1,057,369)           -
Merrill Lynch, Pierce,
 Fenner & Smith, Inc.                       1,085,697             (1,085,697)           -
Morgan Stanley                              1,261,796             (1,261,796)           -
National Financial Services LLC               285,980               (285,980)           -
SG Americas Securities LLC                     83,203                (83,203)           -
UBS Securities LLC                             97,901                (97,901)           -
                                           ----------------------------------------------------
TOTAL                                      $7,924,377            $(7,924,377)           -
                                           ====================================================

(1) Collateral with a value of $8,299,209 has been received in connection with securities lending agreements. Collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Series benefits from a borrower default indemnity provided by BIM. BIM's indemnity allows for full replacement of the securities lent if the collateral received does not cover the value on the securities loaned in the event of a borrower default. The Series could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

================================================================================

86  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

(4) DERIVATIVE FINANCIAL INSTRUMENTS:

The Series engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Series and/or to economically hedge its exposure to certain risks such as equity risk. These contracts may be transacted on an exchange or over-the-counter.

FINANCIAL FUTURES CONTRACTS: The Series purchases and/or sells financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk). Financial futures contracts are agreements between the Series and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, financial futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.

Upon entering into a financial futures contract, the Series is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract's size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited, if any, is recorded on the Statement of Assets and Liabilities as cash pledged for financial futures contracts. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin. Variation margin is recorded by the Series as unrealized appreciation or depreciation and, if applicable, as a receivable or payable for variation margin in the Statement of Assets and Liabilities.

When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest or foreign currency exchange rates and the underlying assets.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  87

================================================================================

The following is a summary of the Series' derivative financial instruments categorized by risk exposure:

FAIR VALUES OF DERIVATIVE FINANCIAL INSTRUMENTS AS OF DECEMBER 31, 2014

                                              DERIVATIVE ASSETS
                            -------------------------------------------------------
                                            STATEMENT OF ASSETS
                                          AND LIABILITIES LOCATION           VALUE
                            -------------------------------------------------------
Equity contracts            Net unrealized appreciation(1)                 $370,435
-----------------------------------------------------------------------------------

(1) Includes cumulative appreciation/depreciation on financial futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

THE EFFECT OF DERIVATIVE FINANCIAL INSTRUMENTS IN THE STATEMENT OF OPERATIONS
                       YEAR ENDED DECEMBER 31, 2014

                            Net Realized Gain From
Equity contracts:           Financial futures contracts                  $2,090,176
-----------------------------------------------------------------------------------
                            Net Change in Unrealized
                            Appreciation/Depreciation on                 $ (516,772)
-----------------------------------------------------------------------------------

For the year ended December 31, 2014, the average quarterly balances of outstanding derivative financial instruments were as follows:

FINANCIAL FUTURES CONTRACTS:

Average notional value of contracts purchased                          $16,065,658
-----------------------------------------------------------------------------------

COUNTERPARTY CREDIT RISK: A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange traded futures there is less counterparty credit risk to the Series since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Series does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is

================================================================================

88  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

held in a clearing broker's customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker's customers, potentially resulting in losses to the Series.

(5) INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. ("BlackRock").

The Master LLC, on behalf of the Series, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the "Manager"), the Series' investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays the Manager a monthly fee at an annual rate of 0.01% of the Series' average daily net assets.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Series pays to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with the Series' investment in other affiliated investment companies, if any. This amount is shown as fees waived by Manager in the Statement of Operations. For the year ended December 31, 2014 the fees waived were $15,158.

Prior to July 1, 2014, BIM, an affiliate of the Manager, served as a sub-advisor to the Series pursuant to a sub-advisory agreement with the Manager, and received for its services a monthly fee from the Manager at an annual rate equal to a percentage of the investment advisory fees paid by the Series to the Manager under the Investment Advisory Agreement. Effective July 1, 2014,

================================================================================

                                            NOTES TO FINANCIAL STATEMENTS |   89

================================================================================

the sub-advisory agreement between the Manager and BIM, with respect to the Series, expired.

For the year ended December 31, 2014, the Series reimbursed the Manager $6,728 for certain accounting services, which is included in accounting services in the Statement of Operations.

The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Series' business. The expense limitation as a percentage of average daily net assets is 0.12%. The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to May 1, 2015 unless approved by the Board, including a majority of the Independent Directors. There were no fees waived and/or reimbursed by the Manager for the year ended December 31, 2014.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Series, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Series is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the "collateral investment expenses"). The cash collateral is invested in a private investment company managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the private investment company to an annual rate of 0.04%. The investment advisor to the private investment company will not charge any advisory fees with respect to shares purchased by the Series.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Series retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent. Pursuant to a securities lending agreement effective February 1, 2014, BIM may lend securities only when the difference between the borrower rebate

================================================================================

90  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

rate and the risk free rate exceeds a certain level (such securities, the "specials only securities").

Pursuant to such agreement, the Series retains 80% of securities lending income. In addition, commencing the business day following the date that the aggregate securities lending income earned across the Equity-Liquidity Complex in a calendar year exceeds the aggregate securities lending income earned across the Equity-Liquidity Complex through the lending of specials only securities in the calendar year 2013, the Series, pursuant to the securities lending agreement, will retain for the remainder of the calendar year securities lending income in an amount equal to 85% of securities lending income. Prior to February 1, 2014, the Series retained 65% of securities lending income and paid a fee to BIM equal to 35% of such income. The share of securities lending income earned by the Series is shown as securities lending -- affiliated - net in the Statement of Operations. For the year ended December 31, 2014, the Series paid BIM $152,730 for securities lending agent services.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

(6) PURCHASES AND SALES:

For the year ended December 31, 2014, purchases and sales of investments, excluding short-term securities were $ 84,676,042 and $ 61,812,044, respectively.

(7) INCOME TAX INFORMATION:

The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required.
It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Series files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series' U.S. federal tax returns remains open for each of the four years ended December 31, 2014. The statutes of limitations on

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  91

================================================================================

the Series' state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Series' facts and circumstances and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of December 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost                                           $ 415,994,387
                                                   -------------
Gross unrealized appreciation                      $ 279,412,313
Gross unrealized depreciation                        (27,530,880)
                                                   -------------
Net unrealized appreciation                        $ 251,881,433
                                                   -------------

(8) BANK BORROWINGS:

The Master LLC, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates ("Participating Funds"), was a party to a 364-day, $1.1 billion credit agreement with a group of lenders, under which the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for a certain individual fund, the Participating Funds, including the Fund, could borrow up to an aggregate commitment amount of $650 million, subject to asset coverage and other limitations as specified in the agreement. Effective November 25, 2014, the credit agreement was amended to an aggregate commitment amount of $2.1 billion, of which the Participating Funds, including the Fund, can borrow up to $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The agreement terminates on April 23, 2015, unless otherwise extended to November 24, 2015 or renewed for a period of 364 days from April 23, 2015. The amended agreement has the following terms: a fee of 0.06% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one month LIBOR (but in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed.. Participating Funds paid administration, legal and arrangement fees, which are included in miscellaneous expenses in the Statement of Operations, and along with commitment fees,

================================================================================

92  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2014, the Fund did not borrow under the credit agreement.

(9) PRINCIPAL RISKS:

In the normal course of business, the Series invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Series may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Series; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Series may be exposed to counterparty credit risk, or the risk that an entity with which the Series has unsettled or open transactions may fail to or be unable to perform on its commitments. The Series manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Series to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Series' exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Series.

As of December 31, 2014, the Series invested a significant portion of its assets in securities in the financials sector. Changes in economic conditions affecting the financials sector would have a greater impact on the Series and could affect the value, income and/or liquidity of positions in such securities.

(10) SUBSEQUENT EVENTS:

Management has evaluated the impact of all subsequent events on the Series through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  93

================================================================================

OFFICERS AND DIRECTORS

--------------------------------------------------------------------------------

                                                                                  NUMBER OF
                                                                                  BLACKROCK-
                                                                              ADVISED REGISTERED
                                                                                  INVESTMENT
                                                                                  COMPANIES
                                                                             ("RICs") CONSISTING
                                                              PRINCIPAL          OF INVESTMENT
                         POSITION(S)      LENGTH OF         OCCUPATION(S)         PORTFOLIOS
NAME, ADDRESS(1) AND      HELD WITH      TIME SERVED         DURING PAST        ("PORTFOLIOS")             PUBLIC
YEAR OF BIRTH            MASTER LLC    AS A DIRECTOR(3)       FIVE YEARS           OVERSEEN            DIRECTORSHIPS
---------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS(2)

Ronald W. Forbes         Co-Chairman       Since 2007     Professor Emeritus       33 RICs            None
1940                     of the Board                     of Finance, School       consisting of
                         and Director                     of Business, State       153 Portfolios
                                                          University of New York
                                                          at Albany since 2000.

Rodney D. Johnson        Co-Chairman       Since 2007     President, Fairmount     33 RICs            None
1941                     of the Board                     Capital Advisors, Inc.   consisting of
                         and Director                     from 1987 to 2013;       153 Portfolios
                                                          Member of the
                                                          Archdiocesan
                                                          Investment Committee
                                                          of the Archdiocese of
                                                          Philadelphia from 2004
                                                          to 2012; Director, The
                                                          Committee of Seventy
                                                          (civic) from 2006 to
                                                          2012; Director, Fox
                                                          Chase Cancer Center
                                                          from 2004 to 2011.

David O. Beim            Director          Since 2007     Professor of             33 RICs            None
1940                                                      Professional Practice    consisting of
                                                          at the Columbia          153 Portfolios
                                                          University Graduate
                                                          School of Business
                                                          since 1991; Trustee,
                                                          Phillips Exeter Academy
                                                          from 2002 to 2012;
                                                          Chairman, Wave Hill, Inc.
                                                          (public garden and
                                                          cultural center) from
                                                          1990 to 2006.

================================================================================

94  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

                                                                                  NUMBER OF
                                                                                  BLACKROCK-
                                                                              ADVISED REGISTERED
                                                                                  INVESTMENT
                                                                                  COMPANIES
                                                                             ("RICs") CONSISTING
                                                              PRINCIPAL          OF INVESTMENT
                         POSITION(S)      LENGTH OF         OCCUPATION(S)         PORTFOLIOS
NAME, ADDRESS(1) AND      HELD WITH      TIME SERVED         DURING PAST        ("PORTFOLIOS")             PUBLIC
YEAR OF BIRTH            MASTER LLC    AS A DIRECTOR(3)       FIVE YEARS           OVERSEEN            DIRECTORSHIPS
---------------------------------------------------------------------------------------------------------------------
Frank J. Fabozzi         Director          Since 2014     Editor of and            112 RICs           None
1948                                                      Consultant for The       consisting of
                                                          Journal of Portfolio     232 Portfolios
                                                          Management since
                                                          2006; Professor of
                                                          Finance, EDHEC
                                                          Business School since
                                                          2011; Professor in the
                                                          Practice of Finance
                                                          and Becton Fellow,
                                                          Yale University School
                                                          of Management from
                                                          2006 to 2011; Adjunct
                                                          Professor of Finance
                                                          and Becton Fellow,
                                                          Yale University from
                                                          1994 to 2006.

Dr. Matina S. Horner     Director          Since 2007     Executive Vice           33 RICs            NSTAR (electric
1939                                                      President, Teachers      consisting of      and gas utility)
                                                          Insurance and Annuity    153 Portfolios
                                                          Association and
                                                          College Retirement
                                                          Equities Fund from
                                                          1989 to 2003.

================================================================================

                                      OFFICERS' AND DIRECTORS' INFORMATION |  95

================================================================================

                                                                                  NUMBER OF
                                                                                  BLACKROCK-
                                                                              ADVISED REGISTERED
                                                                                  INVESTMENT
                                                                                  COMPANIES
                                                                             ("RICs") CONSISTING
                                                              PRINCIPAL          OF INVESTMENT
                         POSITION(S)      LENGTH OF         OCCUPATION(S)         PORTFOLIOS
NAME, ADDRESS(1) AND      HELD WITH      TIME SERVED         DURING PAST        ("PORTFOLIOS")             PUBLIC
YEAR OF BIRTH            MASTER LLC    AS A DIRECTOR(3)       FIVE YEARS           OVERSEEN            DIRECTORSHIPS
---------------------------------------------------------------------------------------------------------------------
Herbert I. London        Director          Since 2007     Professor Emeritus,      33 RICs            None
1939                                                      New York University      consisting of
                                                          since 2005;              153 Portfolios
                                                          John M. Olin Professor
                                                          of Humanities,
                                                          New York University
                                                          from 1993 to 2005 and
                                                          Professor thereof from
                                                          1980 to 2005; President
                                                          Emeritus, Hudson
                                                          Institute (policy research
                                                          organization) from 2011
                                                          to 2012, President
                                                          thereof from 1997 to 2011
                                                          and Trustee from 1980 to
                                                          2012; Chairman of the
                                                          Board of Trustees for
                                                          Grantham University
                                                          since 2006; Director,
                                                          InnoCentive, Inc. (global
                                                          internet service) since
                                                          2005; Director, Cerego,
                                                          LLC (educational software)
                                                          since 2005; Director,
                                                          Cybersettle (online
                                                          adjudication) since 2009;
                                                          Director, AIMS Worldwide,
                                                          Inc. (marketing) from
                                                          2007 to 2012.

Ian A. MacKinnon         Director          Since 2012     Director, Kennett        33 RICs            None
1948                                                      Capital, Inc.            consisting of
                                                          (investments)            153 Portfolios
                                                          since 2006; Director,
                                                          Free Library of
                                                          Philadelphia from
                                                          1998 to 2008.

================================================================================

96  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

                                                                                  NUMBER OF
                                                                                  BLACKROCK-
                                                                              ADVISED REGISTERED
                                                                                  INVESTMENT
                                                                                  COMPANIES
                                                                             ("RICs") CONSISTING
                                                              PRINCIPAL          OF INVESTMENT
                         POSITION(S)      LENGTH OF         OCCUPATION(S)         PORTFOLIOS
NAME, ADDRESS(1) AND      HELD WITH      TIME SERVED         DURING PAST        ("PORTFOLIOS")             PUBLIC
YEAR OF BIRTH            MASTER LLC    AS A DIRECTOR(3)       FIVE YEARS           OVERSEEN            DIRECTORSHIPS
---------------------------------------------------------------------------------------------------------------------
Cynthia A.               Director          Since 2007     Professor,               33 RICs            Newell
Montgomery                                                Harvard Business         consisting of      Rubbermaid, Inc.
1952                                                      School since 1989;       153 Portfolios     (manufacturing)
                                                          Director, McLean
                                                          Hospital from 2005
                                                          to 2012; Director,
                                                          Harvard Business
                                                          School Publishing
                                                          from 2005 to 2010.

Joseph P. Platt          Director          Since 2007     Director, Jones and      33 RICs            Greenlight
1947                                                      Brown (Canadian          consisting of      Capital Re, Ltd.
                                                          insurance broker)        153 Portfolios     (reinsurance
                                                          since 1998; General                         company)
                                                          Partner, Thorn
                                                          Partners, LP
                                                          (private investments)
                                                          since 1998; Director,
                                                          WQED Multi-Media
                                                          (public broadcasting
                                                          not-for-profit) since
                                                          2001; Director, The
                                                          West Penn Allegheny
                                                          Health System
                                                          (a not-for-profit health
                                                          system) from 2008 to
                                                          2013; Partner, Amarna
                                                          Corporation, LLC
                                                          (private investment
                                                          company) from 2002
                                                          to 2008.

Robert C. Robb, Jr.    Director            Since 2007     Partner, Lewis, Eckert,  33 RICs            None
1945                                                      Robb and Company         consisting of
                                                          (management and          153 Portfolios
                                                          financial consulting
                                                          firm) since 1981.

================================================================================

                                      OFFICERS' AND DIRECTORS' INFORMATION |  97

================================================================================

                                                                                  NUMBER OF
                                                                                  BLACKROCK-
                                                                              ADVISED REGISTERED
                                                                                  INVESTMENT
                                                                                  COMPANIES
                                                                             ("RICs") CONSISTING
                                                              PRINCIPAL          OF INVESTMENT
                         POSITION(S)      LENGTH OF         OCCUPATION(S)         PORTFOLIOS
NAME, ADDRESS(1) AND      HELD WITH      TIME SERVED         DURING PAST        ("PORTFOLIOS")             PUBLIC
YEAR OF BIRTH            MASTER LLC    AS A DIRECTOR(3)       FIVE YEARS           OVERSEEN            DIRECTORSHIPS
---------------------------------------------------------------------------------------------------------------------
Toby Rosenblatt          Director          Since 2007     President, Founders      33 RICs            None
1938                                                      Investments Ltd.         consisting of
                                                          (private investments)    153 Portfolios
                                                          since 1999; Director,
                                                          Forward Management,
                                                          LLC since 2007;
                                                          Director, College
                                                          Futures Foundation
                                                          (philanthropic
                                                          foundation) since 2009;
                                                          Director, The James
                                                          Irvine Foundation
                                                          (philanthropic
                                                          foundation) from
                                                          1998 to 2008.

================================================================================

98 | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

                                                                                  NUMBER OF
                                                                                  BLACKROCK-
                                                                              ADVISED REGISTERED
                                                                                  INVESTMENT
                                                                                  COMPANIES
                                                                             ("RICs") CONSISTING
                                                              PRINCIPAL          OF INVESTMENT
                         POSITION(S)      LENGTH OF         OCCUPATION(S)         PORTFOLIOS
NAME, ADDRESS(1) AND      HELD WITH      TIME SERVED         DURING PAST        ("PORTFOLIOS")             PUBLIC
YEAR OF BIRTH            MASTER LLC    AS A DIRECTOR(3)       FIVE YEARS           OVERSEEN            DIRECTORSHIPS
---------------------------------------------------------------------------------------------------------------------
Kenneth L. Urish         Director          Since 2007     Managing Partner,        33 RICs            None
1951                                                      Urish Popeck & Co.,      consisting of
                                                          LLC (certified public    153 Portfolios
                                                          accountants and
                                                          consultants) since
                                                          1976; Immediate-past
                                                          Chairman of the
                                                          Professional Ethics
                                                          Committee of the
                                                          Pennsylvania Institute
                                                          of Certified Public
                                                          Accountants and
                                                          Committee Member
                                                          thereof since 2007;
                                                          Member of External
                                                          Advisory Board, The
                                                          Pennsylvania State
                                                          University Accounting
                                                          Department since 2001;
                                                          Principal, UP Strategic
                                                          Wealth Investment
                                                          Advisors, LLC since
                                                          2013; Trustee,
                                                          The Holy Family
                                                          Institute from 2001 to
                                                          2010; President and
                                                          Trustee, Pittsburgh
                                                          Catholic Publishing
                                                          Associates from 2003
                                                          to 2008; Director,
                                                          Inter-Tel from
                                                          2006 to 2007.

================================================================================

                                      OFFICERS' AND DIRECTORS' INFORMATION |  99

================================================================================

                                                                                  NUMBER OF
                                                                                  BLACKROCK-
                                                                              ADVISED REGISTERED
                                                                                  INVESTMENT
                                                                                  COMPANIES
                                                                             ("RICs") CONSISTING
                                                              PRINCIPAL          OF INVESTMENT
                         POSITION(S)      LENGTH OF         OCCUPATION(S)         PORTFOLIOS
NAME, ADDRESS(1) AND      HELD WITH      TIME SERVED         DURING PAST        ("PORTFOLIOS")             PUBLIC
YEAR OF BIRTH            MASTER LLC    AS A DIRECTOR(3)       FIVE YEARS           OVERSEEN            DIRECTORSHIPS
---------------------------------------------------------------------------------------------------------------------
Frederick W. Winter      Director          Since 2007     Director, Alkon          33 RICs            None
1945                                                      Corporation              consisting of
                                                          (pneumatics) since       153 Portfolios
                                                          1992; Professor and
                                                          Dean Emeritus of the
                                                          Joseph M. Katz School
                                                          of Business, University
                                                          of Pittsburgh from
                                                          2005 to 2013 and
                                                          Dean thereof from 1997
                                                          to 2005; Director,
                                                          Tippman Sports
                                                          (recreation) from 2005
                                                          to 2013; Director,
                                                          Indotronix International
                                                          (IT services) from
                                                          2004 to 2008.

(1) The address of each Director is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055.

(2) Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 75. The Board has determined to extend the terms of Directors on a case-by-case basis, as appropriate.

(3) Date shown is the earliest date a person has served for the Master LLC covered by this annual report. Following the combination of Merrill Lynch Investment Managers, L.P. ("MLIM") and BlackRock, Inc. ("BlackRock") in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Directors as joining the Master LLC board in 2007, those Directors first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows: David O. Beim, 1998; Ronald W. Forbes, 1977; Dr. Matina S. Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1998; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999. Frank J. Fabozzi first became a member of the board of other funds advised by BlackRock Advisors, LLC or its affiliates in 1988.

================================================================================

100  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

                                                                                  NUMBER OF
                                                                                  BLACKROCK-
                                                                              ADVISED REGISTERED
                                                                                  INVESTMENT
                                                                                  COMPANIES
                                                                             ("RICs") CONSISTING
                                                              PRINCIPAL          OF INVESTMENT
                         POSITION(S)      LENGTH OF         OCCUPATION(S)         PORTFOLIOS
NAME, ADDRESS(1) AND      HELD WITH      TIME SERVED         DURING PAST        ("PORTFOLIOS")             PUBLIC
YEAR OF BIRTH            MASTER LLC    AS A DIRECTOR(3)       FIVE YEARS           OVERSEEN            DIRECTORSHIPS
---------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS(4)

Paul L. Audet            Director          Since 2011     Senior Managing          141 RICs           None
1953                                                      Director of BlackRock    consisting of
                                                          and Head of              329 Portfolios
                                                          U.S. Mutual Funds
                                                          since 2011; Chair of
                                                          the U.S. Mutual Funds
                                                          Committee reporting
                                                          to the Global Executive
                                                          Committee since 2011;
                                                          Head of BlackRock's
                                                          Real Estate business
                                                          from 2008 to 2011;
                                                          Member of BlackRock's
                                                          Global Operating and
                                                          Corporate Risk
                                                          Management Committees
                                                          and of the BlackRock
                                                          Alternative Investors
                                                          Executive Committee
                                                          and Investment Committee
                                                          for the Private Equity
                                                          Fund of Funds business
                                                          since 2008; Head of
                                                          BlackRock's Global
                                                          Cash Management
                                                          business from 2005 to
                                                          2010; Acting Chief
                                                          Financial Officer of
                                                          BlackRock from 2007
                                                          to 2008; Chief Financial
                                                          Officer of BlackRock
                                                          from 1998 to 2005.

================================================================================

                                     OFFICERS' AND DIRECTORS' INFORMATION |  101

================================================================================

                                                                                  NUMBER OF
                                                                                  BLACKROCK-
                                                                              ADVISED REGISTERED
                                                                                  INVESTMENT
                                                                                  COMPANIES
                                                                             ("RICs") CONSISTING
                                                              PRINCIPAL          OF INVESTMENT
                         POSITION(S)      LENGTH OF         OCCUPATION(S)         PORTFOLIOS
NAME, ADDRESS(1) AND      HELD WITH      TIME SERVED         DURING PAST        ("PORTFOLIOS")             PUBLIC
YEAR OF BIRTH            MASTER LLC    AS A DIRECTOR(3)       FIVE YEARS           OVERSEEN            DIRECTORSHIPS
---------------------------------------------------------------------------------------------------------------------
Henry Gabbay             Director          Since 2007     Consultant, BlackRock    141 RICs           None
1947                                                      from 2007 to 2008;       consisting of
                                                          Managing Director,       329 Portfolios
                                                          BlackRock from
                                                          1989 to 2007; Chief
                                                          Administrative Officer,
                                                          BlackRock Advisors,
                                                          LLC from 1998 to
                                                          2007; President of
                                                          BlackRock Funds and
                                                          BlackRock Allocation
                                                          Target Shares (formerly
                                                          BlackRock Bond
                                                          Allocation Target Shares)
                                                          from 2005 to 2007 and
                                                          Treasurer of certain
                                                          closed-end funds in the
                                                          BlackRock fund complex
                                                          from 1989 to 2006.

(4) Mr. Audet is an "interested person," as defined in the 1940 Act, of the Trust based on his position with BlackRock and its affiliates. Mr. Gabbay is an "interested person" of the Trust based on his former positions with BlackRock and its affiliates as well as his ownership of BlackRock and The PNC Financial Services Group, Inc. securities. Mr. Audet, Dr. Fabozzi and Mr. Gabbay are also directors of the BlackRock registered closed-end funds and directors of other BlackRock registered open-end funds. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 75. The Board has determined to extend the terms of Trustees on a case-by-case basis, as appropriate.

================================================================================

102  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

                       POSITION(S)
NAME, ADDRESS(1) AND    HELD WITH       LENGTH OF                     PRINCIPAL OCCUPATION(S)
YEAR OF BIRTH          MASTER LLC      TIME SERVED                    DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------
OFFICERS(2)

John M. Perlowski    President and    Since 2010     Managing Director of BlackRock since 2009;
1964                 Chief Executive                 Global Head of BlackRock Fund Services since 2009;
                     Officer                         Managing Director and Chief Operating Officer of the Global
                                                     Product Group at Goldman Sachs Asset Management, L.P.
                                                     from 2003 to 2009; Treasurer of Goldman Sachs Mutual
                                                     Funds from 2003 to 2009 and Senior Vice President thereof
                                                     from 2007 to 2009; Director of Goldman Sachs Offshore
                                                     Funds from 2002 to 2009; Director of Family Resource
                                                     Network (charitable foundation) since 2009.

Richard Hoerner,     Vice President   Since 2009     Managing Director of BlackRock since 2000; Head of the
CFA                                                  Global Cash Group since 2013; Co-head of the Global Cash
1958                                                 and Securities Lending Group from 2010 to 2013; Member
                                                     of the Cash Management Group Executive Committee since
                                                     2005.

Jennifer McGovern    Vice President   Since 2014     Director of BlackRock, Inc. since 2011; Head of Product
1977                                                 Structure and Oversight for BlackRock's U.S. Wealth
                                                     Advisory Group since 2013; Vice President of BlackRock,
                                                     Inc. from 2008 to 2010.

Neal Andrews         Chief            Since 2007     Managing Director of BlackRock since 2006; Senior Vice
1966                 Financial                       President and Line of Business Head of Fund Accounting and
                     Officer                         Administration at PNC Global Investment Servicing (U.S.)
                                                     Inc. from 1992 to 2006.

Jay Fife             Treasurer        Since 2007     Managing Director of BlackRock since 2007; Director of
1970                                                 BlackRock in 2006; Assistant Treasurer of the MLIM and
                                                     Fund Asset Management, L.P. advised funds from 2005 to
                                                     2006; Director of MLIM Fund Services Group from 2001
                                                     to 2006.

Charles Park         Chief            Since 2014     Chief Compliance Officer of BlackRock Advisors, LLC and
1967                 Compliance                      the BlackRock-advised Funds in the Equity-Bond Complex,
                     Officer and                     the Equity-Liquidity Complex and the Closed-End Complex
                     Anti-Money                      since 2014; Principal of and Chief Compliance Officer for
                     Laundering                      iShares(R) Delaware Trust Sponsor LLC since 2012 and
                     Officer                         BlackRock Fund Advisors ("BFA") since 2006; Chief
                                                     Compliance Officer for the BFA-advised iShares exchange
                                                     traded funds since 2006; Chief Compliance Officer for
                                                     BlackRock Asset Management International Inc. since 2012.

================================================================================

                                     OFFICERS' AND DIRECTORS' INFORMATION |  103

================================================================================

                       POSITION(S)
NAME, ADDRESS(1) AND    HELD WITH       LENGTH OF                     PRINCIPAL OCCUPATION(S)
YEAR OF BIRTH          MASTER LLC      TIME SERVED                    DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------
Benjamin Archibald   Secretary        Since 2012     Managing Director of BlackRock since 2014; Director of
1975                                                 BlackRock from 2010 to 2013; Assistant Secretary of the
                                                     BlackRock-advised funds from 2010 to 2012; General
                                                     Counsel and Chief Operating Officer of Uhuru Capital
                                                     Management from 2009 to 2010; Executive Director and
                                                     Counsel of Goldman Sachs Asset Management from 2005 to
                                                     2009.

(1) The address of each Officer is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055.

(2) Officers of the Master LLC serve at the pleasure of the Board.

Further information about the Officers and Directors is available in the Series' Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Effective September 19, 2014, Brendan Kyne resigned as a Vice President of the Master LLC and Jennifer McGovern became a Vice President of the Master LLC.

Effective December 31, 2014, Paul L. Audet and Henry Gabbay resigned as a Director of the Series and Ronald W. Forbes resigned as a Director of the Master LLC and Co-Chair of the Board. Effective January 1, 2015, Collette Chilton, Barbara G. Novick and Mark Stalnecker were appointed to serve as a Director of the Master LLC.

================================================================================

104  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

ADDITIONAL INFORMATION

INVESTMENT ADVISOR
BlackRock Advisors, LLC
Wilmington, DE 19809

CUSTODIAN
State Street Bank and Trust Co.
Boston, MA 02110

ACCOUNTING AGENT
State Street Bank and Trust Co.
Boston, MA 02110

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Boston, MA 02116

LEGAL COUNSEL
Sidley Austin LLP
New York, NY 10019

ADDRESS OF THE SERIES
100 Bellevue Parkway
Wilmington, DE 19809

AVAILABILITY OF QUARTERLY SCHEDULE OF INVESTMENTS
The Series files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q are available on the SEC's website at HTTP://WWW.SEC.GOV and may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on how to access documents on the SEC's website without charge may be obtained by calling (800) SEC-0330. The Series' Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

AVAILABILITY OF PROXY VOTING POLICIES AND PROCEDURES
A description of the policies and procedures that the Series uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at HTTP://WWW.BLACKROCK.COM; and (3) on the SEC's website at HTTP://WWW.SEC.GOV.

AVAILABILITY OF PROXY VOTING RECORD
Information about how the Series voted proxies relating to securities held in the Series' portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at HTTP://WWW.BLACKROCK.com; and
(2) on the SEC's website at HTTP://WWW.SEC.GOV.

================================================================================

                                     OFFICERS' AND DIRECTORS' INFORMATION |  105

================================================================================

TRUSTEES                               Daniel S. McNamara
                                       Robert L. Mason, Ph.D.
                                       Jefferson C. Boyce
                                       Dawn M. Hawley
                                       Paul L. McNamara
                                       Barbara B. Ostdiek, Ph.D.
                                       Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                      USAA Asset Management Company
INVESTMENT ADVISER                     P.O. Box 659453
                                       San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                        USAA Investment Management Company
DISTRIBUTOR                            P.O. Box 659453
                                       San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                         USAA Shareholder Account Services
                                       9800 Fredericksburg Road
                                       San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                          State Street Bank and Trust Company
ACCOUNTING AGENT                       One Lincoln Street
                                       Boston, Massachusetts 02111
--------------------------------------------------------------------------------
INDEPENDENT                            Ernst & Young LLP
REGISTERED PUBLIC                      100 West Houston St., Suite 1800
ACCOUNTING FIRM                        San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                           Under "My Accounts" on
SELF-SERVICE 24/7                     usaa.com select your mutual fund
AT USAA.COM                           account and either click the link or
                                      select 'I want to...' and select
OR CALL                               the desired action.
(800) 531-USAA
        (8722)
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

201618-0215

================================================================================

       USAA                                                 --------------
       9800 Fredericksburg Road                                PRSRT STD
       San Antonio, TX 78288                                 U.S. Postage
                                                                 PAID
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                                                            --------------

>>  SAVE PAPER AND FUND COSTS
    Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
    Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

    [LOGO OF USAA]
         USAA      We know what it means to serve.(R)

================================================================================
 37733-0215                                  (c)2015, USAA. All rights reserved.

 ITEM 2.  CODE OF ETHICS.

On September 24, 2014, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.


On November 18, 2008, and September 24, 2014, respectively, the Board of Trustees of USAA Mutual Funds Trust designated Dr. Barbara B. Ostdiek, Ph.D. and Dawn M. Hawley as the Board's audit committee financial experts. Dr. Ostdiek has served as an Associate Professor of Management at Rice University since 2001. Dr. Ostdiek also has served as an Academic Director at El Paso Corporation Finance Center since 2002. Ms. Hawley was Chief Financial Officer, Director of Financial Planning and Analysis for AIM Management Group Inc. from October 1987 through January 2006 and was Manager of Finance at Menil Foundation, Inc. from May 2007 through June 2011. Each of Dr. Ostdiek and Ms. Hawley is an independent trustee who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Funds Trust.




ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 52 funds in all. Only 14 funds of the Registrant have a fiscal year-end of December 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended December 31, 2014 and 2013 were $419,808 and $419,620, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended December 31, 2014 and 2013 were $67,300 and $78,650, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. The aggregate fees billed by Ernst & Young LLP to the Registrant for tax services relating to the PFIC Analyzer Service for fiscal years ended December 31, 2014 and 2013 were $15,164 and $0, respectively.


(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended December 31, 2014 and 2013.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, USAA Asset Management Company (AMCO), and the Funds' transfer agent, SAS, for December 31, 2014 and 2013 were $67,300 and $406,468, respectively.

(h) Ernst & Young LLP provided non-audit services to AMCO in 2013 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to AMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.


Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.


ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:


                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
              - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
              - compliance with applicable laws and governmental rules and regulations;
              - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and AMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for AMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on AMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and AMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and Investment Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (I.E., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
            - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
            - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and AMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
            - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and AMCO's operating policies and procedures.
            - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
            - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                     - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                     - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, AMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The Investment Code of Ethics (designated to address 1940 Act and Advisers Act requirements) and AMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other AMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Trust's Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, AMCO, and other personnel of USAA as determined by the Trust's Chief Legal Officer or the Chair of the Trust's Board of Trustees.






Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003.

Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007.

Approved and adopted by the Investment Code of Ethics Committee: August 29,
2008.

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008.

Approved and adopted by the Investment Code of Ethics Committee:  August 17,
2009.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 24, 2009.

Approved and adopted by the Investment Code of Ethics Committee:
August 31, 2010.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 22, 2010.

Approved and adopted by the Investment Code of Ethics Committee: August 22,
2011.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 20, 2011.


Approved and adopted by the Investment Code of Ethics Committee: September 4, 2012.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 27, 2012.

Approved and adopted by the Investment Code of Ethics Committee:
August 23, 2013

Approved and adopted by the Board of Trustees of USAA Mutual Fund Trust:
September 25, 2013

Approved and adopted by the Investment Code of Ethics Committee:
August 27, 2014

Approved and adopted by the Board of Trustees of USAA Mutual Fund Trust:
September 24, 2014

                                   APPENDIX A
                                COVERED OFFICERS




PRESIDENT
TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.
(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.

                             SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended December 31, 2014

By:*     /s/ Daniel J. Mavico
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     02/24/2015
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ Daniel S. McNamara
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     02/26/2015
         ------------------------------


By:*     /s/ Roberto Galindo, Jr.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     02/26/2015
         ------------------------------

*Print the name and title of each signing officer under his or her signature.